UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street,

12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31 for all funds in this filing except Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage Dow Jones Target 2055 Fund, and Wells Fargo Advantage Dow Jones Target Today Fund, which had fiscal year end of February 28.

Date of reporting period: May 31, 2013

ITEM 1.     INVESTMENTS

Wells Fargo Advantage Dow Jones Target 2010 Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Value
Investment Companies : 100.14%
Affiliated Master Portfolios : 100.14%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$595,641,721
Wells Fargo Advantage Diversified Stock Portfolio		178,527,898
Wells Fargo Advantage Short-Term Investment Portfolio		32,806,628

Total Investment Companies (Cost $743,100,071)		806,976,247

Total investments in securities (Cost $743,100,071)*	100.14%	806,976,247
Other assets and liabilities, net	(0.14)	(1,101,816)

Total net assets	100.00%	$805,874,431

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Dow Jones Target 2010 Fund

Notes to Portfolio of investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Dow Jones Target 2015 Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Value
Investment Companies : 100.28%
Affiliated Master Portfolios : 100.28%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$652,587,662
Wells Fargo Advantage Diversified Stock Portfolio		327,686,644
Wells Fargo Advantage Short-Term Investment Portfolio		41,427,050

Total Investment Companies (Cost $959,309,325)		1,021,701,356

Total investments in securities (Cost $959,309,325)*	100.28%	1,021,701,356
Other assets and liabilities, net	(0.28)	(2,893,950)

Total net assets	100.00%	$1,018,807,406

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Dow Jones Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Dow Jones Target 2020 Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Value
Investment Companies : 100.02%
Affiliated Master Portfolios : 100.02%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$1,393,899,758
Wells Fargo Advantage Diversified Stock Portfolio		1,169,237,786
Wells Fargo Advantage Short-Term Investment Portfolio		107,970,737

Total Investment Companies (Cost $2,426,149,075)		2,671,108,281

Total investments in securities (Cost $2,426,149,075)*	100.02%	2,671,108,281
Other assets and liabilities, net	(0.02)	(463,372)

Total net assets	100.00%	$2,670,644,909

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Dow Jones Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Dow Jones Target 2025 Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Value
Investment Companies : 100.80%
Affiliated Master Portfolios : 100.80%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$922,730,780
Wells Fargo Advantage Diversified Stock Portfolio		1,302,094,068
Wells Fargo Advantage Short-Term Investment Portfolio		93,398,544
Total Investment Companies (Cost $2,073,471,860)		2,318,223,392

Total investments in securities (Cost $2,073,471,860)*	100.80%	2,318,223,392
Other assets and liabilities, net	(0.80)	(18,392,962)

Total net assets	100.00%	$2,299,830,430

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Dow Jones Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Dow Jones Target 2030 Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Value
Investment Companies : 99.98%
Affiliated Master Portfolios : 99.98%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$688,281,469
Wells Fargo Advantage Diversified Stock Portfolio		1,681,506,138
Wells Fargo Advantage Short-Term Investment Portfolio		99,154,891

Total Investment Companies (Cost $2,169,644,040)		2,468,942,498

Total investments in securities (Cost $2,169,644,040)*	99.98%	2,468,942,498
Other assets and liabilities, net	0.02	526,875

Total net assets	100.00%	$2,469,469,373

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Dow Jones Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Dow Jones Target 2035 Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Value
Investment Companies : 100.87%
Affiliated Master Portfolios : 100.87%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$216,651,782
Wells Fargo Advantage Diversified Stock Portfolio		963,475,986
Wells Fargo Advantage Short-Term Investment Portfolio		49,237,093
Total Investment Companies (Cost $1,077,331,851)		1,229,364,861

Total investments in securities (Cost $1,077,331,851)*	100.87%	1,229,364,861
Other assets and liabilities, net	(0.87)	(10,645,211)

Total net assets	100.00%	$1,218,719,650

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Dow Jones Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Target 2040 Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Value
Investment Companies : 99.93%
Affiliated Master Portfolios : 99.93%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$172,772,561
Wells Fargo Advantage Diversified Stock Portfolio		1,464,836,526
Wells Fargo Advantage Short-Term Investment Portfolio		68,181,150

Total Investment Companies (Cost $1,461,322,867)		1,705,790,237

Total investments in securities (Cost $1,461,322,867)*	99.93%	1,705,790,237
Other assets and liabilities, net	0.07	1,191,157

Total net assets	100.00%	$1,706,981,394

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Dow Jones Target 2040 Fund (the “Fund”)

Notes to Portfolio of Investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Dow Jones Target 2045 Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Value
Investment Companies : 100.40%
Affiliated Master Portfolios : 100.40%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$41,187,825
Wells Fargo Advantage Diversified Stock Portfolio		596,321,620
Wells Fargo Advantage Short-Term Investment Portfolio		26,513,294
Total Investment Companies (Cost $578,360,981)		664,022,739

Total investments in securities (Cost $578,360,981)*	100.40%	664,022,739
Other assets and liabilities, net	(0.40)	(2,617,579)

Total net assets	100.00%	$661,405,160

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Dow Jones Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Target 2050 Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Shares	Value
Investment Companies : 99.92%
Affiliated Master Portfolios : 99.92%
Wells Fargo Advantage Diversified Fixed Income Portfolio			$59,132,680
Wells Fargo Advantage Diversified Stock Portfolio			932,174,469
Wells Fargo Advantage Short-Term Investment Portfolio			41,221,848

Total Investment Companies (Cost $873,262,961)			1,032,528,997

Total investments in securities (Cost $873,262,961)*	99.92%		1,032,528,997
Other assets and liabilities, net	0.08		857,494

Total net assets	100.00%		$1,033,386,491

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Dow Jones Target 2050 Fund (the “Fund”)

Notes to Portfolio of Investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Dow Jones Target 2055 Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Value
Investment Companies : 99.01%
Affiliated Master Portfolios : 99.01%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$3,595,072
Wells Fargo Advantage Diversified Stock Portfolio		56,673,145
Wells Fargo Advantage Short-Term Investment Portfolio		2,506,153

Total Investment Companies (Cost $58,290,417)		62,774,370

Total investments in securities (Cost $58,290,417)*	99.01%	62,774,370
Other assets and liabilities, net	0.99	626,864

Total net assets	100.00%	$63,401,234

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Dow Jones Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Dow Jones Target Today Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Value
Investment Companies : 100.16%
Affiliated Master Portfolios : 100.16%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$720,845,385
Wells Fargo Advantage Diversified Stock Portfolio		138,796,900
Wells Fargo Advantage Short-Term Investment Portfolio		46,099,069
Total Investment Companies (Cost $864,679,523)		905,741,354

Total investments in securities (Cost $864,679,523)*	100.16%	905,741,354
Other assets and liabilities, net	(0.16)	(1,412,415)

Total net assets	100.00%	$904,328,939

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Dow Jones Target Today Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 95.94%
FDIC Series 2010-S1 Class 1A ±144A	0.75%	2-25-2048	$9,392,792	$9,399,649
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	2.01	12-15-2039	368,174	366,407
FHLMC ±	1.92	2-1-2037	17,471	18,537
FHLMC ±	2.06	1-1-2024	56,073	56,371
FHLMC ±	2.09	1-1-2023	68,288	70,763
FHLMC ±	2.13	5-1-2028	588,373	626,936
FHLMC ±	2.14	6-1-2020	2,801	2,813
FHLMC ±	2.14	5-1-2020	1,807	1,818
FHLMC ±	2.18	3-1-2025	152,048	156,728
FHLMC ±	2.19	5-1-2020	973	990
FHLMC ±	2.21	9-1-2016	6,736	6,823
FHLMC ±	2.21	11-1-2016	127,735	133,186
FHLMC ±	2.21	7-1-2018	3,334	3,403
FHLMC ±	2.21	1-1-2019	9,264	9,692
FHLMC ±	2.21	2-1-2019	16,068	16,811
FHLMC ±	2.21	2-1-2035	504,843	529,520
FHLMC ±	2.22	1-1-2037	4,562,263	4,879,761
FHLMC ±	2.22	7-1-2030	30,717	32,337
FHLMC ±	2.23	8-1-2033	3,696,480	3,937,943
FHLMC ±	2.23	6-1-2037	1,757,231	1,845,067
FHLMC ±	2.24	3-1-2020	2,967	2,989
FHLMC ±	2.24	12-1-2017	7,781	7,827
FHLMC ±	2.25	5-1-2019	8,935	9,039
FHLMC ±	2.26	7-1-2019	2,252	2,266
FHLMC ±	2.28	1-1-2030	35,990	38,460
FHLMC ±	2.28	7-1-2034	17,490,129	18,566,838
FHLMC ±	2.31	8-1-2034	2,498,723	2,637,667
FHLMC ±	2.31	7-1-2024	58,233	60,500
FHLMC ±	2.31	2-1-2035	2,284,913	2,420,691
FHLMC ±	2.32	4-1-2023	544,939	559,497
FHLMC ±	2.32	1-1-2030	10,543	11,036
FHLMC ±	2.32	1-1-2030	18,395	19,377
FHLMC ±	2.32	7-1-2030	210,600	223,067
FHLMC ±	2.32	8-1-2036	6,449,164	6,889,785
FHLMC ±	2.33	6-1-2036	9,993,079	10,617,150
FHLMC ±	2.33	6-1-2037	7,562,648	8,051,195
FHLMC ±	2.34	7-1-2036	1,028,311	1,093,158
FHLMC ±	2.35	8-1-2033	780,516	820,548
FHLMC ±	2.35	10-1-2033	69,798	72,485
FHLMC ±	2.35	5-1-2032	82,397	84,070
FHLMC ±	2.35	5-1-2034	5,363,911	5,727,714
FHLMC ±	2.36	9-1-2035	3,862,201	4,127,800
FHLMC ±	2.36	10-1-2037	2,464,081	2,628,519
FHLMC ±	2.36	12-1-2034	1,195,373	1,268,429
FHLMC ±	2.36	3-1-2035	9,396,676	10,032,703
FHLMC ±	2.36	7-1-2036	7,556,614	8,082,905
FHLMC ±	2.36	4-1-2034	1,903,226	2,033,375
FHLMC ±	2.36	7-1-2034	367,712	389,876
FHLMC ±	2.37	2-1-2036	1,898,631	2,032,282
FHLMC ±	2.37	5-1-2036	2,821,428	3,004,452
FHLMC ±	2.37	1-1-2036	4,318,658	4,616,886
FHLMC ±	2.38	12-1-2017	40,976	42,996
FHLMC ±	2.38	5-1-2018	1,165	1,221
FHLMC ±	2.38	6-1-2018	14,906	15,630
FHLMC ±	2.38	9-1-2018	2,762	2,906
FHLMC ±	2.38	1-1-2029	10,795	11,079
FHLMC ±	2.38	12-1-2032	3,239,162	3,460,063
FHLMC ±	2.38	5-1-2034	1,516,712	1,621,738
FHLMC ±	2.38	7-1-2035	6,222,229	6,649,379
FHLMC ±	2.38	12-1-2032	5,594,332	5,969,847
FHLMC ±	2.38	3-1-2036	1,999,553	2,137,292
FHLMC ±	2.38	8-1-2035	6,885,483	7,360,930
FHLMC ±	2.39	8-1-2027	12,071	12,276
FHLMC ±	2.39	12-1-2035	5,048,750	5,381,856
FHLMC ±	2.39	4-1-2034	6,415,180	6,899,028

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.39%	2-1-2036	$1,984,638	$2,101,740
FHLMC ±	2.40	11-1-2029	213,382	228,097
FHLMC ±	2.40	3-1-2027	343,758	367,032
FHLMC ±	2.40	2-1-2035	8,595,771	9,187,509
FHLMC ±	2.40	9-1-2030	775,374	825,301
FHLMC ±	2.41	8-1-2018	315	316
FHLMC ±	2.41	1-1-2033	1,723,859	1,827,934
FHLMC ±	2.41	11-1-2022	509,846	524,731
FHLMC ±	2.41	12-1-2034	7,238,999	7,758,404
FHLMC ±	2.41	10-1-2035	6,907,105	7,424,688
FHLMC ±	2.41	5-1-2034	210,309	223,010
FHLMC ±	2.41	11-1-2029	435,444	464,270
FHLMC ±	2.41	4-1-2035	1,768,875	1,894,882
FHLMC ±	2.42	9-1-2034	1,529,886	1,633,409
FHLMC ±	2.42	2-1-2036	3,281,108	3,502,715
FHLMC ±	2.42	4-1-2034	8,673,618	9,245,395
FHLMC ±	2.42	11-1-2036	2,298,419	2,465,687
FHLMC ±	2.42	9-1-2033	666,581	706,241
FHLMC ±	2.42	10-1-2036	2,198,117	2,334,574
FHLMC ±	2.42	10-1-2034	2,698,424	2,885,016
FHLMC ±	2.43	5-1-2038	4,413,294	4,711,137
FHLMC ±	2.43	10-1-2030	26,052	27,411
FHLMC ±	2.43	9-1-2033	2,277,154	2,444,045
FHLMC ±	2.43	3-1-2037	8,183,005	8,761,071
FHLMC ±	2.43	2-1-2035	4,062,350	4,329,376
FHLMC ±	2.43	2-1-2031	1,689,923	1,773,184
FHLMC ±	2.43	5-1-2034	3,894,408	4,145,231
FHLMC ±	2.44	10-1-2036	1,314,329	1,406,731
FHLMC ±	2.44	7-1-2031	435,952	465,284
FHLMC ±	2.44	6-1-2035	3,090,893	3,299,899
FHLMC ±	2.44	10-1-2033	3,665,329	3,895,403
FHLMC ±	2.45	9-1-2032	3,980,949	4,246,934
FHLMC ±	2.45	10-1-2033	958,362	1,020,918
FHLMC ±	2.45	2-1-2034	2,205,945	2,368,253
FHLMC ±	2.45	11-1-2027	1,186,538	1,269,908
FHLMC ±	2.46	2-1-2034	5,107,759	5,483,328
FHLMC ±	2.46	6-1-2035	4,698,605	4,961,703
FHLMC ±	2.46	8-1-2018	4,445	4,713
FHLMC ±	2.46	6-1-2035	4,843,163	5,171,913
FHLMC ±	2.47	11-1-2030	1,744,480	1,805,362
FHLMC ±	2.47	11-1-2035	3,070,815	3,292,098
FHLMC ±	2.48	1-1-2033	262,361	263,968
FHLMC ±	2.48	2-1-2036	2,823,908	3,036,869
FHLMC ±	2.48	7-1-2038	4,164,545	4,485,539
FHLMC ±	2.49	1-1-2019	1,294	1,304
FHLMC ±	2.49	9-1-2030	16,446,971	17,584,106
FHLMC ±	2.49	9-1-2038	1,505,831	1,609,356
FHLMC ±	2.49	2-1-2036	355,581	378,581
FHLMC ±	2.49	10-1-2033	3,747,374	3,993,830
FHLMC ±	2.49	8-1-2036	5,347,944	5,683,293
FHLMC ±	2.49	12-1-2032	1,602,033	1,705,262
FHLMC ±	2.49	6-1-2020	142,989	152,384
FHLMC ±	2.50	1-1-2028	44,058	47,215
FHLMC ±	2.50	9-1-2033	1,775,240	1,904,808
FHLMC ±	2.50	3-1-2018	22,866	23,201
FHLMC ±	2.50	12-1-2034	7,549,479	8,104,215
FHLMC ±	2.51	6-1-2024	26,886	28,777
FHLMC ±	2.51	5-1-2025	118,929	127,201
FHLMC ±	2.52	1-1-2028	8,376	9,001
FHLMC ±	2.52	7-1-2034	1,479,780	1,597,441
FHLMC ±	2.53	7-1-2029	115,485	123,376
FHLMC ±	2.53	4-1-2035	790,162	838,555
FHLMC ±	2.53	6-1-2026	2,275,303	2,441,986
FHLMC ±	2.54	10-1-2029	150,826	160,443
FHLMC ±	2.54	6-1-2035	1,555,781	1,671,726

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.54%	10-1-2030	$3,833,249	$4,101,201
FHLMC ±	2.55	7-1-2037	1,536,512	1,644,909
FHLMC ±	2.55	6-1-2025	120,649	122,382
FHLMC ±	2.55	8-1-2029	184,483	187,814
FHLMC ±	2.55	6-1-2028	534,344	559,036
FHLMC ±	2.57	9-1-2031	257,339	263,271
FHLMC ±	2.58	10-1-2024	268,817	285,995
FHLMC ±	2.58	4-1-2034	1,488,070	1,584,672
FHLMC ±	2.58	4-1-2029	348,761	364,053
FHLMC ±	2.58	2-1-2035	3,423,739	3,678,352
FHLMC ±	2.59	7-1-2027	946,581	1,016,635
FHLMC ±	2.59	5-1-2023	98,293	98,769
FHLMC ±	2.60	7-1-2034	3,036,269	3,254,794
FHLMC ±	2.60	10-1-2025	152,163	154,656
FHLMC ±	2.60	10-1-2025	48,937	49,302
FHLMC ±	2.60	2-1-2030	96,776	103,269
FHLMC ±	2.60	6-1-2030	172,364	175,845
FHLMC ±	2.60	6-1-2030	670,448	719,910
FHLMC ±	2.62	9-1-2035	7,554,286	8,118,550
FHLMC ±	2.62	1-1-2022	34,911	35,292
FHLMC ±	2.63	11-1-2018	19,366	19,576
FHLMC ±	2.63	11-1-2029	1,588,442	1,685,351
FHLMC ±	2.64	6-1-2030	153,076	163,839
FHLMC ±	2.65	5-1-2037	168,126	178,460
FHLMC ±	2.66	11-1-2029	341,924	350,243
FHLMC ±	2.66	4-1-2035	4,673,637	4,961,120
FHLMC ±	2.69	7-1-2017	38,646	41,210
FHLMC ±	2.69	8-1-2035	403,500	413,092
FHLMC ±	2.70	4-1-2035	3,173,143	3,396,237
FHLMC ±	2.71	4-1-2020	44,412	47,364
FHLMC ±	2.72	5-1-2028	482,046	496,942
FHLMC ±	2.72	8-1-2030	8,689,278	9,259,691
FHLMC ±	2.72	10-1-2036	1,761,102	1,877,420
FHLMC ±	2.72	11-1-2026	408,090	420,102
FHLMC ±	2.73	6-1-2032	263,337	266,090
FHLMC ±	2.73	5-1-2035	818,622	870,408
FHLMC ±	2.74	3-1-2032	2,039,042	2,187,001
FHLMC ±	2.74	5-1-2033	476,485	490,175
FHLMC ±	2.74	1-1-2035	958,493	1,018,746
FHLMC ±	2.74	12-1-2036	859,534	917,317
FHLMC ±	2.75	2-1-2036	9,772,933	10,435,844
FHLMC ±	2.75	6-1-2033	3,676,758	3,947,580
FHLMC ±	2.76	4-1-2037	2,191,156	2,351,378
FHLMC ±	2.77	4-1-2036	5,048,230	5,385,836
FHLMC ±	2.77	6-1-2035	3,486,427	3,731,446
FHLMC ±	2.77	3-1-2037	4,157,355	4,442,268
FHLMC ±	2.77	4-1-2037	1,017,076	1,092,421
FHLMC ±	2.77	9-1-2030	191,443	195,992
FHLMC ±	2.79	10-1-2035	4,209,676	4,509,459
FHLMC ±	2.80	11-1-2035	6,004,240	6,415,581
FHLMC ±	2.80	6-1-2033	854,866	907,574
FHLMC ±	2.80	10-1-2018	90,933	96,208
FHLMC ±	2.84	2-1-2037	1,008,764	1,078,024
FHLMC ±	2.85	10-1-2035	4,940,140	5,271,595
FHLMC ±	2.85	11-1-2035	966,146	1,027,249
FHLMC ±	2.86	2-1-2036	8,018,678	8,611,136
FHLMC ±	2.88	6-1-2019	138,759	140,055
FHLMC ±	2.90	7-1-2036	1,521,355	1,634,132
FHLMC ±	2.90	2-1-2024	37,860	38,014
FHLMC ±	2.91	2-1-2018	6,259	6,299
FHLMC ±	2.92	5-1-2032	309,730	324,820
FHLMC ±	2.93	4-1-2035	1,972,245	2,110,797
FHLMC ±	2.93	6-1-2019	136,377	145,188
FHLMC ±	2.94	12-1-2018	36,002	36,060
FHLMC ±	2.98	11-1-2032	365,694	382,300

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.98%	12-1-2018	$40,941	$41,196
FHLMC ±	2.99	3-1-2025	4,755,985	5,058,117
FHLMC ±	3.00	10-1-2019	36,258	36,344
FHLMC ±	3.00	5-1-2039	3,465,379	3,714,401
FHLMC ±	3.03	8-1-2029	266,053	272,229
FHLMC ±	3.04	6-1-2029	1,702,755	1,816,327
FHLMC ±	3.10	9-1-2016	60,159	60,509
FHLMC ±	3.12	2-1-2027	202,871	212,223
FHLMC ±	3.17	6-1-2022	2,101	2,126
FHLMC ±	3.18	12-1-2025	655,803	682,304
FHLMC ±	3.24	4-1-2019	32,751	32,872
FHLMC ±	3.25	8-1-2019	24,161	24,315
FHLMC ±	3.43	1-1-2026	14,984	14,984
FHLMC ±	3.45	7-1-2028	105,511	107,302
FHLMC ±	3.49	7-1-2018	114,334	115,840
FHLMC ±	3.50	6-1-2021	197,723	211,314
FHLMC ±	3.53	6-1-2035	2,696,319	2,906,101
FHLMC ±	3.63	12-1-2025	972,764	1,046,769
FHLMC ±	3.76	11-1-2026	207,964	217,063
FHLMC ±	3.77	2-1-2021	50,555	51,220
FHLMC ±	3.92	1-1-2017	1,145	1,179
FHLMC	4.00	12-15-2023	386,054	400,024
FHLMC	4.00	3-15-2039	759,610	769,618
FHLMC ±	4.01	4-1-2023	236,640	242,178
FHLMC ±	4.07	5-1-2031	260,773	266,510
FHLMC ±	4.38	8-1-2029	45,867	47,132
FHLMC ±	4.47	10-1-2029	7,812	7,842
FHLMC ±	4.50	2-1-2029	289,088	294,545
FHLMC ±	4.71	4-1-2032	150,345	152,753
FHLMC ±	4.72	8-1-2027	86,042	86,289
FHLMC ±	5.50	8-1-2024	772,145	833,828
FHLMC	6.50	4-1-2018	119,359	127,531
FHLMC	7.00	9-1-2035	70,435	79,161
FHLMC	7.50	1-1-2016	23,349	24,448
FHLMC	7.50	6-1-2016	8,940	9,239
FHLMC	8.50	5-1-2020	160,694	174,393
FHLMC	8.50	9-1-2022	31,724	32,432
FHLMC Series 0020 Class F ±	1.16	7-1-2029	34,340	35,797
FHLMC Series 1671 Class QA ±	1.92	2-15-2024	590,190	611,709
FHLMC Series 1686 Class FE ±	2.07	2-15-2024	57,056	58,311
FHLMC Series 1730 Class FA ±	1.13	5-15-2024	432,596	445,356
FHLMC Series 2315 Class FW ±	0.75	4-15-2027	252,795	254,420
FHLMC Series 2391 Class EF ±	0.70	6-15-2031	236,412	237,320
FHLMC Series 2454 Class SL ±(c)	7.80	3-15-2032	546,872	104,742
FHLMC Series 2461 Class FI ±	0.70	4-15-2028	348,479	351,071
FHLMC Series 2464 Class FE ±	1.20	3-15-2032	356,437	364,729
FHLMC Series 2466 Class FV ±	0.75	3-15-2032	563,023	567,896
FHLMC Series T-48 Class 2A ±	3.36	7-25-2033	3,760,592	3,938,171
FHLMC Series T-54 Class 4A ±	3.08	2-25-2043	2,709,425	2,846,823
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	128,031	145,234
FHLMC Series T-62 Class 1A1 ±	1.38	10-25-2044	43,382	42,499
FHLMC Series T-63 Class 1A1 ±	1.38	2-25-2045	226,085	225,375
FHLMC Series T-66 Class 2A1 ±	2.87	1-25-2036	4,879,684	5,057,432
FHLMC Series T-67 Class 1A1C ±	3.04	3-25-2036	17,211,861	17,902,142
FHLMC Series T-67 Class 2A1C ±	3.04	3-25-2036	10,029,584	10,498,938
FHLMC Series T-75 Class A1 ±	0.23	12-25-2036	3,758,781	3,734,823
FNMA ±	2.30	12-1-2034	2,794,912	2,968,093
FNMA ±	1.32	6-1-2021	105,282	107,586
FNMA ±	1.33	12-1-2020	60,828	61,317
FNMA ±	1.38	1-1-2021	5,942	6,140
FNMA ±	1.38	1-1-2021	7,051	7,142
FNMA ±	1.58	9-1-2032	68,990	69,823
FNMA ±	1.58	12-1-2030	233,414	242,592
FNMA ±	1.63	12-1-2016	1,531	1,541
FNMA ±	1.63	7-1-2017	1,873	1,877

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	1.65%	8-1-2032	$285,410	$287,317
FNMA ±	1.69	3-1-2015	13,318	13,379
FNMA ±	1.71	3-1-2034	853,111	881,269
FNMA ±	1.79	4-1-2033	955,866	1,013,247
FNMA ±	1.80	1-1-2035	200,433	208,187
FNMA ±	1.82	3-1-2030	25,525	26,058
FNMA ±	1.86	1-1-2032	472,726	481,550
FNMA ±	1.87	5-1-2018	9,593	9,633
FNMA ±	1.88	7-1-2020	18,472	18,693
FNMA ±	1.88	8-1-2031	168,871	173,461
FNMA ±	1.88	12-1-2031	29,209	29,585
FNMA ±	1.88	8-1-2032	175,674	184,049
FNMA ±	1.89	5-1-2029	464,024	494,103
FNMA ±	1.92	8-1-2031	151,524	152,511
FNMA ±	1.92	9-1-2031	283,156	299,232
FNMA ±	1.92	12-1-2031	415,796	438,561
FNMA ±	1.92	12-1-2022	17,865	17,971
FNMA ±	1.96	10-1-2017	12,868	13,144
FNMA ±	1.99	1-1-2032	38,873	39,148
FNMA ±	2.00	8-1-2033	4,270	4,317
FNMA ±	2.00	12-1-2031	175,510	185,448
FNMA ±	2.00	1-1-2022	14,409	14,495
FNMA ±	2.01	8-1-2031	79,718	81,375
FNMA ±	2.01	7-1-2032	229,357	230,463
FNMA ±	2.02	6-1-2032	160,272	161,979
FNMA ±	2.04	8-1-2033	711,058	732,281
FNMA ±	2.05	2-1-2035	5,732,061	6,086,275
FNMA ±	2.05	1-1-2035	4,551,337	4,838,055
FNMA ±	2.06	2-1-2033	277,017	292,077
FNMA ±	2.07	10-1-2035	12,000,187	12,608,732
FNMA ±	2.07	6-1-2031	346,649	368,382
FNMA ±	2.08	12-1-2035	10,600,925	11,174,390
FNMA ±	2.12	1-1-2036	6,089,176	6,430,381
FNMA ±	2.13	10-1-2018	146,278	153,231
FNMA ±	2.15	7-1-2018	3,054	3,057
FNMA ±	2.16	6-1-2018	2,367	2,442
FNMA ±	2.17	12-1-2032	1,546,196	1,620,447
FNMA ±	2.18	4-1-2030	193,233	205,559
FNMA ±	2.19	11-1-2027	67,324	71,499
FNMA ±	2.20	6-1-2034	1,119,161	1,190,969
FNMA ±	2.20	7-1-2035	2,787,095	2,936,923
FNMA ±	2.21	11-1-2017	198,978	211,526
FNMA ±	2.21	1-1-2035	1,712,566	1,781,169
FNMA ±	2.21	8-1-2025	54,672	57,912
FNMA ±	2.21	1-1-2018	88,549	91,286
FNMA ±	2.21	11-1-2023	48,048	49,735
FNMA ±	2.21	10-1-2017	74,724	76,527
FNMA ±	2.23	9-1-2036	2,112,156	2,256,924
FNMA ±	2.24	10-1-2024	65,621	69,778
FNMA ±	2.24	12-1-2025	26,271	26,465
FNMA ±	2.24	8-1-2026	119,424	120,946
FNMA ±	2.25	3-1-2031	46,044	48,554
FNMA ±	2.25	4-1-2042	4,571,120	4,807,853
FNMA ±	2.25	10-1-2044	2,673,477	2,814,510
FNMA ±	2.25	7-1-2017	4,110	4,166
FNMA ±	2.25	8-1-2017	1,501	1,508
FNMA ±	2.25	1-1-2018	852,986	895,794
FNMA ±	2.25	2-1-2020	19,423	20,328
FNMA ±	2.25	3-1-2021	1,348	1,402
FNMA ±	2.25	10-1-2025	175,655	184,451
FNMA ±	2.25	1-1-2027	48,251	51,453
FNMA ±	2.25	3-1-2030	45,953	48,291
FNMA ±	2.25	4-1-2018	511,269	538,255
FNMA ±	2.25	5-1-2033	1,600,474	1,709,862
FNMA ±	2.25	1-1-2019	4,592	4,597

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.25%	4-1-2035	$4,634,237	$4,927,946
FNMA ±	2.26	4-1-2019	8,146	8,214
FNMA ±	2.26	7-1-2036	5,170,158	5,516,853
FNMA ±	2.26	8-1-2035	846,713	886,295
FNMA ±	2.26	7-1-2035	2,404,366	2,560,402
FNMA ±	2.26	7-1-2038	2,022,344	2,149,689
FNMA ±	2.26	9-1-2032	9,278,093	9,872,318
FNMA ±	2.27	7-1-2018	599,160	632,241
FNMA ±	2.27	4-1-2040	410,192	436,878
FNMA ±	2.28	3-1-2034	1,000,054	1,067,017
FNMA ±	2.28	12-1-2033	2,378,973	2,543,124
FNMA ±	2.28	9-1-2035	4,161,737	4,425,561
FNMA ±	2.29	4-1-2028	49,139	49,536
FNMA ±	2.29	7-1-2035	2,468,827	2,591,003
FNMA ±	2.29	10-1-2035	674,983	721,001
FNMA ±	2.30	8-1-2036	5,720,346	6,047,825
FNMA ±	2.30	12-1-2024	40,702	42,698
FNMA ±	2.30	6-1-2035	792,707	848,292
FNMA ±	2.30	1-1-2036	1,865,363	1,985,939
FNMA ±	2.30	1-1-2037	13,146,113	13,999,640
FNMA ±	2.30	10-1-2033	1,065,867	1,131,713
FNMA ±	2.31	11-1-2024	15,672	16,403
FNMA ±	2.31	4-1-2034	6,235,232	6,645,517
FNMA ±	2.31	10-1-2035	4,894,204	5,198,494
FNMA ±	2.31	12-1-2039	455,632	484,934
FNMA ±	2.31	12-1-2035	1,213,650	1,289,738
FNMA ±	2.32	6-1-2023	900	909
FNMA ±	2.32	3-1-2033	334,163	347,704
FNMA ±	2.32	3-1-2035	2,116,415	2,269,130
FNMA ±	2.32	2-1-2036	1,852,245	1,965,784
FNMA ±	2.32	6-1-2033	1,590,465	1,691,143
FNMA ±	2.33	4-1-2021	108,398	113,413
FNMA ±	2.33	5-1-2034	4,999,910	5,307,222
FNMA ±	2.33	12-1-2040	14,643,104	15,623,267
FNMA ±	2.33	7-1-2048	7,658,134	8,161,278
FNMA ±	2.34	7-1-2033	270,144	282,855
FNMA ±	2.34	6-1-2035	2,120,560	2,257,845
FNMA ±	2.34	7-1-2035	2,956,462	3,165,799
FNMA ±	2.34	4-1-2030	20,628	21,856
FNMA ±	2.34	9-1-2032	148,125	148,823
FNMA ±	2.34	2-1-2033	5,939	5,966
FNMA ±	2.34	4-1-2033	2,979,239	3,168,166
FNMA ±	2.34	7-1-2038	1,648,535	1,762,886
FNMA ±	2.34	5-1-2033	912,113	973,630
FNMA ±	2.35	8-1-2031	143,047	144,353
FNMA ±	2.35	5-1-2037	2,851,954	3,040,923
FNMA ±	2.35	12-1-2017	95,144	96,747
FNMA ±	2.35	7-1-2035	2,889,360	3,103,082
FNMA ±	2.35	2-1-2035	6,985,421	7,453,969
FNMA ±	2.35	1-11-2035	3,468,153	3,698,671
FNMA ±	2.35	5-1-2035	3,905,083	4,151,051
FNMA ±	2.36	7-1-2025	6,138	6,331
FNMA ±	2.36	6-1-2037	486,593	518,664
FNMA ±	2.36	1-1-2027	1,014,995	1,085,388
FNMA ±	2.36	7-1-2028	326	347
FNMA ±	2.36	7-1-2035	8,570,105	9,131,504
FNMA ±	2.36	4-1-2043	6,855,292	7,311,616
FNMA ±	2.36	7-1-2033	132,548	140,466
FNMA ±	2.36	10-1-2034	741,671	795,912
FNMA ±	2.36	12-1-2040	4,738,276	5,055,120
FNMA ±	2.36	1-1-2038	980,389	1,025,538
FNMA ±	2.37	12-1-2024	102,844	108,380
FNMA ±	2.37	9-1-2030	318,953	341,225
FNMA ±	2.37	4-1-2018	7,465	7,709
FNMA ±	2.37	1-1-2038	9,190,562	9,825,026

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.37%	5-1-2042	$9,307,038	$9,914,398
FNMA ±	2.37	7-1-2038	4,805,052	5,129,670
FNMA ±	2.37	6-1-2027	125,425	133,607
FNMA ±	2.37	6-1-2034	7,163,363	7,656,561
FNMA ±	2.37	7-1-2038	9,147,279	9,835,454
FNMA ±	2.38	9-1-2019	12,015	12,148
FNMA ±	2.38	6-1-2025	10,420	10,502
FNMA ±	2.38	5-1-2035	1,128,670	1,189,187
FNMA ±	2.39	8-1-2026	1,106,072	1,176,336
FNMA ±	2.39	2-1-2034	5,099,867	5,458,068
FNMA ±	2.39	6-1-2034	1,857,291	1,981,729
FNMA ±	2.39	2-1-2035	689,207	731,056
FNMA ±	2.39	9-1-2034	12,157,241	12,943,907
FNMA ±	2.39	4-1-2033	1,341,527	1,426,819
FNMA ±	2.40	1-1-2031	1,226,756	1,298,050
FNMA ±	2.40	9-1-2039	10,686,450	11,481,479
FNMA ±	2.40	4-1-2024	85,897	91,718
FNMA ±	2.40	7-1-2024	17,864	18,817
FNMA ±	2.40	9-1-2026	124,731	127,502
FNMA ±	2.40	6-1-2027	3,668	3,871
FNMA ±	2.40	5-1-2033	8,025,864	8,539,151
FNMA ±	2.41	11-1-2034	1,808,433	1,921,779
FNMA ±	2.42	5-1-2018	190,658	191,569
FNMA ±	2.42	3-1-2035	7,535,794	8,035,235
FNMA ±	2.42	8-1-2035	1,816,202	1,899,073
FNMA ±	2.42	7-1-2048	9,928,532	10,585,221
FNMA ±	2.42	6-1-2035	3,413,012	3,645,465
FNMA ±	2.43	1-1-2035	517,160	553,389
FNMA ±	2.43	9-1-2037	1,465,184	1,566,859
FNMA ±	2.43	10-1-2036	6,922,223	7,388,441
FNMA ±	2.43	6-1-2026	105,072	112,537
FNMA ±	2.43	4-1-2033	1,106,252	1,184,431
FNMA ±	2.44	1-1-2034	4,557,904	4,847,916
FNMA ±	2.44	5-1-2035	3,326,499	3,569,024
FNMA ±	2.44	4-1-2024	31,639	33,195
FNMA ±	2.44	5-1-2025	70,602	75,405
FNMA ±	2.44	12-1-2040	8,139,706	8,722,532
FNMA ±	2.44	12-1-2042	2,516,927	2,683,127
FNMA ±	2.44	10-1-2036	1,913,176	2,037,121
FNMA ±	2.45	4-1-2028	395,243	423,486
FNMA ±	2.45	6-1-2032	56,721	56,733
FNMA ±	2.45	5-1-2034	1,933,910	2,068,969
FNMA ±	2.45	4-1-2020	12,965	13,116
FNMA ±	2.45	9-1-2028	123,933	126,682
FNMA ±	2.45	1-1-2028	11,172	11,839
FNMA ±	2.45	10-1-2029	273,445	279,921
FNMA ±	2.46	4-1-2036	7,523,384	8,089,380
FNMA ±	2.46	12-1-2028	87,196	92,935
FNMA ±	2.46	2-1-2033	517,616	552,403
FNMA ±	2.46	12-1-2034	1,885,342	2,005,569
FNMA ±	2.46	2-1-2035	2,452,994	2,624,048
FNMA ±	2.46	2-1-2032	2,466,173	2,596,724
FNMA ±	2.46	6-1-2036	6,731,194	7,142,477
FNMA ±	2.47	8-1-2017	622,620	637,539
FNMA ±	2.48	9-1-2033	66,941	70,636
FNMA ±	2.48	9-1-2033	72,988	73,600
FNMA ±	2.48	6-1-2027	104,745	111,163
FNMA ±	2.49	3-1-2033	3,146,523	3,374,848
FNMA ±	2.49	1-1-2029	1,003,933	1,055,921
FNMA ±	2.49	6-1-2030	232,264	248,071
FNMA ±	2.49	11-1-2034	4,421,272	4,757,904
FNMA ±	2.49	2-1-2036	13,762,062	14,692,170
FNMA ±	2.49	5-1-2032	240,268	244,033
FNMA ±	2.49	12-1-2030	1,324,121	1,414,009
FNMA ±	2.50	7-1-2027	128,631	137,808

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.50%	6-1-2035	$4,445,823	$4,718,656
FNMA ±	2.50	5-1-2017	74,307	76,085
FNMA ±	2.50	1-1-2019	166,879	173,271
FNMA ±	2.50	2-1-2019	2,519	2,548
FNMA ±	2.50	12-1-2021	152,639	157,353
FNMA ±	2.50	7-1-2027	452,557	486,221
FNMA ±	2.50	12-1-2030	90,287	91,754
FNMA ±	2.51	11-1-2024	210,491	224,779
FNMA ±	2.51	2-1-2037	4,440,312	4,760,847
FNMA ±	2.51	10-1-2024	451,761	484,202
FNMA ±	2.52	6-1-2032	379,836	383,735
FNMA ±	2.53	6-1-2024	65,077	68,616
FNMA ±	2.53	6-1-2033	719,397	770,212
FNMA ±	2.53	6-1-2019	1,209	1,214
FNMA ±	2.53	8-1-2035	2,779,622	2,959,970
FNMA ±	2.54	9-1-2030	1,474,839	1,568,674
FNMA ±	2.54	1-1-2032	184,398	196,891
FNMA ±	2.55	7-1-2017	186,708	191,540
FNMA ±	2.55	5-1-2035	2,522,235	2,705,962
FNMA ±	2.55	6-1-2032	48,691	49,425
FNMA ±	2.56	12-1-2023	13,586	13,678
FNMA ±	2.56	4-1-2018	834,122	860,416
FNMA ±	2.56	11-1-2020	1,308,606	1,370,415
FNMA ±	2.56	1-1-2036	687,546	714,171
FNMA ±	2.57	5-1-2036	7,417,284	7,955,662
FNMA ±	2.57	9-1-2022	751,847	805,162
FNMA ±	2.57	5-1-2019	2,214	2,236
FNMA ±	2.57	5-1-2036	1,021,133	1,086,935
FNMA ±	2.58	3-1-2033	8,405	8,451
FNMA ±	2.58	4-1-2024	4,020,003	4,280,842
FNMA ±	2.58	3-1-2027	209,584	211,070
FNMA ±	2.59	5-1-2027	109,679	117,379
FNMA ±	2.59	3-1-2035	5,454,730	5,885,253
FNMA ±	2.59	12-1-2033	3,423,082	3,630,632
FNMA ±	2.60	2-1-2036	8,020,955	8,580,585
FNMA ±	2.60	1-1-2040	893,096	950,945
FNMA ±	2.60	8-1-2040	1,529,960	1,641,870
FNMA ±	2.61	9-1-2035	222,691	236,981
FNMA ±	2.62	2-1-2018	10,477	10,779
FNMA ±	2.62	4-1-2032	47,007	49,882
FNMA ±	2.63	7-1-2017	6,802	7,022
FNMA ±	2.63	1-1-2035	4,176,819	4,424,985
FNMA ±	2.63	7-1-2020	206,935	218,918
FNMA ±	2.63	3-1-2033	1,049,069	1,112,552
FNMA ±	2.63	10-1-2029	633,085	678,421
FNMA ±	2.64	11-1-2024	100,320	102,825
FNMA ±	2.64	4-1-2034	2,171,954	2,304,555
FNMA ±	2.64	9-1-2035	2,061,305	2,203,541
FNMA ±	2.64	9-1-2033	1,524,507	1,624,287
FNMA ±	2.64	5-1-2036	6,468,780	6,975,775
FNMA ±	2.65	10-1-2024	57,460	57,979
FNMA ±	2.65	5-1-2039	6,495,964	6,915,984
FNMA ±	2.65	2-1-2035	2,433,170	2,587,689
FNMA ±	2.65	6-1-2040	1,365,173	1,443,165
FNMA ±	2.66	9-1-2030	1,076,433	1,157,915
FNMA ±	2.67	11-1-2017	100,515	103,344
FNMA ±	2.67	2-1-2038	1,937,983	2,060,103
FNMA ±	2.67	5-1-2036	4,157,148	4,419,741
FNMA ±	2.68	5-1-2035	4,588,078	4,960,931
FNMA ±	2.68	8-1-2039	8,857,644	9,442,604
FNMA ±	2.68	7-1-2035	5,081,078	5,439,419
FNMA ±	2.69	9-1-2030	1,025,263	1,079,826
FNMA ±	2.69	6-1-2032	254,847	272,637
FNMA ±	2.69	10-1-2018	880,635	915,491
FNMA ±	2.69	5-1-2035	3,233,333	3,455,000

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.70%	3-1-2032	$149,245	$160,017
FNMA ±	2.71	6-1-2017	23,991	24,049
FNMA ±	2.71	7-1-2035	1,864,488	1,997,411
FNMA ±	2.72	2-1-2028	51,897	55,435
FNMA ±	2.72	4-1-2026	9,771	9,794
FNMA ±	2.72	12-1-2033	3,502,979	3,730,099
FNMA ±	2.73	4-1-2030	41,546	44,136
FNMA ±	2.74	10-1-2018	160,781	166,353
FNMA ±	2.74	9-1-2017	546,515	567,478
FNMA ±	2.75	6-1-2016	124,715	131,137
FNMA ±	2.75	7-1-2016	21,743	22,865
FNMA ±	2.75	5-1-2017	62,479	62,547
FNMA ±	2.75	8-1-2018	93,059	98,419
FNMA ±	2.75	12-1-2028	219,298	231,930
FNMA ±	2.75	1-1-2029	30,542	32,319
FNMA ±	2.75	4-1-2035	3,489,761	3,728,431
FNMA ±	2.76	9-1-2036	1,625,700	1,742,133
FNMA ±	2.76	5-1-2018	534,248	557,789
FNMA ±	2.77	4-1-2033	781,243	833,060
FNMA ±	2.78	11-1-2022	93,165	98,924
FNMA ±	2.78	9-1-2032	189,671	196,546
FNMA ±	2.79	9-1-2034	2,953,996	3,151,991
FNMA ±	2.79	7-1-2020	2,833,288	2,924,780
FNMA ±	2.79	7-1-2039	3,607,271	3,933,887
FNMA ±	2.80	7-1-2036	4,036,654	4,325,273
FNMA ±	2.80	1-1-2036	167,199	175,306
FNMA ±	2.81	11-1-2034	3,190,821	3,444,282
FNMA ±	2.81	10-1-2025	16,276	17,466
FNMA ±	2.82	11-1-2035	18,668,762	20,228,758
FNMA ±	2.84	12-1-2046	2,053,034	2,195,665
FNMA ±	2.85	1-1-2033	3,296,900	3,536,425
FNMA ±	2.88	9-1-2037	8,368,531	8,958,964
FNMA ±	2.89	1-1-2036	13,292,384	14,208,823
FNMA ±	2.89	7-1-2028	391,321	420,183
FNMA ±	2.89	10-1-2028	308,104	330,444
FNMA ±	2.89	8-1-2035	4,907,792	5,234,825
FNMA ±	2.89	5-1-2028	100,083	104,122
FNMA ±	2.90	4-1-2035	3,267,621	3,492,928
FNMA ±	2.91	7-1-2019	3,950	4,119
FNMA ±	2.92	7-1-2033	1,917,928	2,056,015
FNMA ±	2.93	1-1-2025	76,661	77,034
FNMA ±	2.94	9-1-2032	2,134,029	2,331,871
FNMA ±	2.95	10-1-2033	20,769,604	22,281,456
FNMA ±	2.96	4-1-2040	3,165,085	3,426,764
FNMA ±	2.97	10-1-2024	19,644	21,065
FNMA ±	2.98	9-1-2019	80,783	81,341
FNMA ±	2.98	1-1-2033	178,546	180,363
FNMA ±	2.98	9-1-2033	44,391	44,551
FNMA ±	2.99	10-1-2017	9,361	9,359
FNMA ±	3.00	8-1-2030	264,116	273,952
FNMA ±	3.00	6-1-2018	43,514	43,371
FNMA ±	3.00	8-1-2035	5,106,133	5,481,636
FNMA ±	3.01	3-1-2019	1,033,505	1,088,330
FNMA ±	3.02	5-1-2028	335,930	349,413
FNMA ±	3.03	10-1-2034	931,626	996,538
FNMA ±	3.05	5-1-2017	102,691	109,657
FNMA ±	3.06	11-1-2024	179,235	180,196
FNMA ±	3.08	3-1-2030	175,617	188,609
FNMA ±	3.09	8-1-2031	74,539	78,475
FNMA ±	3.09	9-1-2021	137,120	137,755
FNMA ±	3.10	1-1-2031	88,144	88,355
FNMA ±	3.10	8-1-2029	1,094,185	1,172,634
FNMA ±	3.11	2-1-2029	167,377	179,370
FNMA ±	3.11	11-1-2031	82,148	82,794
FNMA ±	3.12	1-1-2029	45,488	47,728

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	3.12%	9-1-2035	$1,286,758	$1,376,268
FNMA ±	3.13	11-1-2028	262,599	278,923
FNMA ±	3.17	4-1-2020	2,292,347	2,425,035
FNMA ±	3.22	7-1-2017	147,333	149,001
FNMA ±	3.23	4-1-2034	4,032,654	4,340,476
FNMA ±	3.25	9-1-2017	3,446	3,472
FNMA ±	3.28	7-1-2033	29,604	29,670
FNMA ±	3.29	9-1-2033	195,945	196,277
FNMA ±	3.29	4-1-2024	495,061	527,505
FNMA ±	3.30	1-1-2033	74,625	74,903
FNMA ±	3.31	7-1-2028	129,341	134,253
FNMA ±	3.44	11-1-2029	11,711	12,445
FNMA ±	3.46	2-1-2029	2,883,087	3,097,279
FNMA ±	3.48	1-1-2021	858,460	900,774
FNMA ±	3.54	5-1-2018	1,257	1,262
FNMA ±	3.57	11-1-2031	47,689	47,789
FNMA ±	3.58	10-1-2017	564,217	577,694
FNMA ±	3.59	7-1-2021	280,954	285,549
FNMA ±	3.60	9-1-2033	63,873	63,920
FNMA ±	3.62	10-1-2034	652,551	680,120
FNMA ±	3.66	4-1-2018	11	11
FNMA ±	3.73	1-1-2017	2,032	2,056
FNMA ±	3.80	4-1-2019	457	456
FNMA ±	3.90	12-1-2050	228,962	230,347
FNMA ±	3.91	4-1-2034	2,150,062	2,296,585
FNMA ±	3.98	9-1-2028	10,067	10,481
FNMA ±	3.98	12-1-2032	182,516	193,535
FNMA ±	3.99	7-1-2017	59,010	62,922
FNMA ±	4.00	3-1-2023	9,345	9,430
FNMA ±	4.01	10-1-2025	15,755	17,004
FNMA ±	4.04	2-1-2033	104,434	105,350
FNMA ±	4.04	4-1-2032	268,024	271,300
FNMA ±	4.08	5-1-2034	702,747	755,415
FNMA ±	4.20	9-1-2017	4,282	4,317
FNMA ±	4.23	6-1-2034	606,414	643,003
FNMA ±	4.26	8-1-2017	39,787	41,346
FNMA ±	4.30	1-1-2018	1,180	1,180
FNMA ±	4.31	10-1-2018	78	78
FNMA ±	4.32	11-1-2031	167,969	168,557
FNMA ±	4.36	9-1-2031	363,760	371,017
FNMA ±	4.40	5-1-2017	2,091	2,106
FNMA ±	4.47	12-1-2036	209,852	222,396
FNMA ±	4.58	6-1-2028	121,139	129,765
FNMA	4.60	9-1-2016	477,013	498,210
FNMA ±	4.61	2-1-2019	540,540	578,381
FNMA ±	4.65	3-1-2014	82	83
FNMA ±	4.86	1-1-2023	16,482	17,783
FNMA ±	4.87	1-1-2019	833,315	893,856
FNMA ±	4.87	6-1-2019	6,011	6,105
FNMA ±	4.96	5-1-2025	1,335	1,348
FNMA ±	5.00	4-1-2018	330,346	353,158
FNMA ±	5.15	6-1-2024	47,425	47,939
FNMA ±	5.16	6-1-2028	61,515	61,512
FNMA ±	5.20	9-1-2023	8,760	8,812
FNMA ±	5.25	10-1-2021	19,188	19,269
FNMA ±	5.36	11-1-2014	2,086	2,112
FNMA	5.50	9-1-2019	322,601	344,752
FNMA ±	5.51	7-1-2037	2,164,395	2,305,284
FNMA ±	5.56	1-1-2019	168,384	182,965
FNMA ±	5.56	11-1-2019	457	457
FNMA ±	5.85	3-1-2014	7,825	8,335
FNMA ±	6.00	2-1-2017	4,337	4,370
FNMA ±	6.00	1-1-2020	19,280	19,918
FNMA ±	6.11	9-1-2017	744	769
FNMA ±	6.45	2-1-2034	85,391	86,060

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.50%	8-1-2028	$307,243	$331,448
FNMA	6.50	5-1-2031	218,310	245,474
FNMA ±	6.72	3-1-2023	6,863	6,876
FNMA	7.00	11-1-2014	3,696	3,799
FNMA	7.00	11-1-2017	38,098	41,150
FNMA	7.06	11-1-2024	55,564	62,419
FNMA	7.06	12-1-2024	37,153	41,736
FNMA	7.06	1-1-2025	34,650	38,925
FNMA	7.06	3-1-2025	70,473	79,167
FNMA	7.06	3-1-2025	13,274	14,912
FNMA	7.06	4-1-2025	25,152	28,409
FNMA	7.06	1-1-2027	64,814	75,803
FNMA	7.50	2-1-2016	226,200	237,465
FNMA	7.50	1-1-2031	254,620	293,337
FNMA	7.50	1-1-2033	371,390	425,350
FNMA	7.50	5-1-2033	365,630	419,743
FNMA	7.50	5-1-2033	226,803	258,269
FNMA	7.50	6-1-2033	259,435	296,639
FNMA	7.50	7-1-2033	297,296	342,402
FNMA	7.50	8-1-2033	267,483	307,514
FNMA ±	7.75	1-1-2026	232	234
FNMA	8.00	12-1-2026	166,153	192,660
FNMA	8.00	2-1-2030	777	890
FNMA	8.00	3-1-2030	451	517
FNMA	8.00	7-1-2031	50,116	51,614
FNMA	8.00	5-1-2033	339,430	394,390
FNMA	8.50	10-1-2026	20,401	23,504
FNMA	8.50	2-1-2027	67,558	72,860
FNMA	8.50	6-1-2030	71,302	75,740
FNMA	8.51	8-1-2024	112,877	121,294
FNMA	9.00	7-1-2030	18,120	18,184
FNMA ±	9.10	10-1-2024	1,094	1,098
FNMA	9.50	8-1-2021	58,948	65,186
FNMA	9.50	12-1-2024	36,385	37,352
FNMA	10.00	1-1-2021	28,862	29,951
FNMA	10.50	4-1-2019	3,669	3,682
FNMA	11.00	1-1-2018	11,109	12,612
FNMA	12.50	7-1-2015	555	558
FNMA Series 1989-74 Class J	9.80	10-25-2019	45,767	52,614
FNMA Series 1989-96 Class H	9.00	12-25-2019	16,610	18,711
FNMA Series 1992-39 Class FA ±	1.30	3-25-2022	321,106	332,757
FNMA Series 1992-45 Class F ±	1.30	4-25-2022	58,675	58,222
FNMA Series 1992-87 Class Z	8.00	5-25-2022	41,086	46,914
FNMA Series 1993-113 Class FA ±	1.28	7-25-2023	233,264	240,478
FNMA Series 1994-14 Class F ±	2.57	10-25-2023	517,913	534,574
FNMA Series 1998-T2 Class A5 ±	2.42	1-25-2032	1,251,423	1,281,939
FNMA Series 2001-50 Class BA	7.00	10-25-2041	367,970	428,191
FNMA Series 2001-63 Class FD ±	0.80	12-18-2031	287,922	290,419
FNMA Series 2001-81 Class F ±	0.74	1-25-2032	191,505	193,420
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	249,585	307,155
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	5,517,574	6,597,976
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	402,071	467,632
FNMA Series 2001-T12 Class A4 ±	3.37	8-25-2041	9,957,686	10,668,048
FNMA Series 2001-W03 Class A ±	7.00	9-25-2041	1,287,784	1,500,792
FNMA Series 2002-05 Class FD ±	1.09	2-25-2032	500,462	508,684
FNMA Series 2002-66 Class A3 ±	3.12	4-25-2042	13,899,301	14,937,482
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,704,682	2,089,013
FNMA Series 2002-T12 Class A5 ±	3.42	10-25-2041	3,362,397	3,447,210
FNMA Series 2002-T18 Class A5 ±	3.56	5-25-2042	679,887	714,708
FNMA Series 2002-T19 Class A4 ±	3.34	3-25-2042	203,914	213,904
FNMA Series 2002-W1 Class 3A ±	3.18	4-25-2042	2,248,814	2,301,954
FNMA Series 2002-W4 Class A6 ±	3.31	5-25-2042	3,618,157	3,882,152
FNMA Series 2003-07 Class A2 ±	2.46	5-25-2042	1,642,435	1,727,758
FNMA Series 2003-63 Class A8 ±	2.61	1-25-2043	2,412,380	2,593,241
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	571,623	695,227

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2003-W04 Class 5A ±	3.18%	10-25-2042	$2,160,970	$2,310,598
FNMA Series 2003-W08 Class 4A ±	3.14	11-25-2042	2,641,060	2,769,213
FNMA Series 2003-W10 Class 2A ±	3.18	6-25-2043	5,156,509	5,458,928
FNMA Series 2003-W18 Class 2A ±	3.38	6-25-2043	18,759,135	19,975,440
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	952,586	1,112,476
FNMA Series 2004-T3 Class 2A ±	3.15	8-25-2043	3,220,930	3,407,476
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	392,826	465,465
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	451,002	528,078
FNMA Series 2004-W1 Class 3A ±	3.33	1-25-2043	157,653	168,164
FNMA Series 2004-W12 Class 2A ±	3.38	6-25-2044	9,397,544	10,042,564
FNMA Series 2004-W15 Class 3A ±	2.76	6-25-2044	12,390,575	13,191,241
FNMA Series 2005-W3 Class 3A ±	2.75	4-25-2045	2,519,006	2,687,291
FNMA Series 2006-W1 Class 3A ±	2.20	10-25-2045	13,530,014	14,306,732
FNMA Series 2007-104 Class AB	5.50	5-25-2035	1,330,108	1,332,023
FNMA Series 2009-95 Class AY	4.00	6-25-2023	43,159	43,587
FNMA Series G92-20 Class FB ±	1.30	4-25-2022	225,160	224,065
FNMA Series G93-1 Class K	6.68	1-25-2023	956,862	1,077,462
FNMA Series G93-19 Class FD ±	1.28	4-25-2023	868,162	897,033
GNMA ±	1.63	2-20-2017	14,844	15,320
GNMA ±	1.63	3-20-2017	20,399	21,338
GNMA ±	1.63	9-20-2017	28,689	29,733
GNMA ±	1.63	12-20-2021	12,303	12,854
GNMA ±	1.63	1-20-2022	145,002	151,675
GNMA ±	1.63	2-20-2022	51,427	53,447
GNMA ±	1.63	2-20-2022	125,099	130,856
GNMA ±	1.63	2-20-2022	7,720	8,075
GNMA ±	1.63	3-20-2022	146,156	152,883
GNMA ±	1.63	3-20-2022	254,529	266,244
GNMA ±	1.63	10-20-2022	45,110	47,132
GNMA ±	1.63	10-20-2022	155,815	162,798
GNMA ±	1.63	11-20-2022	95,808	100,102
GNMA ±	1.63	11-20-2022	121,791	127,249
GNMA ±	1.63	12-20-2022	35,599	37,194
GNMA ±	1.63	12-20-2022	464,642	485,465
GNMA ±	1.63	12-20-2022	9,581	10,010
GNMA ±	1.63	1-20-2023	1,081,445	1,131,216
GNMA ±	1.63	1-20-2023	76,145	79,649
GNMA ±	1.63	2-20-2023	94,522	98,873
GNMA ±	1.63	2-20-2023	53,933	56,415
GNMA ±	1.63	2-20-2023	98,819	103,367
GNMA ±	1.63	3-20-2023	105,396	110,246
GNMA ±	1.63	10-20-2023	1,052,034	1,099,180
GNMA ±	1.63	11-20-2023	780,066	815,024
GNMA ±	1.63	11-20-2023	793,122	828,665
GNMA ±	1.63	12-20-2023	34,434	35,977
GNMA ±	1.63	12-20-2023	134,777	140,817
GNMA ±	1.63	12-20-2023	1,029,266	1,075,393
GNMA ±	1.63	11-20-2024	121,754	127,210
GNMA ±	1.63	10-20-2025	722,051	754,410
GNMA ±	1.63	1-20-2026	778,959	814,809
GNMA ±	1.63	2-20-2026	627,541	656,422
GNMA ±	1.63	10-20-2026	133,853	139,851
GNMA ±	1.63	1-20-2027	301,022	314,876
GNMA ±	1.63	1-20-2027	10,649	11,036
GNMA ±	1.63	10-20-2027	8,812	9,207
GNMA ±	1.63	1-20-2028	9,310	9,739
GNMA ±	1.63	12-20-2029	269,449	281,524
GNMA ±	1.63	1-20-2030	146,024	152,745
GNMA ±	1.63	10-20-2030	204,061	213,206
GNMA ±	1.63	11-20-2031	6,452	6,687
GNMA ±	1.63	11-20-2032	607,801	635,040
GNMA ±	1.63	2-20-2033	4,580	4,791
GNMA ±	1.63	3-20-2033	53,428	55,887
GNMA ±	1.75	5-20-2017	43,697	45,816
GNMA ±	1.75	5-20-2017	20,191	21,170

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA ±	1.75%	6-20-2017	$5,171	$5,422
GNMA ±	1.75	9-20-2017	2,685	2,809
GNMA ±	1.75	6-20-2021	73,569	77,136
GNMA ±	1.75	8-20-2021	27,521	28,787
GNMA ±	1.75	8-20-2021	60,448	63,227
GNMA ±	1.75	4-20-2022	399,141	418,492
GNMA ±	1.75	4-20-2022	397,972	417,266
GNMA ±	1.75	5-20-2022	36,126	37,877
GNMA ±	1.75	5-20-2022	375,365	393,564
GNMA ±	1.75	5-20-2022	105,785	110,914
GNMA ±	1.75	6-20-2022	31,013	32,517
GNMA ±	1.75	7-20-2022	15,204	15,903
GNMA ±	1.75	9-20-2022	124,729	124,972
GNMA ±	1.75	9-20-2022	60,017	62,777
GNMA ±	1.75	9-20-2022	12,739	13,324
GNMA ±	1.75	4-20-2023	16,872	17,690
GNMA ±	1.75	4-20-2023	40,899	42,882
GNMA ±	1.75	5-20-2023	37,152	38,953
GNMA ±	1.75	5-20-2023	14,394	15,091
GNMA ±	1.75	6-20-2023	377,082	395,363
GNMA ±	1.75	6-20-2023	167,355	175,469
GNMA ±	1.75	7-20-2023	5,639	5,898
GNMA ±	1.75	9-20-2023	504,569	527,770
GNMA ±	1.75	9-20-2023	109,920	114,974
GNMA ±	1.75	9-20-2023	431,070	450,891
GNMA ±	1.75	4-20-2024	54,058	56,678
GNMA ±	1.75	4-20-2024	300,909	315,497
GNMA ±	1.75	5-20-2024	250,301	262,436
GNMA ±	1.75	5-20-2024	23,057	24,175
GNMA ±	1.75	6-20-2024	27,244	28,565
GNMA ±	1.75	6-20-2024	39,335	41,242
GNMA ±	1.75	6-20-2024	141,651	148,518
GNMA ±	1.75	7-20-2024	100,156	104,762
GNMA ±	1.75	7-20-2024	747,169	781,525
GNMA ±	1.75	8-20-2024	49,534	51,812
GNMA ±	1.75	4-20-2025	169,606	177,829
GNMA ±	1.75	9-20-2025	210,943	220,643
GNMA ±	1.75	5-20-2027	30,138	31,599
GNMA ±	1.75	8-20-2027	23,240	24,309
GNMA ±	1.75	9-20-2027	4,585	4,795
GNMA ±	1.75	4-20-2032	92,452	96,934
GNMA ±	1.75	5-20-2032	231,794	243,032
GNMA ±	1.75	6-20-2032	537,963	564,044
GNMA ±	2.00	1-20-2017	11,566	12,073
GNMA ±	2.00	2-20-2017	66,188	69,088
GNMA ±	2.00	3-20-2017	11,201	11,692
GNMA ±	2.00	9-20-2017	3,592	3,761
GNMA ±	2.00	7-20-2018	570	596
GNMA ±	2.00	8-20-2018	8,492	8,891
GNMA ±	2.00	1-20-2021	24,963	26,057
GNMA ±	2.00	2-20-2021	60,555	63,208
GNMA ±	2.00	8-20-2021	13,478	14,111
GNMA ±	2.00	10-20-2021	290,619	303,788
GNMA ±	2.00	11-20-2021	36,577	38,235
GNMA ±	2.00	2-20-2022	5,454	5,693
GNMA ±	2.00	3-20-2022	46,614	48,656
GNMA ±	2.00	5-20-2022	23,667	24,637
GNMA ±	2.00	7-20-2022	7,782	8,147
GNMA ±	2.00	12-20-2022	77,759	81,282
GNMA ±	2.00	2-20-2023	6,476	6,759
GNMA ±	2.00	10-20-2024	1,336,933	1,397,516
GNMA ±	2.00	11-20-2024	640,676	669,708
GNMA ±	2.00	7-20-2025	8,679	9,087
GNMA ±	2.00	9-20-2026	128,429	134,463
GNMA ±	2.00	11-20-2026	12,136	12,686

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA ±	2.00%	2-20-2027	$7,956	$8,305
GNMA ±	2.00	7-20-2027	3,150	3,298
GNMA ±	2.00	8-20-2027	4,875	5,104
GNMA ±	2.00	11-20-2027	7,365	7,699
GNMA ±	2.09	8-20-2062	9,516,800	10,149,039
GNMA ±	2.11	9-20-2062	3,045,634	3,256,510
GNMA ±	2.13	1-20-2022	5,369	5,613
GNMA ±	2.25	7-20-2022	5,890	6,145
GNMA ±	2.25	7-20-2022	7,102	7,408
GNMA ±	2.50	7-20-2016	13,111	13,724
GNMA ±	2.50	8-20-2017	20,295	21,243
GNMA ±	2.50	10-20-2017	8,369	8,752
GNMA ±	2.50	11-20-2017	22,432	23,456
GNMA ±	2.50	12-20-2017	18,730	19,585
GNMA ±	2.50	7-20-2018	49,638	51,957
GNMA ±	2.50	8-20-2018	26,025	27,241
GNMA ±	2.50	3-20-2019	3,286	3,450
GNMA ±	2.50	11-20-2020	19,864	20,771
GNMA ±	2.50	12-20-2020	13,825	14,456
GNMA ±	2.50	5-20-2021	13,002	13,581
GNMA ±	2.50	12-20-2021	37,135	38,526
GNMA ±	2.50	7-20-2022	10,924	11,434
GNMA ±	2.50	7-20-2024	374,272	391,756
GNMA ±	2.50	8-20-2024	66,614	69,726
GNMA ±	2.50	10-20-2024	631,301	660,118
GNMA ±	2.50	12-20-2024	437,705	457,685
GNMA ±	2.50	4-20-2025	6,738	7,038
GNMA ±	2.75	10-20-2017	49,674	51,987
GNMA ±	3.00	2-20-2016	9,697	10,180
GNMA ±	3.00	3-20-2016	20,415	21,431
GNMA ±	3.00	4-20-2016	15,663	16,422
GNMA ±	3.00	5-20-2016	1,623	1,702
GNMA ±	3.00	7-20-2017	11,501	11,988
GNMA ±	3.00	8-20-2017	106,591	111,669
GNMA ±	3.00	8-20-2017	10,457	10,895
GNMA ±	3.00	9-20-2017	113,380	118,782
GNMA ±	3.00	11-20-2017	23,459	24,597
GNMA ±	3.00	12-20-2017	134,691	141,221
GNMA ±	3.00	1-20-2018	44,424	46,637
GNMA ±	3.00	6-20-2018	8,591	9,007
GNMA ±	3.00	11-20-2018	4,598	4,794
GNMA ±	3.00	12-20-2018	1,219	1,271
GNMA ±	3.00	1-20-2019	3,588	3,766
GNMA ±	3.00	2-20-2019	8,387	8,804
GNMA ±	3.00	3-20-2019	12,076	12,677
GNMA ±	3.00	5-20-2019	19,920	20,886
GNMA ±	3.00	6-20-2019	43,982	46,114
GNMA ±	3.00	8-20-2019	14,873	15,504
GNMA ±	3.00	6-20-2020	9,526	9,988
GNMA ±	3.00	1-20-2021	288	303
GNMA ±	3.00	2-20-2021	414	435
GNMA ±	3.50	9-20-2017	19,098	20,103
GNMA ±	3.50	10-20-2017	314	330
GNMA ±	3.50	11-20-2017	51,916	54,563
GNMA ±	3.50	2-20-2018	34,662	36,458
GNMA ±	3.50	3-20-2018	4,362	4,588
GNMA ±	3.50	4-20-2018	6,864	7,215
GNMA ±	3.50	5-20-2018	2,633	2,767
GNMA ±	3.50	9-20-2018	5,384	5,667
GNMA ±	3.50	2-20-2019	30,621	32,208
GNMA ±	3.50	9-20-2019	50,362	53,014
GNMA ±	3.50	1-20-2020	13,582	14,201
GNMA ±	4.00	1-20-2016	153,621	162,221
GNMA ±	4.00	3-20-2016	26,652	28,144
GNMA ±	4.00	4-20-2016	3,816	4,023

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA ±	4.00%	5-20-2016	$521	$549
GNMA ±	4.00	11-20-2017	19,233	20,265
GNMA ±	4.00	4-20-2018	12,538	13,217
GNMA ±	4.00	11-20-2018	78,792	83,019
GNMA ±	4.00	1-20-2019	104,168	106,192
GNMA ±	4.00	5-20-2019	5,051	5,324
GNMA ±	4.50	12-20-2017	3,297	3,501
GNMA ±	5.00	8-20-2015	3,429	3,654
GNMA ±	5.00	9-20-2015	5,651	6,022
GNMA ±	5.00	10-20-2015	5,826	6,210
GNMA	6.45	4-20-2025	83,491	92,545
GNMA	6.45	5-20-2025	40,692	43,891
GNMA	6.45	9-20-2025	52,337	59,857
GNMA	6.50	6-20-2034	86,365	96,776
GNMA	6.50	8-20-2034	1,440,944	1,614,655
GNMA	6.50	8-20-2034	89,668	93,372
GNMA	6.50	8-20-2034	125,387	133,678
GNMA	6.75	2-15-2029	139,467	163,676
GNMA	7.00	7-20-2034	69,368	80,547
GNMA	7.25	7-15-2017	19,509	21,300
GNMA	7.25	8-15-2017	43,098	46,317
GNMA	7.25	8-15-2017	22,137	22,688
GNMA	7.25	9-15-2017	32,723	35,239
GNMA	7.25	10-15-2017	60,091	64,376
GNMA	7.25	10-15-2017	33,639	35,960
GNMA	7.25	11-15-2017	26,778	28,656
GNMA	7.25	1-15-2018	14,839	16,445
GNMA	7.25	1-15-2018	9,928	9,955
GNMA	7.25	2-15-2018	24,739	25,538
GNMA	7.25	5-15-2018	12,978	13,014
GNMA	9.00	5-15-2016	7,685	7,715
GNMA	9.00	7-15-2016	991	994
GNMA	9.00	8-15-2016	10,730	10,772
GNMA	9.00	11-15-2016	6,344	6,370
GNMA	9.00	11-15-2016	4,306	4,651
GNMA	9.00	12-15-2016	250	251
GNMA	9.00	2-15-2017	6,948	7,554
GNMA	9.00	5-15-2017	1,293	1,298
GNMA	9.00	7-15-2017	10,042	10,083
GNMA	9.00	3-15-2020	4,648	4,848
GNMA	9.00	8-15-2021	787	790
GNMA	9.00	7-20-2024	1,098	1,133
GNMA	9.00	8-20-2024	490	567
GNMA	9.00	9-20-2024	2,705	3,179
GNMA	9.00	10-20-2024	12,364	14,093
GNMA	9.00	11-20-2024	620	682
GNMA	9.00	1-20-2025	9,119	10,785
GNMA	9.00	2-20-2025	27,976	32,852
GNMA Series 2011-H12 Class FA ±	0.69	2-20-2061	3,557,189	3,557,121
GNMA Series 2011-H17 Class FA ±	0.73	6-20-2061	2,002,424	2,005,841
SBA ±	4.01	9-25-2037	13,004,375	15,295,958
Total Agency Securities (Cost $1,420,695,762)				1,450,076,999

	Yield		Shares
Short-Term Investments : 2.66%
Investment Companies : 2.65%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		39,987,412	39,987,412

			Principal
U.S. Treasury Securities : 0.01%
U.S. Treasury Bill #(z)	0.02	6-20-2013	$200,000	199,998

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Total Short-Term Investments (Cost $40,187,406)		40,187,410

Total investments in securities (Cost $1,460,883,168)*	98.60%	1,490,264,409
Other assets and liabilities, net	1.40	21,172,570

Total net assets	100.00%	$1,511,436,979

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $1,461,853,296 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,526,444
Gross unrealized depreciation	(2,115,331)

Net unrealized appreciation	$28,411,113

Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of Investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$1,450,076,999	$0	$1,450,076,999
Short-term investments
Investment companies	39,987,412	0	0	39,987,412
U.S. Treasury securities	199,998	0	0	199,998

	$40,187,410	$1,450,076,999	$0	$1,490,264,409

As of May 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$58,516	$0	$0	$58,516

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2

Derivative transactions

As of May 31, 2013, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2013, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at May 31, 2013	Unrealized gains
9-19-2013	70 Short	10-Year U.S. Treasury Notes	$9,045,313	$31,844
9-30-2013	115 Short	5-Year U.S. Treasury Notes	14,077,617	26,672

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 66.49%
FDIC Series 2010-S1 Class 1A ±144A	0.75%	2-25-2048	$13,077,034	$13,086,570
FHLB	5.63	3-14-2036	6,150,000	7,952,454
FHLMC ±	0.65	2-15-2033	87,011	87,027
FHLMC ±	2.28	10-1-2026	301,834	320,845
FHLMC ±	2.38	6-1-2032	124,259	130,432
FHLMC ±	2.53	7-1-2029	254,127	269,809
FHLMC ±	3.03	9-1-2031	10,219	10,412
FHLMC ±	3.03	9-1-2031	148,014	149,952
FHLMC ±	3.20	7-1-2032	2,291,080	2,348,769
FHLMC %%	3.50	6-1-2043	92,285,000	95,385,204
FHLMC ±	3.60	5-1-2026	96,254	102,335
FHLMC %%	4.00	6-1-2043	29,010,000	30,528,494
FHLMC ±	4.08	1-1-2038	1,098,990	1,193,131
FHLMC	4.50	3-1-2042	1,520,809	1,616,325
FHLMC	5.00	5-1-2018	506,509	536,679
FHLMC	5.00	4-1-2019	458,716	489,910
FHLMC	5.00	4-1-2019	419,845	448,789
FHLMC	5.00	6-1-2019	581,908	622,026
FHLMC	5.00	8-1-2019	2,313,629	2,457,225
FHLMC	5.00	10-1-2019	701,827	750,212
FHLMC	5.00	2-1-2020	2,143,603	2,291,385
FHLMC	5.00	8-1-2040	4,726,363	5,095,921
FHLMC	5.50	11-1-2023	382,177	416,061
FHLMC	5.50	7-1-2035	13,238,161	14,376,682
FHLMC	5.50	12-1-2038	10,284,383	11,066,027
FHLMC	6.00	1-1-2024	5,768,058	6,343,018
FHLMC	6.00	10-1-2032	110,723	123,005
FHLMC	6.00	5-25-2043	8,051,734	8,972,828
FHLMC ±	6.38	1-1-2026	86,901	87,784
FHLMC	6.50	4-1-2018	48,841	51,189
FHLMC	6.50	4-1-2021	113,067	116,043
FHLMC	6.50	4-1-2022	195,928	217,594
FHLMC	6.50	4-1-2026	1,304	1,506
FHLMC	6.50	9-1-2028	24,862	28,890
FHLMC	6.50	9-1-2028	61,396	71,344
FHLMC	6.50	7-1-2031	9	11
FHLMC	6.50	8-1-2037	213,461	235,565
FHLMC	7.00	11-17-2013	1,218	1,220
FHLMC	7.00	10-1-2014	220,339	226,848
FHLMC	7.00	12-1-2023	8,972	10,371
FHLMC	7.00	5-1-2024	12,479	14,426
FHLMC	7.00	12-1-2026	2,548	2,991
FHLMC	7.00	12-1-2026	4,598	5,397
FHLMC	7.00	12-1-2026	398	467
FHLMC	7.00	12-1-2026	1,094	1,284
FHLMC	7.00	4-1-2029	2,115	2,492
FHLMC	7.00	4-1-2029	4,853	5,738
FHLMC	7.00	5-1-2029	38,897	45,834
FHLMC	7.00	4-1-2032	309,258	359,666
FHLMC	7.50	11-1-2031	315,062	369,637
FHLMC	7.50	4-1-2032	321,052	377,141
FHLMC	8.00	2-1-2017	11,187	12,042
FHLMC	8.00	8-1-2023	48,900	55,171
FHLMC	8.00	6-1-2024	13,431	15,887
FHLMC	8.00	6-1-2024	4,300	4,461
FHLMC	8.00	6-1-2024	14,387	16,444
FHLMC	8.00	8-1-2026	35,069	42,262
FHLMC	8.00	11-1-2026	37,048	44,702
FHLMC	8.00	11-1-2028	27,142	31,794
FHLMC	8.50	7-1-2022	6,022	6,917
FHLMC	8.50	12-1-2025	30,457	36,939
FHLMC	8.50	5-1-2026	4,059	4,712
FHLMC	8.50	8-1-2026	8,114	8,585
FHLMC	8.50	8-1-2026	30,561	30,781
FHLMC	9.00	6-1-2016	6,939	7,201

1

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	9.00%	1-1-2017	$13,525	$13,771
FHLMC	9.00	4-1-2017	19,337	20,892
FHLMC	9.00	11-1-2018	71,301	76,892
FHLMC	9.00	8-1-2019	652	723
FHLMC	9.00	8-1-2019	106	107
FHLMC	9.00	8-1-2019	283	292
FHLMC	9.00	12-1-2019	293	330
FHLMC	9.00	1-1-2020	76	82
FHLMC	9.00	2-1-2020	195	223
FHLMC	9.00	2-1-2020	4,196	4,207
FHLMC	9.00	3-1-2020	2,398	2,466
FHLMC	9.00	3-1-2020	323	339
FHLMC	9.00	9-1-2020	925	978
FHLMC	9.00	9-1-2020	365	414
FHLMC	9.00	12-1-2020	76	79
FHLMC	9.00	2-1-2021	151	151
FHLMC	9.00	3-1-2021	7,192	8,131
FHLMC	9.00	4-1-2021	7,528	8,288
FHLMC	9.00	4-1-2021	445	526
FHLMC	9.00	4-1-2021	101,377	110,540
FHLMC	9.00	7-1-2021	5,765	5,788
FHLMC	9.00	7-1-2021	4,763	4,972
FHLMC	9.00	8-1-2021	900	1,064
FHLMC	9.00	4-1-2022	3,076	3,087
FHLMC	9.00	7-1-2022	1,087	1,229
FHLMC	9.00	9-1-2024	1,902	2,190
FHLMC	9.50	9-1-2016	58	63
FHLMC	9.50	10-1-2016	401	436
FHLMC	9.50	8-1-2018	43	43
FHLMC	9.50	8-1-2019	255	289
FHLMC	9.50	2-1-2020	12	14
FHLMC	9.50	6-1-2020	111	127
FHLMC	9.50	8-1-2020	694	802
FHLMC	9.50	9-1-2020	11,157	12,328
FHLMC	9.50	9-1-2020	24	24
FHLMC	9.50	9-1-2020	87	101
FHLMC	9.50	10-1-2020	53	60
FHLMC	9.50	10-1-2020	93	107
FHLMC	9.50	11-1-2020	113	130
FHLMC	9.50	5-1-2021	313	365
FHLMC	9.50	9-17-2022	1,009,736	1,163,291
FHLMC	9.50	4-1-2025	111,569	131,294
FHLMC	10.00	8-1-2017	29	32
FHLMC	10.00	1-1-2019	21	24
FHLMC	10.00	8-1-2019	32	33
FHLMC	10.00	12-1-2019	345	400
FHLMC	10.00	3-1-2020	31	35
FHLMC	10.00	6-1-2020	55	63
FHLMC	10.00	7-1-2020	59	65
FHLMC	10.00	8-1-2020	63	73
FHLMC	10.00	10-1-2021	106,353	120,860
FHLMC	10.00	8-17-2022	465,080	502,259
FHLMC	10.00	2-17-2025	920,795	1,010,721
FHLMC	10.50	2-1-2019	34	35
FHLMC	10.50	5-1-2019	147	150
FHLMC	10.50	6-1-2019	22	25
FHLMC	10.50	8-1-2019	26,783	30,665
FHLMC	10.50	12-1-2019	38,739	41,535
FHLMC	10.50	5-1-2020	7,028	7,322
FHLMC	10.50	5-1-2020	66,044	76,571
FHLMC	10.50	8-1-2020	17,412	17,503
FHLMC	10.50	8-1-2020	38,913	41,203
FHLMC Series 16 Class D	10.00	10-15-2019	23,749	26,209
FHLMC Series 1671 Class 1671-TA ±	0.75	2-15-2024	3,147	3,147

2

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 2882 Class TF ±	0.45%	10-15-2034	$4,281,180	$4,280,671
FHLMC Series 3221 Class VA	5.00	9-15-2017	5,972,391	6,326,172
FHLMC Series 3706 Class C	2.00	8-15-2020	8,254,494	8,442,994
FHLMC Series 3767 Class PD	4.00	7-15-2040	880,910	921,329
FHLMC Series K020 Class X1 ±(c)	1.48	5-25-2022	48,848,650	5,050,120
FHLMC Series R008 Class FK ±	0.60	7-15-2023	6,333	6,333
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,992,036	2,259,773
FHLMC Series T-57 Class 2A1 ±	3.32	7-25-2043	4,022,571	4,161,941
FHLMC Series T-67 Class 1A1C ±	3.04	3-25-2036	2,287,271	2,379,002
FHLMC Series T-67 Class 2A1C ±	3.04	3-25-2036	3,888,964	4,070,956
FHLMC Series T-75 Class A1 ±	0.23	12-25-2036	7,975,843	7,925,005
FHLMC Structured Pass-Through Securities Series T-15 Class A6 ±	0.65	11-25-2028	291,049	278,664
FHLMC Structured Pass-Through Securities Series T-23 Class A ±	0.47	5-25-2030	1,200,490	1,136,988
FHLMC Structured Pass-Through Securities Series T-35 Class A ±	0.47	9-25-2031	532,469	492,825
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	2-25-2042	1,485,995	1,795,454
FHLMC Structured Pass-Through Securities Series T-55 Class 2A1 ±	2.62	3-25-2043	767,140	774,232
FHLMC ±	0.64	11-15-2033	6,194,272	6,202,250
FNMA	1.75	5-30-2019	19,000,000	19,305,121
FNMA ±	2.31	9-1-2031	116,342	123,280
FNMA ±	2.37	11-1-2031	243,123	257,981
FNMA	2.38	1-13-2022	10,415,000	10,605,615
FNMA ±	2.40	9-1-2031	511,542	543,106
FNMA ±	2.41	12-1-2034	2,186,290	2,327,127
FNMA ±	2.42	6-1-2032	239,699	246,213
FNMA ±	2.42	6-1-2034	953,438	1,009,601
FNMA ±	2.44	4-1-2032	217,851	231,275
FNMA ±	2.45	12-1-2040	98,619	105,316
FNMA ±	2.47	5-1-2036	4,545,792	4,755,626
FNMA	2.50	4-25-2039	548,806	569,468
FNMA ±	2.51	12-1-2035	2,689,398	2,854,764
FNMA ±	2.52	5-1-2036	2,739,606	2,905,235
FNMA ±	2.55	10-1-2027	341,727	365,903
FNMA ±	2.83	9-1-2027	948,494	1,009,228
FNMA ±	2.86	9-1-2036	2,037,707	2,179,586
FNMA ±	2.87	8-1-2036	3,387,116	3,609,754
FNMA	3.00	4-1-2022	1,934,374	2,030,754
FNMA	3.00	5-1-2027	1,460,496	1,522,083
FNMA %%	3.00	6-1-2028	2,810,000	2,924,156
FNMA %%	3.00	6-1-2043	88,395,000	88,906,029
FNMA ±	3.17	7-1-2026	645,604	695,404
FNMA ±	3.17	2-1-2027	1,468,509	1,521,121
FNMA ±	3.17	4-1-2033	140,146	149,422
FNMA ±	3.21	5-1-2036	2,078,131	2,197,052
FNMA ±	3.41	1-1-2033	102,885	103,143
FNMA	3.50	2-1-2026	6,320,572	6,653,577
FNMA %%	3.50	6-1-2028	9,465,000	9,957,845
FNMA %%	3.50	6-1-2043	23,315,000	24,156,527
FNMA	3.69	6-1-2017	14,084,624	15,316,586
FNMA ±	3.98	9-1-2028	595,056	619,545
FNMA	4.00	5-1-2021	2,271,842	2,420,910
FNMA %%	4.00	6-1-2028	16,645,000	17,680,111
FNMA %%	4.00	6-1-2043	58,655,000	61,881,025
FNMA	4.15	7-1-2014	10,420,881	10,644,574
FNMA ±	4.24	7-1-2033	169,724	171,111
FNMA	4.50	8-1-2018	2,309,764	2,467,095
FNMA	4.50	12-1-2018	1,794,721	1,916,970
FNMA %%	4.50	6-1-2028	14,130,000	15,052,866
FNMA %%	4.50	6-1-2043	71,092,000	75,935,143
FNMA	4.62	7-1-2013	337,488	336,196
FNMA	4.68	2-1-2020	3,335,395	3,812,002
FNMA	4.79	5-1-2019	2,217,187	2,521,660
FNMA	5.00	4-1-2014	467,559	469,998
FNMA	5.00	12-1-2018	1,393,730	1,490,849
FNMA	5.00	6-1-2019	1,432,319	1,532,127
FNMA	5.00	6-1-2023	3,369,905	3,627,898

3

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	3-1-2034	$2,061,424	$2,237,196
FNMA	5.00	8-1-2040	9,775,547	10,738,459
FNMA	5.00	8-1-2040	58,041,679	63,462,530
FNMA	5.03	5-1-2015	6,384,333	6,813,610
FNMA	5.12	1-1-2017	11,700,000	12,944,430
FNMA	5.22	10-1-2015	3,302,429	3,548,654
FNMA	5.38	5-1-2017	732,146	809,736
FNMA	5.39	1-1-2024	2,880,603	3,304,129
FNMA	5.50	6-1-2016	346,618	369,589
FNMA	5.50	1-1-2025	443,464	482,782
FNMA	5.50	1-1-2025	1,708,515	1,859,996
FNMA	5.50	9-1-2033	6,205,707	6,788,868
FNMA	5.50	9-1-2033	3,079,517	3,368,905
FNMA	5.50	6-1-2034	13,652,243	14,954,012
FNMA	5.50	8-1-2035	3,022,406	3,295,093
FNMA	5.50	1-1-2037	2,978,567	3,247,299
FNMA	5.55	5-1-2016	3,131,649	3,469,533
FNMA	5.55	9-1-2019	3,578,834	3,761,515
FNMA	5.61	2-1-2021	3,121,319	3,541,525
FNMA	5.63	2-1-2018	1,101,812	1,255,844
FNMA	5.67	3-1-2016	6,231,166	6,848,866
FNMA	5.67	11-1-2021	5,632,627	6,372,638
FNMA	5.70	3-1-2016	953,543	1,048,390
FNMA	5.75	5-1-2021	3,592,255	4,188,718
FNMA	5.79	10-1-2017	1,093,423	1,247,044
FNMA	5.95	6-1-2024	1,815,585	2,139,975
FNMA	6.00	12-1-2013	6,046	6,067
FNMA	6.00	5-1-2016	300,803	302,928
FNMA	6.00	3-1-2024	203,570	222,638
FNMA	6.00	2-1-2035	2,801,674	3,120,128
FNMA	6.00	11-1-2037	3,053,053	3,327,570
FNMA %%	6.00	6-1-2043	21,385,000	23,278,742
FNMA	6.08	1-1-2019	1,340,477	1,403,340
FNMA	6.26	9-1-2013	10,000,000	10,019,877
FNMA	6.50	6-1-2017	262,774	279,350
FNMA	6.50	1-1-2024	96,235	109,566
FNMA	6.50	3-1-2028	51,758	57,953
FNMA	6.50	12-1-2029	719,316	832,730
FNMA	6.50	11-1-2031	180,372	208,114
FNMA	6.50	7-1-2036	1,677,053	1,884,080
FNMA	6.50	7-1-2036	1,225,194	1,377,790
FNMA	6.50	9-1-2037	458,357	507,538
FNMA	6.50	7-25-2042	2,829,253	3,222,844
FNMA	6.65	5-1-2016	1,451,238	1,618,977
FNMA	7.00	11-1-2026	20,939	24,328
FNMA	7.00	9-1-2031	6,615	6,686
FNMA	7.00	1-1-2032	7,167	8,465
FNMA	7.00	2-1-2032	237,855	280,949
FNMA	7.00	2-1-2032	32,802	38,764
FNMA	7.00	10-1-2032	517,052	610,233
FNMA	7.00	2-1-2034	5,231	6,159
FNMA	7.00	4-1-2034	448,098	529,376
FNMA	7.00	12-1-2034	71,641	84,347
FNMA	7.00	1-1-2036	39,794	46,780
FNMA	7.00	9-1-2036	587,306	691,125
FNMA	7.48	1-1-2025	954,759	957,562
FNMA	7.50	7-1-2015	9,286	9,392
FNMA	7.50	9-1-2031	177,755	215,192
FNMA	7.50	11-25-2031	923,049	1,042,646
FNMA	7.50	2-1-2032	68,911	83,518
FNMA	7.50	10-1-2037	3,967,984	4,584,686
FNMA	8.00	8-1-2020	9,601	9,627
FNMA	8.00	5-1-2027	65,846	69,514
FNMA	8.00	10-1-2027	15,005	15,048
FNMA	8.00	6-1-2028	11,075	12,848

4

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	8.00%	1-1-2030	$18,616	$18,667
FNMA	8.00	2-1-2030	248,912	289,155
FNMA	8.00	9-1-2040	2,313,235	2,782,526
FNMA	8.50	12-1-2014	396	397
FNMA	8.50	5-1-2017	331,837	362,339
FNMA	8.50	5-1-2017	6,864	7,442
FNMA	8.50	8-1-2024	40,285	46,690
FNMA	8.50	5-1-2026	280,931	327,089
FNMA	8.50	7-1-2026	35,389	38,245
FNMA	8.50	8-1-2026	17,931	18,500
FNMA	8.50	9-1-2026	712	831
FNMA	8.50	10-1-2026	38,746	39,758
FNMA	8.50	10-1-2026	404	429
FNMA	8.50	10-1-2026	10,607	10,642
FNMA	8.50	11-1-2026	37,568	38,932
FNMA	8.50	11-1-2026	12,781	14,037
FNMA	8.50	11-1-2026	6,717	6,739
FNMA	8.50	12-1-2026	327,933	398,770
FNMA	8.50	12-1-2026	25,466	29,744
FNMA	8.50	12-1-2026	355	359
FNMA	8.50	2-1-2027	604	708
FNMA	8.50	2-1-2027	9,649	9,785
FNMA	8.50	3-1-2027	1,571	1,841
FNMA	8.50	3-1-2027	3,150	3,180
FNMA	8.50	6-1-2027	676,380	800,763
FNMA	8.50	7-1-2029	1,002	1,017
FNMA	9.00	3-1-2021	65,283	72,932
FNMA	9.00	6-1-2021	287	329
FNMA	9.00	7-1-2021	117,461	130,067
FNMA	9.00	8-1-2021	388	452
FNMA	9.00	10-1-2021	65,502	72,039
FNMA	9.00	1-1-2025	3,129	3,218
FNMA	9.00	1-1-2025	31,436	36,940
FNMA	9.00	2-1-2025	11,503	11,544
FNMA	9.00	3-1-2025	1,513	1,589
FNMA	9.00	3-1-2025	4,361	4,644
FNMA	9.00	3-1-2025	11,514	11,552
FNMA	9.00	3-1-2025	1,742	1,748
FNMA	9.00	4-1-2025	4,403	4,448
FNMA	9.00	7-1-2028	60,289	69,755
FNMA	9.50	11-1-2020	242	281
FNMA	9.50	12-15-2020	103,607	111,816
FNMA	9.50	1-1-2021	35,277	37,208
FNMA	9.50	6-1-2022	7,326	8,360
FNMA	9.50	7-1-2028	82,295	97,649
FNMA	10.00	12-1-2020	144,829	164,220
FNMA	11.00	2-1-2019	18,782	18,875
FNMA	11.00	10-15-2020	15,336	16,230
FNMA	11.25	2-1-2016	4,135	4,156
FNMA	12.00	7-15-2014	16,473	16,535
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	6-25-2030	1,529,406	1,770,425
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12-25-2041	2,311,463	2,716,743
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	8-25-2041	579,354	691,131
FNMA Grantor Trust Series 2001-T8 Class A3 ±	3.69	7-25-2041	1,641,575	1,657,861
FNMA Grantor Trust Series 2002-T19 Class A1	6.50	7-25-2042	7,476,426	8,949,147
FNMA Grantor Trust Series 2002-T5 Class A1 ±	0.43	5-25-2032	499,209	480,089
FNMA Grantor Trust Series 2003-T2 Class A1 ±	0.47	3-25-2033	410,829	396,226
FNMA Grantor Trust Series 2004-T1 Class 1A2	6.50	1-25-2044	1,208,542	1,421,400
FNMA Series 1988-2 Class Z	10.10	2-25-2018	31,560	34,028
FNMA Series 1988-7 Class Z	9.25	4-25-2018	38,712	42,573
FNMA Series 1989-10 Class Z	9.50	3-25-2019	263,749	300,144
FNMA Series 1989-100 Class Z	8.75	12-25-2019	213,097	238,731
FNMA Series 1989-12 Class Y	10.00	3-25-2019	410,185	467,495
FNMA Series 1989-22 Class G	10.00	5-25-2019	261,962	300,750
FNMA Series 1989-63 Class Z	9.40	10-25-2019	44,458	49,176

5

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 1989-98 Class E	9.20%	12-25-2019	$90,820	$101,582
FNMA Series 1990-144 Class W	9.50	12-25-2020	157,717	182,151
FNMA Series 1990-75 Class Z	9.50	7-25-2020	176,753	204,141
FNMA Series 1990-84 Class Y	9.00	7-25-2020	44,354	50,366
FNMA Series 1990-96 Class Z	9.67	8-25-2020	243,747	282,191
FNMA Series 1991-5 Class Z	8.75	1-25-2021	85,612	97,001
FNMA Series 1991-85 Class Z	8.00	6-25-2021	227,294	248,273
FNMA Series 1992-45 Class Z	8.00	4-25-2022	214,764	251,913
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	1,317,061	1,545,620
FNMA Series 2002-T12 Class A5 ±	3.42	10-25-2041	1,896,263	1,944,095
FNMA Series 2003-90 Class FL ±	0.64	3-25-2031	782,540	782,770
FNMA Series 2003-W1 Class 1A1 ±	6.08	12-25-2042	1,099,033	1,252,038
FNMA Series 2003-W19 Class 1A6	5.29	11-25-2033	1,070,013	1,088,097
FNMA Series 2004-79 Class FA ±	0.48	8-25-2032	2,097,090	2,096,467
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	2,407,966	2,819,485
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	2,302,526	2,641,884
FNMA Series 2005-71 Class DB	4.50	8-25-2025	2,991,201	3,254,254
FNMA Series 2006-9 Class BM	6.00	10-25-2033	9,486,001	9,722,108
FNMA Series 2007-2 Class FA ±	0.39	2-25-2037	880,042	876,983
FNMA Series 2007-W10 Class 2A ±	6.27	8-25-2047	1,463,078	1,684,913
FNMA Series 2009-108 Class DE	4.50	8-25-2027	515,776	526,353
FNMA Series G-8 Class E	9.00	4-25-2021	220,153	250,824
FNMA Series G92-30 Class Z	7.00	6-25-2022	433,003	476,419
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	3,944,691	4,431,040
FNMA STRIPS Series 161 Class 2	8.50	7-25-2022	92,413	21,314
FNMA STRIPS Series 265 Class 2	9.00	3-1-2024	251,140	293,299
FNMA Whole Loan Series 1999-W6 Class A ±	9.49	9-25-2028	46,403	49,075
FNMA Whole Loan Series 2002-W4 Class A4	6.25	5-25-2042	1,223,738	1,380,518
FNMA Whole Loan Series 2003-W06 Class PT4 ±	9.12	10-25-2042	2,944,346	3,549,928
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.11	6-25-2033	227,807	226,743
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	3.39	8-25-2042	4,499,898	4,883,469
FNMA Whole Loan Series 2003-W5 Class A ±	0.41	4-25-2033	527,904	518,900
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.06	8-25-2042	3,347,399	3,524,473
FNMA Whole Loan Series 2003-W8 Class PT1 ±	9.62	12-25-2042	1,246,380	1,454,458
FNMA Whole Loan Series 2003-W9 Class A ±	0.43	6-25-2033	172,062	163,914
GNMA ±	3.00	8-20-2020	265,454	278,102
GNMA ±	3.00	11-20-2020	179,108	187,792
GNMA	4.00	6-20-2042	23,088,278	24,671,924
GNMA	4.00	9-20-2042	555,774	593,544
GNMA %%	4.50	6-1-2043	57,530,000	62,004,304
GNMA	5.00	7-20-2040	11,756,255	12,971,224
GNMA	6.00	8-20-2034	619,946	691,966
GNMA	6.50	12-15-2025	47,380	54,501
GNMA	6.50	4-15-2029	645	680
GNMA	6.50	5-15-2029	4,296	4,782
GNMA	6.50	5-15-2031	3,227	3,645
GNMA	6.50	7-15-2032	2,083	2,268
GNMA	6.50	9-20-2033	129,455	147,967
GNMA	7.00	12-15-2022	62,419	71,673
GNMA	7.00	5-15-2026	6,356	7,460
GNMA	7.00	3-15-2028	78,925	93,320
GNMA	7.00	1-15-2031	502	592
GNMA	7.00	4-15-2031	3,979	4,693
GNMA	7.00	4-15-2031	1,368	1,614
GNMA	7.00	8-15-2031	23,194	27,352
GNMA	7.00	3-15-2032	17,235	20,291
GNMA	7.34	10-20-2021	71,021	81,594
GNMA	7.34	12-20-2021	25,348	29,122
GNMA	7.34	2-20-2022	23,335	27,033
GNMA	7.34	4-20-2022	30,181	34,963
GNMA	7.34	9-20-2022	84,009	97,321
GNMA	8.00	4-15-2023	2,379	2,387
GNMA	8.00	6-15-2023	7,553	8,626
GNMA	8.00	12-15-2023	719,644	852,415
GNMA	8.00	2-15-2024	1,613	1,859

6

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	8.00%	9-15-2024	$5,400	$5,710
GNMA	8.00	6-15-2025	105	106
GNMA	8.00	6-15-2025	20,313	20,382
GNMA	8.35	4-15-2020	558,018	602,049
GNMA	8.40	5-15-2020	255,685	276,311
GNMA	8.50	7-15-2016	1,022	1,026
GNMA	9.00	12-15-2016	5,337	5,358
GNMA	9.00	4-15-2021	3,367	3,449
GNMA	9.50	10-20-2019	129,738	139,310
GNMA	10.00	12-15-2018	9,116	9,160
GNMA	12.50	4-15-2019	19,880	20,820
GNMA	13.00	11-15-2014	715	732
GNMA Series 2002-53 Class IO ±(c)	0.02	4-16-2042	9,005,004	819
GNMA Series 2003-110 Class FT ±	1.45	12-16-2030	924,729	927,961
GNMA Series 2005-23 Class IO ±(c)	0.48	6-17-2045	62,356,138	834,138
GNMA Series 2006-32 Class C ±	5.52	11-16-2038	12,510,000	13,764,278
GNMA Series 2006-32 Class XM ±(c)	0.13	11-16-2045	38,229,379	285,497
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,520,000	13,691,371
GNMA Series 2007-35 Class NF ±	0.30	10-16-2035	13,267,918	13,272,390
GNMA Series 2007-44 Class FP ±	0.37	3-20-2036	10,386,402	10,395,085
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	1,000,000	1,100,460
GNMA Series 2008-22 Class XM ±(c)	0.60	2-16-2050	104,099,468	3,652,954
GNMA Series 2009-29 Class CN	4.50	2-20-2032	192,502	192,541
SBA (a)(c)(i)	1.93	2-15-2018	404,051	4,552
SBA Series 1992- 6 Class A (a)(c)(i)	1.15	10-15-2017	1,345,041	14,655
TVA	5.38	4-1-2056	3,670,000	4,525,903
Total Agency Securities (Cost $1,148,378,279)				1,159,868,709

Municipal Obligations : 0.47%
Arkansas : 0.00%
Arkansas Development Finance Authority (Housing Revenue, GNMA Insured)	9.75	11-15-2014	61,494	64,255

Texas : 0.47%
Retama TX Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	8,225,059

Total Municipal Obligations (Cost $7,040,749)				8,289,314

Non-Agency Mortgage Backed Securities : 5.64%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	6,450,000	6,841,992
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.74	3-15-2049	10,188,000	11,321,741
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,280,000	12,622,207
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10-15-2037	2,801,457	2,807,805
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	7,610,327	7,529,045
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	9,360,000	10,064,845
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	13,165,000	14,370,756
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	7,485,786	7,723,137
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.42	3-12-2044	1,995,000	2,170,155
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	6-13-2041	1,671,769	1,674,957
National Credit Union Administration Board Guaranteed Notes Series 2010-C1 Class A2	2.90	10-29-2020	1,310,000	1,381,058
National Credit Union Administration Board Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	8,995,832	9,410,063
National Credit Union Administration Board Guaranteed Notes Series 2011-R4 Class 1A ±	0.58	3-6-2020	4,161,697	4,170,812
National Credit Union Administration Board Guaranteed Notes Series 2011-R6 Class 1A ±	0.58	5-7-2020	4,984,104	4,993,254
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.77	2-15-2025	444,555	522,798

7

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79%	6-15-2025	$622,427	$765,734
Total Non-Agency Mortgage Backed Securities (Cost $97,703,228)				98,370,359

U.S. Treasury Securities : 27.41%
U.S. Treasury Bond	2.75	8-15-2042	11,050,000	9,934,635
U.S. Treasury Bond	3.75	8-15-2041	29,900,000	32,801,227
U.S. Treasury Bond	4.50	2-15-2036	21,635,000	26,715,850
U.S. Treasury Bond	4.63	2-15-2040	20,150,000	25,451,969
U.S. Treasury Note	0.25	1-31-2014	28,380,000	28,404,378
U.S. Treasury Note	0.38	3-15-2015	82,035,000	82,169,619
U.S. Treasury Note	0.38	11-15-2015	25,000,000	24,990,225
U.S. Treasury Note ##	0.50	10-15-2014	124,500,000	124,996,008
U.S. Treasury Note	0.88	1-31-2018	23,865,000	23,766,175
U.S. Treasury Note	2.00	11-15-2021	17,010,000	17,189,404
U.S. Treasury Note	2.25	7-31-2018	15,740,000	16,675,790
U.S. Treasury Note	6.25	8-15-2023	25,060,000	34,653,269
U.S. Treasury Note	7.25	8-15-2022	20,950,000	30,421,684
Total U.S. Treasury Securities (Cost $470,281,028)				478,170,233

Yankee Corporate Bonds and Notes : 4.76%
Financials : 4.76%
Commercial Banks : 4.04%
Bank of Nova Scotia 144A	1.65	10-29-2015	13,235,000	13,559,853
Canadian Imperial Bank 144A	0.90	9-19-2014	8,355,000	8,406,609
Kommunalbanken AS 144A	2.38	1-19-2016	10,135,000	10,579,825
Landwirtschaftliche Rentenbank	2.50	2-15-2016	14,125,000	14,818,820
Nordea Eiendomskreditt 144A	1.88	4-7-2015	10,430,000	10,555,264
Swedbank Hypotek 144A	2.13	8-31-2016	12,110,000	12,535,775
				70,456,146

Diversified Financial Services : 0.72%
FMS Wertmanagement	1.00	11-21-2017	12,660,000	12,540,680

Total Yankee Corporate Bonds and Notes (Cost $80,960,326)				82,996,826

	Yield		Shares
Short-Term Investments : 24.78%
Investment Companies : 24.73%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (u)(l)##	0.01%		431,329,117	431,329,117

			Principal
U.S. Treasury Securities : 0.05%
U.S. Treasury Bill (z)#	0.02	6-20-2013	$700,000	699,992
U.S. Treasury Bill (z)#	0.02	6-20-2013	200,000	199,998
				899,990

Total Short-Term Investments (Cost $432,229,095)				432,229,107

8

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — May 31, 2013 (unaudited)

Total investments in securities (Cost $2,236,592,705)*	129.55%	$2,259,924,548
Other assets and liabilities, net	(29.55)	(515,537,854)

Total net assets	100.00%	$1,744,386,694

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
%%	Security issued on a when-issued basis.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
##	All or a portion of this security has been segregated for when-issued securities.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $2,241,833,288 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$46,730,080
Gross unrealized depreciation	(28,638,820)

Net unrealized appreciation	$18,091,260

9

Wells Fargo Advantage Government Securities Fund (the “Fund”)

Notes to Portfolio of Investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$1,159,849,502	$19,207	$1,159,868,709
Municipal obligations	0	8,289,314	0	8,289,314
Non-agency mortgage backed securities	0	98,370,359	0	98,370,359
U.S. Treasury securities	478,170,233	0	0	478,170,233
Yankee corporate bonds and notes	0	82,996,826	0	82,996,826
Short-term investments
Investment companies	431,329,117	0	0	431,329,117
U.S. Treasury securities	699,992	199,998	0	899,990

	$910,199,342	$1,349,705,999	$19,207	$2,259,924,548

As of May 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(767,456)	$0	$0	$(767,456)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of May 31, 2013, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at May 31, 2013	Unrealized gains (losses)
9-19-2013	357 Long	10-Year U.S. Treasury Notes	$46,131,094	$(284,178)
9-30-2013	945 Long	5-Year U.S. Treasury Notes	115,681,290	(561,678)
9-30-2013	316 Short	2-Year U.S. Treasury Notes	69,564,438	78,400

Wells Fargo Advantage High Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 85.31%
Consumer Discretionary : 25.48%
Auto Components : 4.42%
American Axle Manufacturing Incorporated «	6.63%	10-15-2022	$6,000,000	$6,457,500
Delphi Corporation	5.00	2-15-2023	5,850,000	6,208,309
Goodyear Tire & Rubber Company	6.50	3-1-2021	5,000,000	5,262,500
Lear Corporation 144A	4.75	1-15-2023	6,650,000	6,550,250
Tenneco Automotive Incorporated	7.75	8-15-2018	3,000,000	3,247,500
TRW Automotive Incorporated 144A	4.50	3-1-2021	8,000,000	8,220,000
				35,946,059

Diversified Consumer Services : 1.62%
Service Corporation International	4.50	11-15-2020	7,517,000	7,578,076
Service Corporation International	7.50	4-1-2027	200,000	225,000
Stewart Enterprises Incorporated	6.50	4-15-2019	5,000,000	5,375,000
				13,178,076

Hotels, Restaurants & Leisure : 3.54%
Caesars Entertainment Corporation	8.50	2-15-2020	1,000,000	952,500
Caesars Entertainment Corporation 144A	9.00	2-15-2020	5,000,000	4,812,500
CKE Restaurants Incorporated	11.38	7-15-2018	487,000	507,094
MGM Resorts International Company	6.63	12-15-2021	4,000,000	4,335,000
MGM Resorts International Company	8.63	2-1-2019	1,000,000	1,182,500
Seminole Indian Tribe of Florida 144A	7.75	10-1-2017	4,900,000	5,230,750
Tunica-Biloxi Gaming Authority 144A	9.00	11-15-2015	6,260,000	5,634,000
Yonkers Racing Corporation 144A	11.38	7-15-2016	5,770,000	6,130,625
				28,784,969

Household Durables : 2.23%
Beazer Homes USA Company	6.63	4-15-2018	1,000,000	1,083,750
Beazer Homes USA Company 144A	7.25	2-1-2023	5,000,000	5,293,750
Lennar Corporation 144A	4.13	12-1-2018	5,000,000	5,050,000
Meritage Homes Corporation	7.00	4-1-2022	1,500,000	1,683,750
Meritage Homes Corporation	7.15	4-15-2020	4,500,000	5,073,750
				18,185,000

Media : 9.21%
CCO Holdings LLC	5.13	2-15-2023	7,300,000	7,154,000
CCO Holdings LLC	6.50	4-30-2021	2,000,000	2,150,000
CCO Holdings LLC	6.63	1-31-2022	2,000,000	2,150,000
Cequel Communications Holdings 144A	6.38	9-15-2020	5,000,000	5,225,000
Cinemark USA Incorporated	5.13	12-15-2022	6,000,000	6,090,000
Clear Channel Communications Incorporated 144A	6.50	11-15-2022	6,000,000	6,300,000
Clear Channel Communications Incorporated	9.00	3-1-2021	7,250,000	7,195,625
DISH DBS Corporation	7.88	9-1-2019	4,500,000	5,045,625
Lynx I Corporation 144A	5.38	4-15-2021	6,000,000	6,240,000
Lynx II Corporation 144A	6.38	4-15-2023	2,000,000	2,085,000
National CineMedia LLC	6.00	4-15-2022	3,000,000	3,217,500
Regal Cinemas Corporation	8.63	7-15-2019	5,000,000	5,550,000
Regal Entertainment Group	5.75	2-1-2025	1,000,000	997,500
Sinclair Television Group 144A	5.38	4-1-2021	5,000,000	4,975,000
Sirius XM Radio Incorporated 144A	5.25	8-15-2022	7,000,000	7,192,500
Visant Corporation	10.00	10-1-2017	3,500,000	3,351,250
				74,919,000

Specialty Retail : 2.57%
Limited Brands Incorporated	5.63	2-15-2022	1,000,000	1,068,750
Limited Brands Incorporated	6.63	4-1-2021	6,500,000	7,426,250

1

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Sally Beauty Holdings Incorporated	5.75%	6-1-2022	$1,000,000	$1,052,500
Sally Beauty Holdings Incorporated	6.88	11-15-2019	5,500,000	6,098,125
Toys “R” Us Property Company II LLC	8.50	12-1-2017	5,000,000	5,293,750
				20,939,375

Textiles, Apparel & Luxury Goods : 1.89%
Hanesbrands Incorporated	6.38	12-15-2020	5,000,000	5,512,500
Levi Strauss & Company 144A	6.88	5-1-2022	1,000,000	1,108,750
Levi Strauss & Company	6.88	5-1-2022	7,000,000	7,761,250
Springs Industries Incorporated 144A%%	6.25	6-1-2021	1,000,000	995,000
				15,377,500

Consumer Staples : 1.08%
Food Products : 1.08%
Del Monte Foods Company	7.63	2-15-2019	4,000,000	4,145,000
TreeHouse Foods Incorporated	7.75	3-1-2018	4,305,000	4,638,638
				8,783,638

Energy : 15.83%
Energy Equipment & Services : 2.67%
Basic Energy Services Company	7.75	10-15-2022	4,000,000	4,210,000
Energy Future Intermediate Holding Company LLC 144A	10.00	12-1-2020	4,000,000	4,535,000
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,000,000	4,160,000
Hercules Offshore Incorporated 144A	7.13	4-1-2017	3,500,000	3,762,500
Key Energy Services Incorporated	6.75	3-1-2021	5,000,000	5,062,500
				21,730,000

Oil, Gas & Consumable Fuels : 13.16%
Arch Coal Incorporated «	7.25	6-15-2021	5,000,000	4,425,000
Athlon Holdings LP 144A	7.38	4-15-2021	1,000,000	1,040,000
Atlas Pipeline Partners LP 144A	5.88	8-1-2023	5,000,000	5,100,000
Bill Barrett Corporation	7.63	10-1-2019	1,600,000	1,720,000
BreitBurn Energy Partners LP	8.63	10-15-2020	4,000,000	4,400,000
Chesapeake Energy Corporation	5.75	3-15-2023	3,000,000	3,120,000
Chesapeake Energy Corporation	6.63	8-15-2020	3,000,000	3,337,500
CITGO Petroleum Corporation 144A	11.50	7-1-2017	6,000,000	6,780,000
Comstock Resources Incorporated	9.50	6-15-2020	5,500,000	6,105,000
Continental Resources Incorporated 144A	4.50	4-15-2023	750,000	757,500
El Paso Corporation	6.50	9-15-2020	3,500,000	3,955,294
Energy Transfer Equity LP	7.50	10-15-2020	5,000,000	5,737,500
Energy XXI Gulf Coast Incorporated	7.75	6-15-2019	1,450,000	1,551,500
Energy XXI Gulf Coast Incorporated	9.25	12-15-2017	4,000,000	4,440,000
Halcon Resources Corporation	8.88	5-15-2021	5,000,000	5,087,500
James River Coal Company	7.88	4-1-2019	5,000,000	2,600,000
Murray Energy Corporation 144A	8.63	6-15-2021	1,500,000	1,545,000
Newfield Exploration Company	6.88	2-1-2020	4,950,000	5,296,500
Oasis Petroleum Incorporated	6.88	1-15-2023	4,000,000	4,360,000
Peabody Energy Corporation	6.00	11-15-2018	1,000,000	1,070,000
Peabody Energy Corporation «	6.25	11-15-2021	5,000,000	5,225,000
Penn Virginia Corporation 144A	6.50	5-15-2021	1,750,000	1,756,563
Plains Exploration & Production Company	8.63	10-15-2019	4,600,000	5,186,500
Regency Energy Partners	6.88	12-1-2018	6,000,000	6,435,000
Sabine Pass LNG LLC 144A	5.63	4-15-2023	4,775,000	4,775,000
Sandridge Energy Incorporated «	7.50	2-15-2023	6,000,000	6,180,000
Targa Resources Partners Incorporated	6.38	8-1-2022	750,000	813,750
Targa Resources Partners Incorporated	6.88	2-1-2021	4,000,000	4,320,000
				107,120,107

2

Wells Fargo Advantage High Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 6.26%
Commercial Banks : 2.17%
CIT Group Incorporated	4.25%	8-15-2017	$1,000,000	$1,030,000
CIT Group Incorporated	5.25	3-15-2018	5,000,000	5,375,000
CIT Group Incorporated	5.38	5-15-2020	3,000,000	3,232,500
CIT Group Incorporated 144A	6.63	4-1-2018	3,500,000	3,937,500
Regions Bank	7.50	5-15-2018	3,350,000	4,065,155
				17,640,155

Consumer Finance : 2.81%
Ally Financial Incorporated	5.50	2-15-2017	1,500,000	1,605,968
Ally Financial Incorporated	6.25	12-1-2017	2,000,000	2,202,658
Ally Financial Incorporated	8.00	3-15-2020	5,500,000	6,545,000
General Motors Financial Company Incorporated 144A	4.25	5-15-2023	4,550,000	4,436,250
SLM Corporation	5.50	1-25-2023	4,000,000	3,772,548
SLM Corporation	8.00	3-25-2020	4,000,000	4,355,000
				22,917,424

Real Estate Management & Development : 1.28%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	5,000,000	5,400,000
CBRE Services Incorporated	5.00	3-15-2023	5,000,000	4,987,500
				10,387,500

Health Care : 7.68%
Health Care Equipment & Supplies : 0.53%
Hanger Orthopedic Group	7.13	11-15-2018	4,000,000	4,335,000

Health Care Providers & Services : 7.15%
Community Health Systems Incorporated	7.13	7-15-2020	2,000,000	2,195,000
Davita Incorporated	6.63	11-1-2020	7,000,000	7,472,500
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	2,500,000	2,743,750
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	2,500,000	2,800,000
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	3,000,000	3,420,000
HCA Incorporated	4.75	5-1-2023	4,000,000	3,990,000
HCA Incorporated	5.88	3-15-2022	3,000,000	3,292,500
HCA Incorporated	5.88	5-1-2023	3,250,000	3,436,875
Health Management Association	7.38	1-15-2020	2,000,000	2,182,500
HealthSouth Corporation	8.13	2-15-2020	6,200,000	6,866,500
Iasis Healthcare Corporation	8.38	5-15-2019	5,000,000	5,225,000
Lifepoint Hospitals Incorporated	6.63	10-1-2020	3,750,000	4,134,375
Select Medical Corporation 144A	6.38	6-1-2021	5,000,000	4,978,125
Tenet Healthcare Corporation 144A	4.50	4-1-2021	1,000,000	982,500
Tenet Healthcare Corporation	6.25	11-1-2018	4,000,000	4,430,000
				58,149,625

Industrials : 11.98%
Aerospace & Defense : 1.37%
BE Aerospace Incorporated	5.25	4-1-2022	4,500,000	4,702,500
Digitalglobe Incorporated 144A	5.25	2-1-2021	2,300,000	2,317,250
Esterline Technologies Corporation	7.00	8-1-2020	3,750,000	4,106,250
				11,126,000

Building Products : 2.09%
Griffon Corporation	7.13	4-1-2018	4,500,000	4,837,500
Masco Corporation	5.95	3-15-2022	6,000,000	6,697,974

3

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Building Products (continued)
Nortek Incorporated	8.50%	4-15-2021	$5,000,000	$5,475,000
				17,010,474

Commercial Services & Supplies : 3.06%
ARAMARK Corporation 144A	5.75	3-15-2020	1,000,000	1,035,000
Clean Harbors Incorporated	5.13	6-1-2021	5,000,000	5,150,000
Deluxe Corporation	6.00	11-15-2020	1,000,000	1,065,000
Deluxe Corporation	7.00	3-15-2019	6,300,000	6,851,250
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	5,062,500
Swift Services Holdings Incorporated	10.00	11-15-2018	5,000,000	5,712,500
				24,876,250

Machinery : 2.35%
Briggs & Stratton Corporation	6.88	12-15-2020	2,970,000	3,356,100
Manitowoc Company Incorporated	5.88	10-15-2022	1,000,000	1,063,750
Manitowoc Company Incorporated	8.50	11-1-2020	4,000,000	4,550,000
RSC Equipment Rental Incorporated	8.25	2-1-2021	6,000,000	6,645,000
United Rentals North America Incorporated	8.38	9-15-2020	3,250,000	3,542,500
				19,157,350

Professional Services : 1.80%
Checkout Holdings Corporation 144A¤	0.00	11-15-2015	3,000,000	2,370,000
FTI Consulting Incorporated 144A	6.00	11-15-2022	1,000,000	1,057,500
FTI Consulting Incorporated	6.75	10-1-2020	5,900,000	6,313,000
West Corporation	7.88	1-15-2019	2,000,000	2,170,000
West Corporation	8.63	10-1-2018	2,500,000	2,743,750
				14,654,250

Road & Rail : 0.36%
Hertz Corporation	5.88	10-15-2020	2,750,000	2,901,250

Trading Companies & Distributors : 0.95%
International Lease Finance Corporation	6.25	5-15-2019	1,000,000	1,092,500
International Lease Finance Corporation	8.25	12-15-2020	5,500,000	6,668,750
				7,761,250

Information Technology : 2.11%
Internet Software & Services : 0.83%
Equinix Incorporated	5.38	4-1-2023	4,775,000	4,930,188
Verisign Incorporated 144A	4.63	5-1-2023	1,855,000	1,864,275
				6,794,463

IT Services : 0.66%
Neustar Incorporated 144A	4.50	1-15-2023	5,500,000	5,362,500

Semiconductors & Semiconductor Equipment : 0.62%
Amkor Technology Incorporated 144A	6.38	10-1-2022	5,000,000	5,050,000

Materials : 6.05%
Chemicals : 1.40%
Axiall Corporation 144A	4.88	5-15-2023	4,250,000	4,271,250
Huntsman International LLC	4.88	11-15-2020	2,000,000	2,020,000
Rentech Nitrogen Partners LP 144A	6.50	4-15-2021	5,000,000	5,062,500
				11,353,750

4

Wells Fargo Advantage High Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging : 3.37%
Berry Plastics Corporation	9.75%	1-15-2021	$5,500,000	$6,352,500
BOE Intermediate Holding Corporation 144A¥	9.00	11-1-2017	2,000,000	1,970,000
BWAY Corporation	10.00	6-15-2018	4,000,000	4,430,000
Crown Americas LLC 144A	4.50	1-15-2023	1,500,000	1,466,250
Reynolds Group Holdings	5.75	10-15-2020	7,000,000	7,105,000
Reynolds Group Holdings	8.25	2-15-2021	6,000,000	6,120,000
				27,443,750

Metals & Mining : 0.56%
US Steel Corporation «	6.88	4-1-2021	4,500,000	4,545,000

Paper & Forest Products : 0.72%
Appleton Papers Incorporated	11.25	12-15-2015	1,634,000	1,875,015
Boise Paper Holdings LLC	9.00	11-1-2017	3,750,000	3,993,750
				5,868,765

Telecommunication Services : 6.81%
Diversified Telecommunication Services : 4.15%
CenturyLink Incorporated	5.63	4-1-2020	5,000,000	5,168,750
Cincinnati Bell Incorporated	8.38	10-15-2020	3,000,000	3,187,500
Cincinnati Bell Incorporated	8.75	3-15-2018	4,000,000	4,100,000
Frontier Communications Corporation	8.75	4-15-2022	2,000,000	2,255,000
Intelsat Jackson Holdings Limited	8.50	11-1-2019	3,025,000	3,319,938
Level 3 Financing Incorporated	7.00	6-1-2020	5,000,000	5,262,500
PAETEC Holding Corporation	9.88	12-1-2018	3,750,000	4,265,625
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	6,000,000	6,210,000
				33,769,313

Wireless Telecommunication Services : 2.66%
Cricket Communications Incorporated	7.75	10-15-2020	4,000,000	3,990,000
Crown Castle International Corporation	5.25	1-15-2023	5,000,000	5,062,500
MetroPCS Wireless Incorporated 144A	6.25	4-1-2021	3,000,000	3,142,500
MetroPCS Wireless Incorporated 144A	6.63	4-1-2023	2,000,000	2,115,000
Sprint Nextel Corporation	6.00	11-15-2022	7,100,000	7,313,000
				21,623,000

Utilities : 2.03%
Independent Power Producers & Energy Traders : 2.03%
Calpine Corporation 144A	7.88	1-15-2023	5,400,000	5,940,000
NRG Energy Incorporated 144A	6.63	3-15-2023	10,000,000	10,575,000
				16,515,000

Total Corporate Bonds and Notes (Cost $669,190,435)				694,205,793

Municipal Obligations : 0.59%
Florida : 0.59%
Florida Development Financial Corporation Renaissance Charter School Project Series 2011B (Resource Recovery Revenue)	8.00	12-15-2018	3,180,000	3,165,849
Florida Development Financial Corporation Renaissance Charter School Project Series 2012B (Resource Recovery Revenue)	7.50	6-15-2018	1,665,000	1,642,389

Total Municipal Obligations (Cost $4,845,000)				4,808,238

5

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Term Loans : 0.62%
JCPenney Company Incorporated <	5.19%	4-30-2018	$5,000,000	$5,065,650
Total Term Loans (Cost $5,025,000)				5,065,650

Yankee Corporate Bonds and Notes : 9.44%
Consumer Discretionary : 1.55%
Automobiles : 0.92%
Jaguar Land Rover plc 144A	5.63	2-1-2023	3,500,000	3,578,750
Jaguar Land Rover plc 144A	8.13	5-15-2021	3,500,000	3,946,250
				7,525,000

Media : 0.63%
Quebecor Media Incorporated	5.75	1-15-2023	5,000,000	5,125,000

Energy : 0.63%
Oil, Gas & Consumable Fuels : 0.63%
Petrobakken Energy Limited 144A	8.63	2-1-2020	5,000,000	5,125,000

Financials : 0.72%
Consumer Finance : 0.72%
National Money Mart Company	10.38	12-15-2016	5,500,000	5,891,875

Industrials : 0.51%
Aerospace & Defense : 0.51%
Bombardier Incorporated 144A	6.13	1-15-2023	4,000,000	4,180,000

Information Technology : 1.69%
Electronic Equipment, Instruments & Components : 0.53%
Sensata Technologies BV 144A	6.50	5-15-2019	4,000,000	4,320,000

Semiconductors & Semiconductor Equipment : 1.16%
Magnachip Semiconductor Limited	10.50	4-15-2018	5,175,000	5,731,313
NXP Funding LLC 144A	5.75	2-15-2021	2,000,000	2,100,000
NXP Funding LLC 144A	5.75	3-15-2023	1,500,000	1,560,000
				9,391,313

Materials : 2.69%
Chemicals : 0.88%
Ineos Finance plc 144A	7.50	5-1-2020	1,000,000	1,097,500
Ineos Group Holdings plc 144A	6.13	8-15-2018	5,000,000	4,925,000
Ineos Group Holdings plc 144A	8.38	2-15-2019	1,000,000	1,115,000
				7,137,500

Metals & Mining : 1.31%
ArcelorMittal «	6.75	2-25-2022	10,000,000	10,700,000

Paper & Forest Products : 0.50%
Sappi Papier Holding GmbH 144A	6.63	4-15-2021	4,000,000	4,080,000

Telecommunication Services : 1.65%
Diversified Telecommunication Services : 1.65%
Intelsat Bermuda Limited 144A	7.75	6-1-2021	4,000,000	4,205,000
Intelsat Bermuda Limited 144A	8.13	6-1-2023	4,000,000	4,280,000

6

Wells Fargo Advantage High Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings Limited 144A%%		5.50%	8-1-2023	$5,000,000	$4,900,000
					13,385,000

Total Yankee Corporate Bonds and Notes (Cost $74,598,214)					76,860,688

		Yield		Shares
Short-Term Investments : 5.89%
Investment Companies : 5.89%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.10		25,373,417	25,373,417
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.16		22,526,665	22,526,665
Total Short-Term Investments (Cost $47,900,082)					47,900,082

Total investments in securities (Cost $801,558,731)*	101.85%				828,840,451
Other assets and liabilities, net	(1.85)				(15,092,165)

Total net assets	100.00%				$813,748,286

«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
%%	Security issued on a when-issued basis.
¤	Security issued in zero coupon form with no periodic interest payments.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued and unfunded loans.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $802,185,761 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$33,571,824
Gross unrealized depreciation	(6,917,134)

Net unrealized appreciation	$26,654,690

7

Wells Fargo Advantage High Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of May 31, 2013, the Fund had unfunded loan commitments of $5,025,000.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Corporate bonds and notes	$0	$694,205,793	$0	$694,205,793
Municipal obligations	0	4,808,238	0	4,808,238
Term loans	0	5,065,650	0	5,065,650
Yankee corporate bonds and notes	0	76,860,688	0	76,860,688
Short-term investments
Investment companies	25,373,417	22,526,665	0	47,900,082

	$25,373,417	$803,467,034	$0	$828,840,451

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 6.14%
Consumer Discretionary : 0.41%
Distributors : 0.41%
Genuine Parts Company «	20,000	$1,554,800

Hotels, Restaurants & Leisure : 0.00%
Trump Entertainment Resorts Incorporated †(a)(i)	1,840	0

Consumer Staples : 0.20%
Food Products : 0.15%
Kraft Foods Group Incorporated	10,000	551,300

Household Products : 0.05%
Kimberly-Clark Corporation	2,000	193,660

Energy : 1.83%
Oil, Gas & Consumable Fuels : 1.83%
ConocoPhillips Company	5,000	306,700
Kinder Morgan Incorporated	50,000	1,899,000
Phillips 66 Company	45,000	2,995,650
The Williams Companies Incorporated	50,000	1,759,000
		6,960,350

Financials : 2.11%
Commercial Banks : 0.06%
PNC Financial Services Group Incorporated	3,000	214,920

REITs : 2.05%
American Tower Corporation	10,000	778,400
HCP Incorporated	45,000	2,132,100
Health Care REIT Incorporated	30,000	2,040,900
Plum Creek Timber Company	60,000	2,862,000
		7,813,400

Health Care : 0.75%
Pharmaceuticals : 0.75%
Eli Lilly & Company	45,000	2,392,200
Merck & Company Incorporated	10,000	467,000
		2,859,200

Information Technology : 0.14%
IT Services : 0.14%
Automatic Data Processing Incorporated	8,000	549,760

Materials : 0.70%
Chemicals : 0.70%
LyondellBasell Industries NV Class A	40,000	2,666,000

Total Common Stocks (Cost $20,762,311)		23,363,390

1

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 85.82%
Consumer Discretionary : 7.72%
Auto Components : 5.57%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$2,250,000	$2,418,750
American Axle Manufacturing Incorporated «	6.63	10-15-2022	2,250,000	2,421,563
Cooper Tire & Rubber Company	7.63	3-15-2027	1,935,000	2,097,056
Lear Corporation 144A	4.75	1-15-2023	3,000,000	2,955,000
Penske Automotive Group Incorporated 144A	5.75	10-1-2022	10,702,000	11,277,233
				21,169,602

Diversified Consumer Services : 0.91%
Service Corporation International	7.50	4-1-2027	3,080,000	3,465,000

Hotels, Restaurants & Leisure : 0.50%
Speedway Motorsports Incorporated	6.75	2-1-2019	1,775,000	1,890,375

Media : 0.74%
Dish DBS Corporation	5.00	3-15-2023	3,000,000	2,835,000

Energy : 12.01%
Energy Equipment & Services : 2.92%
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,225,000	1,326,063
Gulfmark Offshore Incorporated	6.38	3-15-2022	1,635,000	1,700,400
NGPL PipeCo LLC 144A	9.63	6-1-2019	1,950,000	2,174,250
Oil States International Incorporated	6.50	6-1-2019	1,900,000	2,047,250
PHI Incorporated	8.63	10-15-2018	3,550,000	3,860,625
				11,108,588

Oil, Gas & Consumable Fuels : 9.09%
Atlas Pipeline Partners LP 144A	5.88	8-1-2023	7,250,000	7,395,000
Denbury Resources Incorporated	4.63	7-15-2023	2,000,000	1,935,000
Energy Transfer Equity LP	7.50	10-15-2020	3,475,000	3,987,563
QEP Resources Incorporated	5.25	5-1-2023	2,000,000	2,020,000
Sabine Pass LNG LP 144A	5.63	2-1-2021	7,000,000	7,026,250
Sabine Pass LNG LP	7.50	11-30-2016	4,750,000	5,296,250
Suburban Propane Partners LP	7.38	3-15-2020	2,550,000	2,728,500
Tesoro Logistics Corporation 144A	5.88	10-1-2020	4,000,000	4,170,000
				34,558,563

Financials : 1.42%
REITs : 1.42%
Sabra Health Care Incorporated	5.38	6-1-2023	4,000,000	4,065,000
Sabra Health Care Incorporated	8.13	11-1-2018	1,219,000	1,325,663
				5,390,663

Health Care : 14.81%
Health Care Equipment & Supplies : 2.27%
Hologic Incorporated	6.25	8-1-2020	8,062,000	8,616,263

Health Care Providers & Services : 9.12%
Aviv HealthCare Properties LP	7.75	2-15-2019	1,150,000	1,256,375
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	14,425,000	15,362,625
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	14,529,000	16,272,480

2

Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
MPT Operating Partnership LP	6.88%	5-1-2021	$1,625,000	$1,795,625
				34,687,105

Pharmaceuticals : 3.42%
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	12,000,000	13,020,000

Industrials : 20.43%
Air Freight & Logistics : 3.99%
Bristow Group Incorporated	6.25	10-15-2022	13,990,000	15,179,150

Building Products : 0.57%
Dycom Investments Incorporated	7.13	1-15-2021	2,000,000	2,160,000

Commercial Services & Supplies : 5.06%
Iron Mountain Incorporated	5.75	8-15-2024	19,000,000	19,237,500

Electrical Equipment : 5.06%
Belden Incorporated 144A	5.50	9-1-2022	2,850,000	2,928,375
General Cable Corporation 144A	5.75	10-1-2022	15,850,000	16,325,500
				19,253,875

Machinery : 0.26%
Columbus McKinnon Corporation	7.88	2-1-2019	525,000	564,375
Titan International Incorporated	7.88	10-1-2017	400,000	428,000
				992,375

Marine : 0.66%
Hornbeck Offshore Services Incorporated	1.63	11-15-2026	975,000	1,109,745
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,350,000	1,407,375
				2,517,120

Road & Rail : 4.83%
Hertz Corporation	6.25	10-15-2022	16,921,000	18,380,436

Information Technology : 1.28%
IT Services : 1.28%
Neustar Incorporated 144A	4.50	1-15-2023	5,000,000	4,875,000

Materials : 17.17%
Chemicals : 10.37%
Celanese U.S. Holdings LLC	4.63	11-15-2022	2,000,000	2,055,000
Huntsman International LLC	4.88	11-15-2020	1,000,000	1,010,000
Kraton Polymers LLC	6.75	3-1-2019	2,105,000	2,204,988
Olin Corporation	5.50	8-15-2022	16,000,000	16,960,000
Tronox Finance LLC 144A	6.38	8-15-2020	17,500,000	17,193,750
				39,423,738

Containers & Packaging : 5.51%
Ball Corporation	5.00	3-15-2022	7,995,000	8,274,825
Owens-Brockway Glass Container Incorporated	3.00	6-1-2015	1,775,000	1,812,719
Sealed Air Corporation 144A	5.25	4-1-2023	1,150,000	1,161,500
Sealed Air Corporation 144A«	6.50	12-1-2020	7,135,000	7,937,688

3

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Silgan Holdings Incorporated	5.00%	4-1-2020	$1,750,000	$1,789,375
				20,976,107

Paper & Forest Products : 1.29%
P.H. Glatfelter Company	5.38	10-15-2020	4,630,000	4,907,800

Telecommunication Services : 4.14%
Diversified Telecommunication Services : 0.91%
GCI Incorporated	8.63	11-15-2019	3,235,000	3,453,363

Wireless Telecommunication Services : 3.23%
Crown Castle International Corporation	5.25	1-15-2023	2,000,000	2,025,000
MetroPCS Wireless Incorporated	6.63	11-15-2020	1,575,000	1,685,250
SBA Telecommunications Incorporated 144A	5.63	10-1-2019	6,700,000	6,901,000
SBA Telecommunications Incorporated 144A	5.75	7-15-2020	1,625,000	1,690,000
				12,301,250

Utilities : 6.84%
Electric Utilities : 1.24%
DPL Incorporated	7.25	10-15-2021	4,375,000	4,725,000

Gas Utilities : 0.46%
AmeriGas Finance LLC	6.75	5-20-2020	1,600,000	1,744,000

Independent Power Producers & Energy Traders : 5.14%
NRG Energy Incorporated 144A	6.63	3-15-2023	18,000,000	19,035,000
Reliant Energy Incorporated	9.68	7-2-2026	460,000	501,400
				19,536,400

Total Corporate Bonds and Notes (Cost $315,902,533)				326,404,273

Yankee Corporate Bonds and Notes : 6.77%
Consumer Discretionary : 0.83%
Leisure Equipment & Products : 0.83%
VPI Escrow Corporation 144A	6.38	10-15-2020	3,000,000	3,150,000

Financials : 0.53%
Consumer Finance : 0.53%
Elan Financial plc 144A	6.25	6-15-2021	2,000,000	2,010,000

Diversified Financial Services : 0.00%
Preferred Term Securities XII Limited (s)(i)	0.00	12-24-2033	720,000	7

Information Technology : 4.66%
Computers & Peripherals : 4.66%
Seagate Technology HDD Holdings 144A	4.75	6-1-2023	2,000,000	1,940,000
Seagate Technology HDD Holdings	7.00	11-1-2021	14,350,000	15,785,000
				17,725,000

Telecommunication Services : 0.75%
Diversified Telecommunication Services : 0.75%
Intelsat Jackson Holdings SA	7.25	10-15-2020	2,625,000	2,848,125

4

Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Yield		Shares	Value
Total Yankee Corporate Bonds and Notes (Cost $25,403,155)				$25,733,132

Short-Term Investments : 1.58%
Investment Companies : 1.56%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%		1,610,827	1,610,827
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.16		4,320,225	4,320,225
				5,931,052

		Maturity date	Principal
U.S. Treasury Securities : 0.02%
U.S. Treasury Bill #(z)	0.06	8-1-2013	$72,000	71,993

Total Short-Term Investments (Cost $6,003,052)				6,003,045

Total investments in securities (Cost $368,071,051)*	100.31%			381,503,840
Other assets and liabilities, net	(0.31)			(1,162,793)

Total net assets	100.00%			$380,341,047

«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $368,078,765 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,452,880
Gross unrealized depreciation	(2,027,805)

Net unrealized appreciation	$13,425,075

5

Wells Fargo Advantage High Yield Bond Fund (the “Fund”)

Notes to Portfolio of Investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$23,363,390	$0	$0	$23,363,390
Corporate bonds and notes	0	326,404,273	0	326,404,273
Yankee corporate bonds and notes	0	25,733,132	0	25,733,132
Short-term investments
Investment companies	1,610,827	4,320,225	0	5,931,052
U.S. Treasury securities	71,993	0	0	71,993

	$25,046,210	$356,457,630	$0	$381,503,840

As of May 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$13,983	$0	$0	$13,983

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of May 31, 2013, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2013, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at May 31, 2013	Unrealized gains
9-19-2013	60 Short	10-Year U.S. Treasury Notes	$7,753,125	$13,983

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 33.39%
FHLB	5.46%	11-27-2015	$1,214,546	$1,301,419
FHLMC ±	2.26	1-1-2036	95,798	101,304
FHLMC	3.50	12-15-2020	795,656	840,504
FHLMC %%	3.50	6-1-2043	21,815,000	22,547,849
FHLMC %%	4.00	6-1-2043	6,310,000	6,640,289
FHLMC	5.00	6-1-2036	1,222,795	1,310,855
FHLMC	5.00	8-1-2040	1,011,513	1,090,604
FHLMC	5.50	10-1-2017	573,247	608,734
FHLMC	5.50	11-1-2023	258,088	280,970
FHLMC	5.50	8-1-2038	306,197	329,469
FHLMC	5.50	12-1-2038	2,569,349	2,764,627
FHLMC	5.50	6-1-2040	2,176,321	2,346,489
FHLMC	7.50	5-1-2038	7,960	8,726
FHLMC	7.50	2-25-2042	2,807,540	3,330,894
FHLMC	8.00	2-1-2030	683	789
FHLMC Series K020 Class X1 ±(c)	1.48	5-25-2022	14,676,968	1,517,349
FHLMC Series K021 Class X1 ±(c)	1.51	6-25-2022	13,036,462	1,404,627
FHLMC Series M009 Class A ±(i)	5.40	10-15-2021	405,488	405,488
FHLMC Series T-57 Class 2A1 ±	3.32	7-25-2043	90,724	93,868
FHLMC Series T-59 Class 2A1 ±	2.92	10-25-2043	80,615	81,758
FNMA ±	2.41	1-1-2036	283,629	302,087
FNMA	2.75	10-1-2022	2,250,000	2,229,129
FNMA ±	2.86	9-1-2036	74,809	80,018
FNMA ±	2.87	8-1-2036	129,554	138,069
FNMA %%	3.00	6-1-2028	2,510,000	2,611,969
FNMA %%	3.00	6-1-2043	20,290,000	20,407,301
FNMA	3.27	7-1-2022	1,328,280	1,403,122
FNMA	3.50	2-1-2026	2,542,082	2,676,014
FNMA %%	3.50	6-1-2028	1,350,000	1,420,295
FNMA %%	3.50	6-1-2043	3,000,000	3,108,281
FNMA	3.69	6-1-2017	3,634,742	3,952,667
FNMA	3.95	9-1-2021	445,724	493,267
FNMA	4.00	9-1-2024	315,216	335,702
FNMA %%	4.00	6-1-2028	2,570,000	2,729,822
FNMA %%	4.00	6-1-2043	8,630,000	9,104,650
FNMA	4.26	4-1-2021	2,919,852	3,289,329
FNMA	4.39	1-1-2020	1,576,204	1,780,927
FNMA	4.46	5-1-2020	1,895,740	2,151,310
FNMA %%	4.50	6-1-2028	3,760,000	4,005,575
FNMA %%	4.50	6-1-2043	15,720,000	16,790,925
FNMA	5.00	1-1-2024	526,907	567,246
FNMA	5.00	2-1-2036	116,683	126,818
FNMA	5.00	6-1-2040	349,042	384,116
FNMA	5.00	8-1-2040	10,190,894	11,142,682
FNMA	5.50	8-1-2034	393,880	431,879
FNMA	5.50	2-1-2035	122,088	133,866
FNMA	5.50	8-1-2038	1,203,028	1,315,891
FNMA	5.50	8-1-2038	1,715,562	1,865,478
FNMA	6.00	10-1-2037	2,568,852	2,799,832
FNMA	6.00	11-1-2037	236,539	257,807
FNMA %%	6.00	6-1-2043	795,000	865,401
FNMA	6.50	7-1-2036	110,141	123,738
FNMA	6.50	7-1-2036	44,015	49,497
FNMA	6.50	11-1-2036	38,192	42,898
FNMA	6.50	7-1-2037	3,121,869	3,506,596
FNMA	7.00	3-1-2024	1,455,551	1,525,277
FNMA	7.00	7-1-2036	42,214	49,676
FNMA	7.00	11-1-2037	63,067	68,366
FNMA	7.50	5-1-2038	2,102	2,142
FNMA	7.87	7-1-2026	2,584,232	2,707,746
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	11,177	13,696
FNMA Series 2003-W08 Class 4A ±	3.14	11-25-2042	238,146	249,702
FNMA Series 2003-W14 Class 2A ±	2.29	6-25-2035	209,263	216,072
FNMA Series 2003-W14 Class 2A ±	3.47	1-25-2043	117,131	126,551
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	2,384,825	2,802,531

1

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2004-W15 Class 1A3	7.00%	8-25-2044	$1,812,346	$2,079,459
GNMA	4.00	6-20-2042	5,617,379	6,002,680
GNMA %%	4.50	6-1-2043	10,425,000	11,235,788
GNMA	5.00	7-20-2040	2,610,044	2,879,783
GNMA	7.50	12-15-2029	894	1,026
GNMA Series 2007-12 Class A	3.96	6-16-2031	368,514	370,447
GNMA Series 2008-22 Class XM ±(c)	0.60	2-16-2050	7,608,646	266,995
GNMA Series 2008-86 Class D	5.46	6-16-2040	4,365,000	4,992,028
Total Agency Securities (Cost $183,214,397)				185,220,781

Asset-Backed Securities : 1.74%
Citibank Credit Card Issuance Trust Series 2005-C1 Class C1	5.50	3-24-2017	285,000	306,437
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,924,837	2,209,424
Discover Card Master Trust Series 2008-A4 Class A4	5.65	12-15-2015	2,345,000	2,349,824
Nissan Auto Lease Trust Series 2013-A Class A2A	0.45	9-15-2015	3,775,000	3,772,648
Nissan Auto Receivables Owner Trust Series 2011-B Class A2	0.74	9-15-2014	980,392	981,051
Total Asset-Backed Securities (Cost $9,300,611)				9,619,384

Corporate Bonds and Notes : 25.90%
Consumer Discretionary : 5.91%
Auto Components : 0.67%
Delphi Corporation	5.00	2-15-2023	1,825,000	1,936,781
TRW Automotive Incorporated 144A	4.50	3-1-2021	1,750,000	1,798,125
				3,734,906

Automobiles : 0.38%
Ford Motor Company	7.45	7-16-2031	1,645,000	2,076,447

Diversified Consumer Services : 0.33%
Service Corporation International	8.00	11-15-2021	1,500,000	1,845,000

Hotels, Restaurants & Leisure : 0.80%
Agua Caliente Band of Cahuilla Indians 144A	6.44	10-1-2016	562,000	523,615
Darden Restaurants Incorporated	6.80	10-15-2037	2,050,000	2,372,586
Seminole Indian Tribe of Florida 144A	7.75	10-1-2017	1,450,000	1,547,875
				4,444,076

Household Durables : 0.31%
D.R. Horton Incorporated	4.75	2-15-2023	1,650,000	1,683,000

Internet & Catalog Retail : 0.49%
Expedia Incorporated	5.95	8-15-2020	2,460,000	2,734,265

Media : 1.94%
CBS Corporation	7.88	7-30-2030	1,820,000	2,408,402
CCO Holdings LLC	8.13	4-30-2020	1,650,000	1,843,875
Lynx I Corporation 144A	5.38	4-15-2021	1,755,000	1,825,200
National CineMedia LLC	6.00	4-15-2022	1,500,000	1,608,750
News America Incorporated	7.85	3-1-2039	2,275,000	3,089,696
				10,775,923

Multiline Retail : 0.32%
Macy’s Retail Holdings Incorporated	6.65	7-15-2024	1,440,000	1,759,082

Specialty Retail : 0.67%
Limited Brands Incorporated	6.63	4-1-2021	1,650,000	1,885,125

2

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Sally Beauty Holdings Incorporated	6.88%	11-15-2019	$1,650,000	$1,829,438
				3,714,563

Consumer Staples : 0.85%
Food Products : 0.39%
H.J. Heinz Finance Company 144A	7.13	8-1-2039	1,935,000	2,181,713

Tobacco : 0.46%
Altria Group Incorporated	4.25	8-9-2042	1,490,000	1,317,856
Lorillard Incorporated	8.13	6-23-2019	975,000	1,234,252
				2,552,108

Energy : 1.78%
Energy Equipment & Services : 0.29%
SESI LLC	7.13	12-15-2021	1,410,000	1,582,725

Oil, Gas & Consumable Fuels : 1.49%
Consol Energy Incorporated	8.25	4-1-2020	1,650,000	1,823,250
Energy Transfer Equity LP	7.50	10-15-2020	1,450,000	1,663,875
Enterprise Products Operating LLC	4.45	2-15-2043	1,805,000	1,700,826
Newfield Exploration Company	6.88	2-1-2020	1,500,000	1,605,000
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	1,500,000	1,500,000
				8,292,951

Financials : 9.23%
Capital Markets : 0.45%
Alterra Finance LLC	6.25	9-30-2020	2,150,000	2,507,446

Commercial Banks : 1.80%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,320,000	3,474,642
Banco Santander Brasil SA 144A	4.63	2-13-2017	2,110,000	2,215,500
CBA Capital Trust II ±144A	6.02	12-31-2049	1,300,000	1,363,960
CIT Group Incorporated	5.38	5-15-2020	1,650,000	1,777,875
PNC Financial Services Group Incorporated ±	4.49	12-31-2049	1,165,000	1,159,175
				9,991,152

Consumer Finance : 1.50%
Discover Financial Services	5.20	4-27-2022	1,960,000	2,160,561
General Motors Financial Company Incorporated 144A	4.25	5-15-2023	1,385,000	1,350,375
HSBC Finance Corporation	6.68	1-15-2021	2,185,000	2,593,514
SLM Corporation	8.00	3-25-2020	2,045,000	2,226,494
				8,330,944

Diversified Financial Services : 2.76%
Bank of America Corporation	6.50	8-1-2016	2,300,000	2,630,172
Bank of America Corporation	7.63	6-1-2019	2,480,000	3,126,496
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	1,110,000	1,296,226
Citigroup Incorporated	5.88	1-30-2042	1,555,000	1,817,185
General Electric Capital Corporation ±	6.38	11-15-2067	2,200,000	2,345,750
JPMorgan Chase & Company Series 1 ±	7.90	12-31-2049	1,440,000	1,681,200
Moody’s Corporation	5.50	9-1-2020	2,165,000	2,389,974
				15,287,003

3

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 2.41%
ING US Incorporated 144A	2.90%	2-15-2018	$2,535,000	$2,583,206
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	1,858,779
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,973,920
Protective Life Corporation	8.45	10-15-2039	2,060,000	2,769,186
Prudential Financial Incorporated ±	8.88	6-15-2038	1,645,000	2,043,913
Torchmark Corporation	9.25	6-15-2019	1,600,000	2,133,253
				13,362,257

REITs : 0.31%
American Tower Corporation	7.00	10-15-2017	1,455,000	1,739,304

Health Care : 1.59%
Health Care Equipment & Supplies : 0.44%
Boston Scientific Corporation	6.00	1-15-2020	2,060,000	2,402,364

Health Care Providers & Services : 1.15%
Cardinal Health Incorporated	4.60	3-15-2043	1,805,000	1,732,177
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	1,250,000	1,425,000
HCA Incorporated	6.50	2-15-2020	1,450,000	1,634,875
Lifepoint Hospitals Incorporated	6.63	10-1-2020	1,450,000	1,598,625
				6,390,677

Industrials : 3.47%
Aerospace & Defense : 0.10%
Digitalglobe Incorporated 144A	5.25	2-1-2021	570,000	574,275

Building Products : 0.59%
Masco Corporation	5.95	3-15-2022	1,450,000	1,618,677
Owens Corning Incorporated	4.20	12-15-2022	1,615,000	1,662,466
				3,281,143

Commercial Services & Supplies : 0.58%
Clean Harbors Incorporated	5.25	8-1-2020	1,650,000	1,720,125
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	1,445,000	1,497,599
				3,217,724

Machinery : 0.98%
Briggs & Stratton Corporation	6.88	12-15-2020	1,450,000	1,638,500
Case New Holland Incorporated	7.88	12-1-2017	1,650,000	1,938,750
SPX Corporation	6.88	9-1-2017	1,650,000	1,835,625
				5,412,875

Professional Services : 0.86%
FTI Consulting Incorporated	6.75	10-1-2020	1,650,000	1,765,500
Verisk Analytics Incorporated	5.80	5-1-2021	2,650,000	3,006,762
				4,772,262

Trading Companies & Distributors : 0.36%
International Lease Finance Corporation	8.25	12-15-2020	1,650,000	2,000,625

Information Technology : 0.78%
Electronic Equipment, Instruments & Components : 0.48%
Corning Incorporated	7.25	8-15-2036	2,092,000	2,661,727

4

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Internet Software & Services : 0.30%
Equinix Incorporated	5.38%	4-1-2023	$1,500,000	$1,548,750
Verisign Incorporated 144A	4.63	5-1-2023	125,000	125,625
				1,674,375

Materials : 0.80%
Chemicals : 0.27%
Rockwood Specialties Group Incorporated	4.63	10-15-2020	1,475,000	1,504,500

Paper & Forest Products : 0.53%
International Paper Company	7.30	11-15-2039	2,195,000	2,900,745

Telecommunication Services : 0.73%
Diversified Telecommunication Services : 0.41%
CenturyLink Incorporated	5.63	4-1-2020	725,000	749,469
Windstream Corporation	7.75	10-15-2020	1,450,000	1,547,875
				2,297,344

Wireless Telecommunication Services : 0.32%
SBA Tower Trust 144A	3.72	4-15-2048	1,820,000	1,772,525

Utilities : 0.76%
Independent Power Producers & Energy Traders : 0.76%
Calpine Corporation 144A	7.88	1-15-2023	990,000	1,089,000
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	1,554,421	1,668,340
NRG Energy Incorporated	7.63	1-15-2018	1,300,000	1,465,750
				4,223,090

Total Corporate Bonds and Notes (Cost $134,530,021)				143,681,116

Municipal Obligations : 1.45%
California : 0.86%
California Build America Bonds Stem Cell Research and Cures Series A (GO)	4.99	4-1-2039	1,505,000	1,513,895
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	3,000,000	3,282,810
				4,796,705

Illinois : 0.57%
Illinois (GO)	4.51	3-1-2015	3,000,000	3,160,200

Other : 0.02%
Seneca Nation Indians Capital Improvements Authority Series 07-B (Miscellaneous Revenue) 144A(i)	6.75	12-1-2013	100,000	99,860

Total Municipal Obligations (Cost $7,563,347)				8,056,765

Non-Agency Mortgage Backed Securities : 3.97%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	1,940,000	2,057,902
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.15	10-12-2042	2,480,000	2,693,597
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10-15-2037	626,891	628,312
Commercial Mortgage Trust Pass-Through Certificates Series 2005-C6 Class A5A ±	5.12	6-10-2044	1,715,000	1,849,156

5

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series 1998-C2 Class AX ±(c)	0.40%	11-15-2030	$512,774	$1,988
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2	7.88	7-25-2027	94,144	90,242
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	2,695,000	2,897,944
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	3,545,000	3,869,679
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±144A(c)(i)	0.63	5-28-2040	837,274	14,209
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	2,160,492	2,228,995
Morgan Stanley Capital I Series 2004-RR2 Class X ±144A(c)	0.63	10-28-2033	725,017	5,075
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	2,570,000	2,758,957
Morgan Stanley Capital I Series 2007-HQ11 Class AM ±	5.48	2-12-2044	2,615,000	2,934,088
Total Non-Agency Mortgage Backed Securities (Cost $21,837,625)				22,030,144

U.S. Treasury Securities : 32.44%
U.S. Treasury Bond	2.75	11-15-2042	4,435,000	3,983,184
U.S. Treasury Bond	3.13	2-15-2043	2,505,000	2,432,981
U.S. Treasury Bond	4.25	11-15-2040	5,685,000	6,782,916
U.S. Treasury Bond	4.38	5-15-2040	4,115,000	5,006,153
U.S. Treasury Bond	4.50	2-15-2036	4,415,000	5,451,836
U.S. Treasury Bond	6.38	8-15-2027	9,020,000	13,056,450
U.S. Treasury Note ##	0.25	1-31-2014	580,000	580,498
U.S. Treasury Note	0.25	12-15-2015	11,350,000	11,303,896
U.S. Treasury Note	0.38	3-15-2015	24,345,000	24,384,950
U.S. Treasury Note	0.38	11-15-2015	5,820,000	5,817,724
U.S. Treasury Note	0.38	3-15-2016	2,250,000	2,244,375
U.S. Treasury Note ##	0.50	8-15-2014	37,625,000	37,767,561
U.S. Treasury Note	0.88	1-31-2018	31,945,000	31,812,716
U.S. Treasury Note ##	1.75	5-15-2023	3,240,000	3,127,105
U.S. Treasury Note	2.25	7-31-2018	17,585,000	18,630,481
U.S. Treasury Note	6.25	8-15-2023	5,450,000	7,536,325
Total U.S. Treasury Securities (Cost $178,117,545)				179,919,151

Yankee Corporate Bonds and Notes : 7.26%
Consumer Discretionary : 0.73%
Media : 0.73%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	1,785,000	2,407,767
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,620,134
				4,027,901

Consumer Staples : 0.26%
Food Products : 0.26%
BRF SA 144A	3.95	5-22-2023	1,525,000	1,464,000

Energy : 0.94%
Oil, Gas & Consumable Fuels : 0.94%
CNOOC Finance 2013 Limited	3.00	5-9-2023	1,755,000	1,668,996
Petrobras International Finance Company	6.75	1-27-2041	1,645,000	1,746,330
Weatherford International Limited	9.63	3-1-2019	1,370,000	1,782,147
				5,197,473

6

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 3.11%
Capital Markets : 0.16%
Macquarie Group Limited 144A	6.00%	1-14-2020	$825,000	$901,881

Commercial Banks : 2.67%
Banco Santander Brasil SA 144A	4.00	1-16-2020	2,495,000	2,361,518
BBVA Bancomer SA 144A	4.50	3-10-2016	1,720,000	1,801,700
Export Import Bank of Korea	5.13	6-29-2020	2,140,000	2,397,074
Kommunalbanken AS 144A	2.38	1-19-2016	2,330,000	2,432,264
Landwirtschaftliche Rentenbank	2.50	2-15-2016	3,150,000	3,304,728
Rabobank Nederland	3.95	11-9-2022	2,545,000	2,536,808
				14,834,092

Consumer Finance : 0.28%
Inmarsat Finance plc 144A	7.38	12-1-2017	1,450,000	1,522,500

Information Technology : 0.31%
Internet Software & Services : 0.31%
Tencent Holdings Limited 144A	4.63	12-12-2016	1,595,000	1,725,632

Materials : 0.57%
Chemicals : 0.27%
LyondellBasell Industries NV	5.00	4-15-2019	1,325,000	1,496,949

Metals & Mining : 0.30%
ArcelorMittal «	6.13	6-1-2018	1,565,000	1,658,900

Telecommunication Services : 0.83%
Diversified Telecommunication Services : 0.42%
Telefonos de Mexico SAB de CV	5.50	11-15-2019	2,045,000	2,335,059

Wireless Telecommunication Services : 0.41%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	2,145,000	2,273,700

Utilities : 0.51%
Electric Utilities : 0.51%
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,823,961

Total Yankee Corporate Bonds and Notes (Cost $37,527,769)				40,262,048

Yankee Government Bonds : 0.41%
Banco Nacional de Desenvolvimento Economico e Social 144A	5.50	7-12-2020	2,065,000	2,292,150

Total Yankee Government Bonds (Cost $2,048,982)				2,292,150

	Yield		Shares
Short-Term Investments : 11.26%
Investment Companies : 11.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)	0.10		62,140,310	62,140,310
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.16		111,250	111,250
				62,251,560

7

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.04%
U.S. Treasury Bill (z)#		0.02%	6-20-2013	$200,000	$199,998

Total Short-Term Investments (Cost $62,451,554)					62,451,558

Total investments in securities (Cost $636,591,851)*	117.82%				653,533,097
Other assets and liabilities, net	(17.82)				(98,827,853)

Total net assets	100.00%				$554,705,244

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
##	All or a portion of this security has been segregated for when-issued securities.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $636,793,628 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$22,793,957
Gross unrealized depreciation	(6,054,488)

Net unrealized appreciation	$16,739,469

8

Wells Fargo Advantage Income Plus Fund (the “Fund”)

Notes to Portfolio of Investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$185,220,781	$0	$185,220,781
Asset-backed securities	0	9,619,384	0	9,619,384
Corporate bonds and notes	0	143,681,116	0	143,681,116
Municipal obligations	0	8,056,765	0	8,056,765
Non-agency mortgage backed securities	0	22,030,144	0	22,030,144
U.S. Treasury securities	179,919,151	0	0	179,919,151
Yankee corporate bonds and notes	0	40,262,048	0	40,262,048
Yankee government bonds	0	2,292,150	0	2,292,150
Short-term investments
Investment companies	62,140,310	111,250	0	62,251,560
U.S. Treasury securities	199,998	0	0	199,998

	$242,259,459	$411,273,638	$0	$653,533,097

As of May 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$2,372	$0	$0	$2,372

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of May 31, 2013, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at May 31, 2013	Unrealized gains (losses)
9-19-2013	95 Short	10-Year U.S. Treasury Notes	$12,275,781	$43,429
9-19-2013	20 Short	U.S. Treasury Bonds	2,800,625	4,962
9-30-2013	50 Long	5-Year U.S. Treasury Notes	6,120,703	(37,986)
9-30-2013	34 Long	2-Year U.S. Treasury Notes	7,484,781	(8,033)

Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 49.21%
FHLMC ±	2.58%	11-1-2042	$5,300,332	$5,515,146
FHLMC ±	2.73	6-1-2042	3,022,211	3,157,274
FHLMC ±	2.88	7-1-2042	4,970,175	5,208,874
FHLMC ±	3.03	9-1-2042	1,539,521	1,603,184
FHLMC ±	3.07	10-1-2042	1,530,237	1,591,589
FHLMC ±	3.11	7-1-2042	3,112,684	3,237,969
FHLMC ±	3.56	8-1-2041	1,736,839	1,831,518
FHLMC ±	3.62	10-1-2041	7,458,667	7,805,166
FHLMC	5.50	12-15-2039	17,497,357	19,853,271
FHLMC	5.50	7-1-2041	2,200,626	2,538,428
FHLMC ±	5.86	7-1-2038	10,948,409	11,821,973
FHLMC	6.00	2-1-2035	2,937,063	3,189,448
FHLMC	6.00	5-15-2039	6,660,380	7,359,094
FHLMC ±	6.06	6-1-2037	2,158,893	2,340,649
FHLMC	6.50	11-1-2037	1,315,045	1,480,188
FHLMC	6.50	12-1-2038	2,633,347	2,906,026
FHLMC	7.00	5-1-2035	3,484,345	4,089,332
FHLMC	7.00	3-25-2044	2,424,977	2,726,741
FHLMC Series 3035 Class PA	5.50	9-15-2035	2,883,024	3,194,324
FHLMC Series 3704 Class CT	7.00	12-15-2036	3,428,881	4,107,649
FHLMC Series 3980 Class EP	5.00	1-15-2042	3,475,446	3,926,253
FHLMC Series T-11 Class A8	6.50	1-25-2028	2,226,783	2,513,396
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	487,093	569,411
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	202,617	235,744
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	75,265	87,915
FHLMC Structured Pass-Through Securities Series T-41 Class 3A ±	6.62	7-25-2032	150,500	181,061
FHLMC Structured Pass-Through Securities Series T-51 Class 2A ±	7.50	8-25-2042	2,180,345	2,669,599
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	704,679	796,647
FNMA ±	2.24	1-1-2043	4,325,742	4,469,900
FNMA ±	2.48	11-1-2042	4,399,373	4,565,160
FNMA ±	2.50	2-1-2043	4,597,406	4,699,215
FNMA ±	2.56	1-1-2043	1,977,033	2,025,583
FNMA ±	2.80	12-1-2042	1,541,274	1,592,643
FNMA ±	2.83	11-1-2042	1,546,008	1,600,137
FNMA ±	2.93	3-1-2042	895,891	938,796
FNMA ±	2.94	4-1-2042	2,590,329	2,715,127
FNMA ±	2.94	10-1-2042	1,972,923	2,051,382
FNMA ±	2.96	12-1-2041	3,213,488	3,368,784
FNMA ±	3.05	10-1-2041	1,510,976	1,585,235
FNMA ±	3.09	6-1-2042	483,463	503,306
FNMA ±	3.14	6-1-2042	3,144,049	3,274,620
FNMA ±	3.23	3-1-2042	9,517,860	9,979,756
FNMA ±	3.31	11-1-2041	7,436,591	7,813,755
FNMA ±	3.35	7-1-2041	3,890,848	4,092,567
FNMA ±	3.54	7-1-2041	4,973,103	5,254,786
FNMA ±	3.66	7-1-2041	2,520,107	2,665,001
FNMA	5.00	10-1-2035	4,617,000	5,195,335
FNMA	5.00	2-1-2038	2,315,587	2,605,654
FNMA	5.00	3-1-2039	3,487,883	3,924,800
FNMA	5.00	2-1-2040	53,305,665	59,983,111
FNMA	5.00	2-1-2040	6,506,419	7,321,460
FNMA	5.00	3-1-2042	7,770,159	8,697,368
FNMA	5.50	11-1-2033	16,305,656	18,555,376
FNMA	5.50	2-1-2038	6,983,418	7,814,248
FNMA	5.50	4-1-2038	5,352,276	5,989,046
FNMA	5.50	5-25-2040	24,196,399	27,523,719
FNMA	5.50	8-1-2040	44,138,698	49,389,957
FNMA	5.50	8-1-2040	1,960,301	2,202,440
FNMA	5.50	4-1-2041	1,411,632	1,585,999
FNMA	5.50	4-1-2041	903,491	1,005,786
FNMA	5.50	8-1-2041	4,872,394	5,567,840
FNMA	5.50	12-1-2041	72,144,922	80,615,404
FNMA	6.00	3-25-2035	1,821,000	1,986,503

1

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	4-1-2035	$2,205,801	$2,444,128
FNMA	6.00	7-1-2036	10,215,927	11,675,023
FNMA	6.00	8-1-2037	28,143,246	31,482,881
FNMA	6.00	10-1-2038	10,659,552	11,924,474
FNMA	6.00	7-1-2039	21,447,094	23,992,126
FNMA	6.00	10-1-2039	21,069,000	23,495,173
FNMA	6.00	6-1-2041	11,116,014	12,907,728
FNMA	6.50	8-1-2037	14,551,363	16,481,032
FNMA	6.50	6-1-2038	7,455,864	8,743,479
FNMA	6.50	8-1-2039	9,994,897	11,292,219
FNMA	6.50	2-1-2041	3,376,138	3,814,355
FNMA	7.00	4-1-2035	2,541,248	3,001,674
FNMA	7.50	7-1-2029	510,330	612,422
FNMA	7.50	7-1-2032	342,235	396,877
FNMA Grantor Trust Series 2000-T6 Class A1	7.50	6-25-2030	777,472	956,822
FNMA Grantor Trust Series 2001-T1 Class A1	7.50	10-25-2040	3,756,039	4,625,848
FNMA Grantor Trust Series 2001-T16 Class A2	7.00	7-25-2042	322,559	376,269
FNMA Grantor Trust Series 2001-T3 Class A1	7.50	11-25-2040	832,519	1,023,867
FNMA Series 1999-T2 Class A1 ±	7.50	1-19-2039	509,534	573,549
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	948,079	1,166,764
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	111,540	130,896
FNMA Series 2001-W03 Class A ±	7.00	9-25-2041	871,386	1,015,519
FNMA Series 2002-14 Class A2	7.00	1-25-2042	797,806	905,015
FNMA Series 2002-14 Class A2	7.50	1-25-2042	1,707,691	1,989,735
FNMA Series 2002-26 Cass A2	7.50	1-25-2048	1,941,771	2,204,972
FNMA Series 2002-26 Class A1	7.00	1-25-2048	1,067,107	1,207,466
FNMA Series 2002-33 Class A2	7.50	6-25-2032	259,742	316,718
FNMA Series 2002-80 Class A1	6.50	11-25-2042	1,691,319	1,888,693
FNMA Series 2002-90 Class A1	6.50	6-25-2042	31,170	36,421
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	4,162,558	5,101,032
FNMA Series 2002-W1 Class 2A ±	6.81	2-25-2042	664,611	760,927
FNMA Series 2002-W6 Class 2A1 ±	6.55	6-25-2042	14,104	16,275
FNMA Series 2003-W1 Class 2A ±	6.85	12-25-2042	343,592	403,242
FNMA Series 2003-W12 Class 1A8	4.55	6-25-2043	4,864,648	5,203,519
FNMA Series 2003-W2 Class 1A1	6.50	7-25-2042	21,039	24,823
FNMA Series 2003-W4 Class 4A ±	7.17	10-25-2042	951,984	1,109,366
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	186,725	221,254
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	1,626,679	2,004,335
FNMA Series 2004-W9 Class 1A3	6.05	2-25-2044	5,329,195	6,113,552
FNMA Series 2004-W9 Class 2A3	7.50	2-25-2044	938,390	1,155,948
FNMA Series 2005-W3 Class 1A	7.50	3-25-2045	302,306	372,233
FNMA Series 2006-114 Class PD	6.00	12-25-2036	5,408,139	6,040,756
FNMA Series 2009-14 Class A	7.00	6-25-2035	2,366,418	2,757,916
FNMA Series 2010-111 Class WA ±	6.05	10-25-2040	1,250,790	1,448,350
FNMA Series 2010-71 Class HJ	5.50	7-25-2040	1,494,215	1,701,910
FNMA Series 2011-M2 Class A1	2.02	7-25-2021	4,295,267	4,405,539
FNMA Series 2012-28 Class PT	4.00	3-25-2042	14,204,304	14,860,414
FNMA Whole Loan Series 2002-W8 Class A3	7.50	6-25-2042	143,329	162,526
FNMA Whole Loan Series 2004-W11 Class 1A2	6.50	5-25-2044	5,808,887	6,641,795
FNMA Whole Loan Series 2004-W14 Class 2A	7.50	7-25-2044	173,587	198,202
FNMA Whole Loan Series 2005-W1 Class 1A4	7.50	10-25-2044	488,831	599,887
GNMA	5.00	8-15-2039	2,253,465	2,521,642
GNMA	5.00	8-15-2039	710,369	781,389
GNMA	5.00	10-15-2039	2,147,397	2,362,086
GNMA	5.00	11-15-2039	3,602,294	3,962,439
GNMA	5.00	1-15-2040	2,684,007	2,952,345
GNMA	5.00	5-15-2040	3,768,085	4,144,805
GNMA	5.50	3-15-2033	2,004,998	2,321,991
GNMA	6.00	9-15-2035	13,520,836	15,228,285
GNMA Series 2002-47 Class PY	6.00	7-20-2032	3,548,177	4,045,873
GNMA Series 2009-42 Class CT	6.00	8-16-2035	1,808,018	2,105,614
Total Agency Securities (Cost $745,956,315)				742,110,083

2

Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 9.48%
American Express Credit Account Master Trust Series 2012-4 Class A ±	0.44%	5-15-2020	$17,302,000	$17,294,387
American Express Issuance Trust II Series 2013-1 Class A ±	0.48	2-15-2019	8,456,000	8,456,000
Chase Issuance Trust Series 2013-A3 Class A3 ±	0.48	4-15-2020	8,374,000	8,374,000
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	8,529,343	8,798,640
Discover Card Master Trust I Series 2013-A1 Class A1 ±	0.50	8-17-2020	2,815,000	2,822,429
Greenwich Capital Commercial Funding Corporation Series 2005-GGS Class A4 ±	5.24	4-10-2037	8,210,000	8,204,023
Hertz Vehicle Financing LLC 2013-1A Class A1 144A	1.12	8-25-2017	11,592,000	11,568,063
MMCA Automobile Trust Series 2009-A Class A4 144A	6.25	11-16-2015	154,943	155,286
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.36	10-26-2026	6,480,519	6,463,339
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.28	11-27-2018	1,439,188	1,434,063
Santander Drive Auto Receivables Trust Series 2012-5 Class A2	0.57	12-15-2015	5,652,032	5,654,123
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	1,850,000	1,853,652
SLM Student Loan Trust Series 2002-6 Class A4 ±	0.47	3-15-2019	1,775,439	1,775,618
SLM Student Loan Trust Series 2004-8A Class A5 ±144A	0.78	4-25-2024	7,526,000	7,546,244
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.48	7-27-2026	2,166,825	2,213,932
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.68	5-15-2028	4,713,312	4,728,027
SLM Student Loan Trust Series 2008-4 Class A3 ±	1.53	10-25-2017	3,358,000	3,433,914
SLM Student Loan Trust Series 2010-1 Class A ±	0.59	3-25-2025	6,275,585	6,293,313
SLM Student Loan Trust Series 2011-B Class A4 ±144A	1.05	12-16-2024	3,796,271	3,818,175
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.60	12-15-2023	3,712,836	3,750,043
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.30	8-15-2023	6,447,041	6,506,953
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.95	10-16-2023	4,536,687	4,557,374
SLM Student Loan Trust Series 2012-E Class A2 ±144A	1.95	6-15-2045	3,636,000	3,747,731
SLM Student Loan Trust Series 2013-1 Class A2 ±	0.44	9-25-2019	2,171,000	2,169,665
SLM Student Loan Trust Series 2013-B Class A1 ±144A	0.85	7-15-2022	6,173,000	6,180,519
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	5,257,000	5,175,632
Total Asset-Backed Securities (Cost $143,361,548)				142,975,145

Non-Agency Mortgage Backed Securities : 3.85%
Bank of America Commercial Mortgage Trust Series 2004-6 Class A3	4.51	12-10-2042	116,679	117,148
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A1 144A	1.87	4-15-2044	3,838,960	3,891,070
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A1	1.56	12-15-2047	2,692,875	2,720,539
Citigroup Commercial Mortgage Trust Series 2005-C3 Class A4	4.86	5-15-2043	2,819,000	2,976,783
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A4 ±	5.01	2-15-2038	3,528,698	3,701,618
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C6 Class A4 ±	5.23	12-15-2040	4,319,705	4,665,878
DBUBS Mortgage Trust Series 2011 Class C2 144A	3.53	7-10-2044	1,265,581	1,361,612
DBUBS Mortgage Trust Series 2011-LC3A Class A1	2.24	8-10-2044	2,704,985	2,745,000
GS Mortgage Securities Corporation II Series 2010-C2 Class A1 144A	3.85	12-10-2043	7,732,402	8,277,482
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	2,030,178	2,145,330
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A1 144A	1.87	2-15-2046	1,582,803	1,597,154
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C6 Class A6 ±	5.02	8-15-2029	4,578,000	4,737,539
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C7 Class A3 ±	5.45	11-15-2030	3,106,000	3,207,594
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	7-12-2038	1,968,000	2,043,329
Morgan Stanley Capital I Trust Series 2011-C2 Class A1 144A	1.48	6-15-2044	5,124,439	5,165,977
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	8,786,000	8,736,333
Total Non-Agency Mortgage Backed Securities (Cost $58,915,149)				58,090,386

U.S. Treasury Securities : 33.32%
U.S. Treasury Note	0.13	12-31-2014	2,722,000	2,717,533
U.S. Treasury Note	0.13	4-30-2015	17,531,000	17,474,848
U.S. Treasury Note	0.25	2-28-2014	98,744,000	98,832,672
U.S. Treasury Note	0.25	3-31-2015	25,406,000	25,389,130

3

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note%%	0.25%	5-31-2015	$56,314,000	$56,256,785
U.S. Treasury Note	0.25	5-15-2016	12,893,000	12,799,319
U.S. Treasury Note	0.38	1-15-2016	21,667,000	21,638,226
U.S. Treasury Note%%	0.38	3-15-2016	84,453,000	84,241,868
U.S. Treasury Note	0.50	11-15-2013	64,924,000	65,040,668
U.S. Treasury Note ##	1.75	3-31-2014	116,558,000	118,101,461
Total U.S. Treasury Securities (Cost $503,722,938)				502,492,510

Yankee Corporate Bonds and Notes : 1.69%
Financials : 1.69%
Commercial Banks : 0.63%
Commonwealth Bank Australia 144A	0.75	1-15-2016	9,600,000	9,577,978

Diversified Financial Services : 1.06%
UBS AG (London) 144A	0.75	3-24-2016	16,070,000	15,977,308

Total Yankee Corporate Bonds and Notes (Cost $25,618,145)				25,555,286

	Yield	Shares
Short-Term Investments : 1.70%
Investment Companies : 1.70%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##	0.01	25,665,932	25,665,932

Total Short-Term Investments (Cost $25,665,932)			25,665,932

Total investments in securities (Cost $1,503,240,027)*	99.25%		1,496,889,342
Other assets and liabilities, net	0.75		11,258,990

Total net assets	100.00%		$1,508,148,332

±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security has been segregated for when-issued securities.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
%%	Security issued on a when-issued basis.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,503,977,484 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,369,599
Gross unrealized depreciation	(11,457,741)

Net unrealized depreciation	$(7,088,142)

4

Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of Investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$742,110,083	$0	$742,110,083
Asset-backed securities	0	142,975,145	0	142,975,145
Non-agency mortgage backed securities	0	58,090,386	0	58,090,386
U.S. Treasury securities	502,492,510	0	0	502,492,510
Yankee corporate bonds and notes	0	25,555,286	0	25,555,286
Short-term investments
Investment companies	25,665,932	0	0	25,665,932

	$528,158,442	$968,730,900	$0	$1,496,889,342

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 13.37%
FHLMC ±	2.38%	4-1-2032	$75,896	$80,981
FHLMC ±	2.53	7-1-2029	6,125	6,503
FHLMC	3.00	2-15-2024	2,243,352	2,294,536
FHLMC ±	3.03	9-1-2031	7,664	7,809
FHLMC ±	3.60	5-1-2026	173,976	184,966
FHLMC	4.50	7-15-2022	826,157	849,927
FHLMC	5.00	10-15-2032	1,269,201	1,324,336
FHLMC	6.00	10-1-2021	821,081	899,370
FHLMC	7.00	11-17-2013	372	372
FHLMC	8.50	9-1-2017	149,574	160,861
FHLMC	9.00	8-1-2018	124,084	136,077
FHLMC	9.00	6-1-2019	157,032	172,249
FHLMC	9.00	10-1-2019	303,566	342,382
FHLMC	9.50	12-1-2022	240,764	269,462
FHLMC	10.50	1-1-2016	2,548	2,746
FHLMC	10.50	11-1-2017	1,129	1,268
FHLMC	10.50	8-1-2018	97,827	110,632
FHLMC	10.50	2-1-2019	1,397	1,607
FHLMC	10.50	4-1-2019	560	648
FHLMC	10.50	5-1-2019	628	726
FHLMC	10.50	6-1-2019	5,921	6,750
FHLMC	10.50	7-1-2019	1,277	1,483
FHLMC Series 2301 Class MO	6.00	10-15-2013	99,508	100,035
FHLMC Series 2958 Class QD	4.50	4-15-2020	3,143,071	3,339,456
FHLMC Series T-57 Class 2A1 ±	3.32	7-25-2043	30,998	32,071
FHLMC Series T-59 Class 2A1 ±	2.92	10-25-2043	1,253,948	1,271,720
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	2-25-2042	600,773	725,885
FNMA 144A	2.18	5-25-2050	2,893,118	2,940,432
FNMA ±	2.37	11-1-2031	81,041	85,994
FNMA	3.00	4-1-2022	3,861,026	4,053,401
FNMA	3.25	4-1-2015	4,471,377	4,667,001
FNMA	3.34	4-1-2016	987,580	1,043,645
FNMA	3.69	6-1-2017	3,422,386	3,721,737
FNMA	4.00	5-25-2019	801,025	844,802
FNMA	4.00	12-15-2024	1,224,980	1,293,649
FNMA	4.00	6-25-2026	2,081,665	2,192,826
FNMA	4.00	8-25-2037	2,667,386	2,802,822
FNMA	4.44	9-1-2015	1,744,651	1,886,235
FNMA	4.88	1-1-2014	3,356,903	3,409,793
FNMA	5.00	1-15-2022	3,420,717	3,705,977
FNMA	5.00	3-25-2034	1,608,979	1,649,706
FNMA	5.09	2-1-2016	889,998	960,276
FNMA	5.16	1-1-2018	3,015,666	3,300,346
FNMA	5.29	8-1-2015	2,728,985	2,948,631
FNMA	5.50	8-25-2034	1,295,000	1,366,418
FNMA	6.00	4-1-2021	1,812,565	1,943,341
FNMA	6.00	3-1-2033	1,215,365	1,353,510
FNMA	6.50	8-1-2031	664,042	754,799
FNMA	8.00	4-1-2017	210,544	227,102
FNMA	8.00	9-1-2019	145,452	157,140
FNMA	8.00	9-1-2023	15,103	16,516
FNMA	8.33	7-15-2020	50,539	58,069
FNMA	8.50	7-1-2018	93,520	101,292
FNMA	8.50	2-1-2023	102,384	111,057
FNMA	9.00	2-15-2020	1,872	2,200
FNMA	9.00	11-1-2024	164,406	190,978
FNMA	11.00	10-15-2020	98,720	104,470
FNMA	12.00	3-1-2017	10,936	11,191
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11-25-2031	85,712	100,332
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	942,247	1,188,760
FNMA Series 1989-29 Class Z	10.00	6-25-2019	160,722	181,655
FNMA Series 1989-63 Class Z	9.40	10-25-2019	95,268	105,377
FNMA Series 2004-90 Class XY	4.00	9-25-2034	1,842,453	1,903,203
FNMA Series 2006-9 Class BM	6.00	10-25-2033	3,081,657	3,158,360
FNMA Series G95-2 Class ±(c)	10.00	5-25-2020	213,127	25,547

1

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Whole Loan Series 2003-W06 Class PT4 ±	9.12%	10-25-2042	$133,990	$161,548
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.11	6-25-2033	31,291	31,144
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.06	8-25-2042	1,566,861	1,649,746
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	7-25-2034	1,768,073	1,806,454
GNMA	1.83	3-16-2039	5,338,161	5,396,470
GNMA	4.00	8-16-2023	1,375,878	1,464,450
GNMA	4.50	4-20-2035	1,140,449	1,229,051
GNMA	8.00	12-15-2023	55,279	65,477
GNMA	9.00	11-15-2017	76,906	81,965
GNMA	9.00	11-15-2024	39,511	43,123
GNMA	10.00	2-20-2018	10,498	11,786
GNMA	12.50	4-15-2019	138,895	145,466
SBA (c)(a)(i)	6.99	10-6-2015	15,884	383
Total Agency Securities (Cost $78,094,738)				78,980,511

Asset-Backed Securities : 8.33%
Ally Auto Receivables Trust Series 2012-2 Class A2	0.56	10-15-2014	870,999	871,317
Ally Auto Receivables Trust Series 2012-3 Class A2	0.70	1-15-2015	1,892,489	1,894,554
ASG Resecuritization Trust Series 2009-4 Class A60 144A	6.00	6-28-2037	1,050,766	1,088,114
Citigroup Commercial Mortgage Trust Series 2004-C1 Class A4 ±	5.44	4-15-2040	3,300,000	3,387,770
CNH Equipment Trust Series 2013-A Class A2	0.44	7-15-2016	4,365,000	4,365,288
DBRR Trust Series 2012-EZ1 Class A 144A	0.95	9-25-2045	1,630,747	1,634,783
Ford Credit Auto Lease Trust Series 2012-A Class A2	0.63	4-15-2014	1,207,862	1,208,557
Ford Credit Auto Owner Trust Series 201- D Class A2	0.40	9-15-2015	1,982,468	1,982,692
Ford Credit Auto Owner Trust Series 2012-B Class A2	0.57	1-15-2015	965,342	965,805
Ford Credit Auto Owner Trust Series 2013-A Class A2	0.38	11-15-2015	2,000,000	1,999,354
GE Equipment Transportation LLC Series 2013-1 Class A2	0.50	11-24-2015	1,695,000	1,694,820
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.70	2-25-2034	1,825,010	1,734,139
Honda Auto Receivables Owner Trust Series 2012-1 Class A2	0.57	8-15-2014	1,373,112	1,373,594
Honda Auto Receivables Owner Trust Series 2012-2 Class A2	0.56	11-17-2014	1,486,450	1,487,669
Hyundai Auto Lease Securitization Trust Series 2012-A Class A2 144A	0.68	1-15-2015	1,705,428	1,706,791
Hyundai Auto Lease Securitization Trust Series 2013-A Class A2 144A	0.51	9-15-2015	3,120,000	3,120,122
Hyundai Auto Receivables Trust Hart Series 2012-B Class A2	0.54	1-15-2015	352,925	353,174
Hyundai Auto Receivables Trust Hart Series 2013-A Class A2	0.40	12-15-2015	2,205,000	2,205,406
John Deere Owner Trust Series 2012-A Class A2	0.59	6-16-2014	664,473	664,624
Mercedes-Benz Auto Lease Trust Series 2013-A Class A2	0.49	6-15-2015	4,225,000	4,223,952
Mercedes-Benz Auto Receivables Trust Series 2012-1 Class A2	0.37	3-16-2015	914,031	914,316
Newcastle Investment Trust Series 2011-MH1 Class A 144A	2.45	12-10-2033	919,969	938,920
Nissan Auto Lease Trust Series 2013-A Class A2A	0.45	9-15-2015	3,550,000	3,547,788
Porsche Innovative Lease Owner Pilot Trust Series 2012-1 Class A2 144A	0.44	2-23-2015	3,086,761	3,087,724
Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.66	3-25-2032	11,982	11,889
Volvo Financial Equipment LLC Series 2013-1A Class A2 144A	0.53	11-16-2015	2,750,000	2,750,470
Total Asset-Backed Securities (Cost $49,258,691)				49,213,632

Corporate Bonds and Notes : 45.82%
Consumer Discretionary : 5.05%
Automobiles : 0.79%
Daimler Finance LLC 144A	1.25	1-11-2016	1,490,000	1,490,413
Hyundai Motor Company 144A	4.50	4-15-2015	3,006,000	3,163,238
				4,653,651

Hotels, Restaurants & Leisure : 0.54%
Yum Brands Incorporation	4.25	9-15-2015	3,000,000	3,201,861

Leisure Equipment & Products : 0.48%
Hasbro Incorporated	6.13	5-15-2014	2,725,000	2,862,730

2

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media : 2.14%
Interpublic Group of Companies Incorporated	6.25%	11-15-2014	$2,860,000	$3,053,050
TCM Sub LLC 144A	3.55	1-15-2015	4,000,000	4,159,704
Time Warner Cable Incorporated	8.25	2-14-2014	3,000,000	3,153,492
Viacom Incorporated	6.25	4-30-2016	2,000,000	2,281,154
				12,647,400

Multiline Retail : 0.58%
Macys Retail Holding Incorporated	7.88	7-15-2015	3,000,000	3,420,624

Specialty Retail : 0.52%
Best Buy Company Incorporated	7.25	7-15-2013	3,035,000	3,050,175

Consumer Staples : 3.59%
Beverages : 0.51%
Miller Brewing Corporation 144A	5.50	8-15-2013	3,000,000	3,029,052

Food & Staples Retailing : 1.02%
Safeway Incorporated	5.63	8-15-2014	3,000,000	3,156,021
Tyson Foods Incorporated	6.60	4-1-2016	2,495,000	2,841,618
				5,997,639

Food Products : 0.51%
Cadbury Schweppes Company 144A	5.13	10-1-2013	3,000,000	3,043,170

Household Products : 0.57%
Newell Rubbermaid Incorporated	2.00	6-15-2015	3,290,000	3,346,285

Tobacco : 0.98%
Lorillard Tobacco Company	2.30	8-21-2017	3,000,000	3,012,198
Reynolds American Incorporated	1.05	10-30-2015	1,950,000	1,954,895
Reynolds American Incorporated	7.30	7-15-2015	730,000	822,638
				5,789,731

Energy : 3.97%
Oil, Gas & Consumable Fuels : 3.97%
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	3,000,000	3,209,394
Energy Transfer Partners LP	5.95	2-1-2015	5,205,000	5,605,041
Petrohawk Energy Corporation	7.88	6-1-2015	3,000,000	3,066,000
Pioneer Natural Resources Company	5.88	7-15-2016	2,940,000	3,305,689
Valero Energy Corporation	4.75	4-1-2014	2,820,000	2,913,350
Weatherford Bermuda Company	5.50	2-15-2016	2,000,000	2,176,670
Williams Partners LP	3.80	2-15-2015	3,000,000	3,144,177
				23,420,321

Financials : 12.83%
Capital Markets : 1.02%
Goldman Sachs Group Incorporated	3.63	2-7-2016	3,000,000	3,173,703
Janus Capital Group Incorporated	6.70	6-15-2017	2,500,000	2,863,983
				6,037,686

Commercial Banks : 1.21%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,000,000	3,139,737
Inter-American Development Bank ±	0.72	5-20-2014	4,000,000	4,018,156
				7,157,893

3

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance : 2.17%
Discover Financial Services Company	6.45%	6-12-2017	$3,000,000	$3,479,364
Ford Motor Credit Company LLC	3.88	1-15-2015	3,000,000	3,111,789
General Motors Financial Company 144A	2.75	5-15-2016	1,500,000	1,497,750
Harley-Davidson Funding Corporation 144A	5.75	12-15-2014	3,000,000	3,214,368
SLM Corporation	3.88	9-10-2015	1,500,000	1,530,000
				12,833,271

Diversified Financial Services : 5.54%
Bank of America Corporation	7.38	5-15-2014	3,000,000	3,183,873
Citigroup Incorporated	1.25	1-15-2016	2,500,000	2,496,855
Citigroup Incorporated	1.30	4-1-2016	1,000,000	998,366
ERAC USA Finance Company 144A	2.25	1-10-2014	3,000,000	3,027,762
HSBC Finance Corporation	5.25	4-15-2015	3,000,000	3,224,412
Morgan Stanley	4.75	4-1-2014	3,000,000	3,082,554
PNC Funding Corporation	5.25	11-15-2015	3,221,000	3,547,110
Raymond James Financial Incorporated	4.25	4-15-2016	2,000,000	2,116,628
Santander Holdings USA	4.63	4-19-2016	2,000,000	2,140,060
Toll Road Investment Part II 144A¤	0.00	2-15-2016	2,500,000	2,270,800
Twins Ballpark LLC ±144A	1.20	10-1-2034	3,500,000	3,500,000
Woodside Finance Limited 144A	4.50	11-10-2014	3,000,000	3,146,817
				32,735,237

Insurance : 0.59%
American International Group Incorporated	5.85	1-16-2018	3,000,000	3,456,777

REITs : 2.30%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,949,996
Digital Realty Trust LP	4.50	7-15-2015	3,000,000	3,167,388
Federal Realty Investment Trust	5.95	8-15-2014	1,000,000	1,059,921
Health Care Incorporated	3.63	3-15-2016	2,380,000	2,520,465
WEA Finance LLC 144A	7.50	6-2-2014	3,630,000	3,860,186
				13,557,956

Health Care : 3.61%
Biotechnology : 0.63%
Biogen Idec Incorporated	6.88	3-1-2018	3,045,000	3,697,772

Health Care Equipment & Supplies : 0.64%
Boston Scientific Corporation	4.50	1-15-2015	1,500,000	1,583,832
Boston Scientific Corporation	6.25	11-15-2015	2,000,000	2,225,930
				3,809,762

Health Care Providers & Services : 0.95%
Coventry Health Care Incorporated	6.30	8-15-2014	3,000,000	3,190,719
Express Scripts Holding Company	2.10	2-12-2015	2,375,000	2,424,823
				5,615,542

Life Sciences Tools & Services : 0.57%
Life Technologies Corporation	4.40	3-1-2015	3,170,000	3,338,704

Pharmaceuticals : 0.82%
Mylan Incorporated 144A	7.63	7-15-2017	3,000,000	3,305,289
Watson Pharmaceuticals Incorporated	5.00	8-15-2014	1,500,000	1,569,315
				4,874,604

4

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 5.28%
Aerospace & Defense : 0.53%
BAE Systems Holdings Incorporated 144A	4.95%	6-1-2014	$3,000,000	$3,116,496

Airlines : 0.53%
Delta Air Lines Incorporated	4.75	11-7-2021	2,892,876	3,153,235

Building Products : 0.87%
Owens Corning Incorporated	6.50	12-1-2016	4,575,000	5,150,297

Commercial Services & Supplies : 1.42%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,414,705
Brambles USA Incorporated 144A	3.95	4-1-2015	2,000,000	2,095,700
Equifax Incorporated	4.45	12-1-2014	2,000,000	2,097,030
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	1,740,000	1,803,338
				8,410,773

Electrical Equipment : 0.65%
Roper Industries Incorporated	6.63	8-15-2013	3,800,000	3,842,898

Machinery : 0.45%
SPX Corporation	7.63	12-15-2014	2,450,000	2,652,125

Road & Rail : 0.83%
JB Hunt Transportation Services Company	3.38	9-15-2015	3,700,000	3,870,522
Ryder System Incorporated	2.50	3-1-2018	1,000,000	1,012,400
				4,882,922

Information Technology : 4.20%
Communications Equipment : 0.83%
Agilent Technologies Incorporated	5.50	9-14-2015	1,300,000	1,429,256
Motorola Incorporated	6.00	11-15-2017	3,000,000	3,470,760
				4,900,016

Computers & Peripherals : 0.56%
Hewlett Packard Company	2.63	12-9-2014	3,225,000	3,300,265

IT Services : 0.46%
Western Union Company	2.38	12-10-2015	2,700,000	2,739,720

Office Electronics : 0.53%
Xerox Corporation	8.25	5-15-2014	2,940,000	3,140,008

Software : 1.82%
Autodesk Incorporated	1.95	12-15-2017	3,000,000	2,978,340
CA Incorporated	6.13	12-1-2014	3,000,000	3,215,343
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	1,978,168
Symantec Corporation	2.75	9-15-2015	1,000,000	1,034,165
Symantec Corporation	2.75	6-15-2017	1,500,000	1,538,567
				10,744,583

Materials : 0.68%
Metals & Mining : 0.68%
Arcelormittal Company	4.25	2-25-2015	1,000,000	1,027,500
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	2,991,426
				4,018,926

5

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 1.93%
Diversified Telecommunication Services : 1.75%
Crown Castle Towers LLC 144A	3.21%	8-15-2035	$2,650,000	$2,742,517
Qwest Corporation ±	3.53	6-15-2013	2,500,000	2,501,138
SBA Tower Trust 144A	4.25	4-15-2040	2,000,000	2,074,266
Verizon New England Incorporated	4.75	10-1-2013	3,000,000	3,041,442
				10,359,363

Wireless Telecommunication Services : 0.18%
Verizon Wireless Capital LLC	7.38	11-15-2013	1,000,000	1,029,617

Utilities : 4.68%
Electric Utilities : 4.51%
Ameren Corporation	8.88	5-15-2014	3,738,000	4,010,829
FPL Group Capital Incorporation	2.60	9-1-2015	3,000,000	3,096,255
Great Plains Energy Incorporated	2.75	8-15-2013	1,000,000	1,003,938
Interstate Power & Light Company	3.30	6-15-2015	3,750,000	3,920,846
Monongahela Power Company 144A	5.70	3-15-2017	3,000,000	3,330,384
Niagara Mohawk Power Corporation 144A	3.55	10-1-2014	3,667,000	3,803,735
PECO Energy Company	5.00	10-1-2014	2,000,000	2,112,040
PPL Capital Funding Incorporated	1.90	6-1-2018	2,000,000	1,996,394
Progress Energy Incorporated	5.63	1-15-2016	3,000,000	3,346,866
				26,621,287

Multi-Utilities : 0.17%
CMS Energy Corporation	2.75	5-15-2014	1,000,000	1,017,023

Total Corporate Bonds and Notes (Cost $267,602,788)				270,657,397

Municipal Obligations : 5.69%
Alabama : 0.27%
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11-1-2013	1,570,000	1,597,397

California : 1.76%
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	2,000,000	2,029,440
California Public Works Board Lease Series E (Health Revenue)	3.68	12-1-2015	2,960,000	3,052,056
Irvine Ranch CA Water District (Water & Sewer Revenue)	2.39	3-15-2014	2,365,000	2,367,909
San Bernardino County CA Financing Authority (Port Authority Revenue) ¤	0.00	8-1-2017	3,500,000	2,939,825
				10,389,230

Florida : 0.21%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±	2.63	8-1-2023	1,200,000	1,221,360

Georgia : 0.54%
Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Energy Revenue, GO of Authority Insured)	4.77	8-1-2015	3,000,000	3,213,450

Louisiana : 0.51%
Louisiana Gas & Fuels Tax Build America Bonds Series A-4 (Tax Revenue) ±	2.70	5-1-2043	3,000,000	3,004,320

Michigan : 0.33%
Michigan Strategic Fund Limited (Resource Recovery Revenue) ±	4.25	8-1-2031	1,885,000	1,928,374

6

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 0.51%
Atlantic City NJ Tax Appeal (Tax Revenue, AGM Insured)	2.13%	12-15-2013	$3,000,000	$3,005,220

Ohio : 0.50%
Columbus Franklin County OH Finance Authority R&D (IDR)	3.45	2-15-2015	2,885,000	2,969,473

Oregon : 0.72%
Portland OR Taxable Pension (GO) ±	0.08	6-1-2019	4,525,000	4,253,500

Wisconsin : 0.34%
Menomonee Falls WI (Tax Revenue)	4.25	11-1-2014	2,000,000	2,006,600

Total Municipal Obligations (Cost $33,396,795)				33,588,924

Non-Agency Mortgage Backed Securities : 9.03%
Bank of America Commercial Mortgage Incorporated Series 2004-1 Class A4	4.76	11-10-2039	1,983,646	2,010,786
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.75	10-20-2032	23,879	24,540
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-T14 Class A4 ±	5.20	1-12-2041	1,184,439	1,204,838
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	2,827,000	3,031,587
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	2,055,000	2,179,891
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T18 Class A4 ±	4.93	2-13-2042	2,563,994	2,721,831
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.15	10-12-2042	1,100,000	1,194,741
Citigroup Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.22	7-15-2044	2,500,000	2,715,825
CNH Equipment Trust Series 2011-C Class A2	0.90	4-15-2015	191,518	191,620
Commercial Mortgage Pass-Through Trust Series 2005-C6 Class A5A ±	5.12	6-10-2044	2,794,000	3,012,561
Commercial Mortgage Pass-Through Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	2,774,672	2,894,879
Commercial Mortgage Pass-Through Trust Series 2012-CR2 Class A1	0.82	8-15-2045	2,158,987	2,157,987
ContiMortgage Home Equity Trust Series 1996-2 (c)(i)	0.00	7-15-2027	1,154,947	3,084
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.95	6-19-2031	348,298	352,791
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.25	9-25-2034	103,995	87,237
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C1 Class AAB ±	5.40	2-15-2039	1,281,643	1,316,766
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	148,119	148,572
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.32	9-25-2033	734,388	733,109
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	2,378,227	2,352,827
GE Capital Commercial Mortgage Corporation Series 2004-C2 Class A4	4.89	3-10-2040	2,955,000	3,019,868
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (i)	8.02	2-25-2027	61,118	61,102
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±144A	8.00	9-19-2027	438,404	453,046
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 ±144A	0.59	4-25-2036	1,405,173	1,175,911
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C6 Class A6 ±	5.02	8-15-2029	400,000	413,940
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	2-15-2030	3,062,000	3,214,797
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	3,530,000	3,776,338
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	16,878	16,984
Merrill Lynch Mortgage Trust Series 2004-KEY 2 Class A4 ±	4.86	8-12-2039	1,190,000	1,242,183
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	3,247,537	3,482,172
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	2,555,000	2,742,854
Morgan Stanley Dean Witter Capital I Series 2005-IQ9 Class A5	4.70	7-15-2056	1,000,000	1,051,388
National Credit Union Administration Board Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	2,540,321	2,657,295

7

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.83%	2-25-2035	$1,366,352	$1,371,681
Salomon Brothers Mortgage Securities VI Series 1987-3 Class A ¤	0.00	10-23-2017	1,123	1,123
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO ¤(i)	0.00	6-25-2023	8,641	7,699
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.15	12-25-2034	34,139	32,364
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.84	8-25-2032	117,686	115,300
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.84	8-25-2032	119,622	114,616
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	39,039	35,622
Total Non-Agency Mortgage Backed Securities (Cost $53,889,412)				53,321,755

	Dividend yield		Shares
Preferred Stocks : 0.28%
Financials : 0.28%
Commercial Banks : 0.28%
Huntington Bancshares ±	3.75		80,000	1,647,504

Total Preferred Stocks (Cost $1,958,484)				1,647,504

	Interest rate		Principal
U.S. Treasury Securities : 1.62%
U.S. Treasury Note	0.25	7-15-2015	$2,580,000	2,575,565
U.S. Treasury Note	0.88	1-31-2018	6,370,000	6,343,622
U.S. Treasury Note	1.88	2-28-2014	665,000	673,598
Total U.S. Treasury Securities (Cost $9,612,468)				9,592,785

Yankee Corporate Bonds and Notes : 14.09%
Consumer Discretionary : 0.88%
Auto Components : 0.34%
Autoliv Incorporated	3.85	4-30-2014	2,000,000	2,023,360

Diversified Consumer Services : 0.54%
Anglo American Capital Company 144A	9.38	4-8-2014	3,000,000	3,199,656

Consumer Staples : 0.53%
Food Products : 0.53%
Tate & Lyle International Finance plc 144A	5.00	11-15-2014	3,000,000	3,147,027

Energy : 1.57%
Oil, Gas & Consumable Fuels : 1.57%
CNOOC Finance 2013 Limited	1.13	5-9-2016	1,500,000	1,498,103
Husky Energy Incorporated	5.90	6-15-2014	3,000,000	3,152,943
Petrobras International Finance Company	2.88	2-6-2015	3,000,000	3,040,416
Sinopec Capital 2013 144A	1.25	4-24-2016	1,560,000	1,553,662
				9,245,124

Financials : 9.62%
Capital Markets : 0.87%
Macquarie Group Limited 144A	7.30	8-1-2014	2,005,000	2,133,464
Nomura Holdings Incorporated	2.00	9-13-2016	3,000,000	3,003,843
				5,137,307

8

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks: 7.25%
ABN Amro Bank NV 144A	3.00%	1-31-2014	$2,630,000	$2,668,551
ANZ New Zealand International Limited 144A	1.13	3-24-2016	2,500,000	2,496,280
Bank of Montreal 144A«	1.30	10-31-2014	2,500,000	2,530,463
Bank of Nova Scotia 144A	1.65	10-29-2015	3,430,000	3,514,189
Canadian Imperial Bank 144A«	0.90	9-19-2014	4,100,000	4,125,326
Canadian Imperial Bank 144A«	2.75	1-27-2016	3,000,000	3,158,448
Commonwealth Bank of Australia ±	0.73	7-23-2014	4,000,000	4,010,848
Corporacion Andina De Fomento	3.75	1-15-2016	3,385,000	3,593,245
KFW Bankengruppe ±	0.27	11-28-2014	3,000,000	3,000,012
Nordea Eiendomskreditt 144A	1.88	4-7-2015	6,500,000	6,578,065
Swedbank Hypotek 144A	2.13	8-31-2016	3,000,000	3,105,477
Toronto Dominion Bank 144A«	0.88	9-12-2014	4,000,000	4,023,104
				42,804,008

Diversified Financial Services : 0.53%
WPP Finance	8.00	9-15-2014	2,885,000	3,133,947

Insurance : 0.97%
Endurance Specialty Holdings Limited	6.15	10-15-2015	2,500,000	2,756,095
Qbe Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	2,970,621
				5,726,716

Industrials : 0.25%
Machinery : 0.25%
Pentair Finance SA	1.35	12-1-2015	1,500,000	1,505,721

Materials : 0.44%
Construction Materials : 0.23%
Lafarge SA 144A	6.20	7-9-2015	1,255,000	1,355,400

Metals & Mining : 0.21%
Arcelormittal Company	5.38	6-1-2013	1,250,000	1,250,000

Telecommunication Services : 0.80%
Diversified Telecommunication Services : 0.45%
Telefonos de Mexico SA	5.50	1-27-2015	2,510,000	2,674,591

Wireless Telecommunication Services : 0.35%
Telefonica Moviles Chile SA 144A	2.88	11-9-2015	2,000,000	2,035,341

Total Yankee Corporate Bonds and Notes (Cost $82,151,182)				83,238,198

Short-Term Investments : 5.18%

	Yield		Shares
Investment Companies : 5.15%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10		17,265,030	17,265,030
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.16		13,155,895	13,155,895
				30,420,925

			Principal
U.S. Treasury Securities : 0.03%
U.S. Treasury Bill #(z)	0.04	6-20-2013	$200,000	199,998

Total Short-Term Investments (Cost $30,620,919)				30,620,923

9

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Total investments in securities (Cost $606,585,477)*	103.41%	610,861,629
Other assets and liabilities, net	(3.41)	(20,126,769)

Total net assets	100.00%	$590,734,860

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
¤	Security issued in zero coupon form with no periodic interest payments.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $606,685,406 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,533,402
Gross unrealized depreciation	(2,357,179)

Net unrealized appreciation	$4,176,223

10

Wells Fargo Advantage Short Term Bond Fund (the “Fund”)

Notes to Portfolio of Investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2013 the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$78,980,128	$383	$78,980,511
Asset-backed securities	0	49,213,632	0	49,213,632
Corporate bonds and notes	0	270,657,397	0	270,657,397
Municipal obligations	0	29,335,424	4,253,500	33,588,924
Non-agency mortgage backed securities	0	53,321,755	0	53,321,755
Equity securities
Preferred stocks	0	1,647,504	0	1,647,504
U.S Treasury securities	9,592,785	0	0	9,592,785
Yankee corporate bonds and notes	0	83,238,198	0	83,238,198
Short-term investments
Investment companies	17,265,030	13,155,895	0	30,420,925
U.S. Treasury securities	199,998	0	0	199,998

	$27,057,813	$579,549,933	$4,253,883	$610,861,629

As of May 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(44,957)	$0	$0	$(44,957)

+	Futures are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of May 31, 2013, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2013 the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at May 31, 2013	Unrealized gains (losses)
9-30-2013	400 Short	5-Year U.S. Treasury Notes	$48,965,625	$93,803
9-30-2013	746 Long	2-Year U.S. Treasury Notes	164,224,907	(138,760)

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 67.27%
Consumer Discretionary : 19.77%
Auto Components : 2.36%
American Axle & Manufacturing Holdings Incorporated 144A	9.25%	1-15-2017	$7,444,000	$8,058,130
Lear Corporation	7.88	3-15-2018	5,693,000	6,091,510
Tenneco Automotive Incorporated	7.75	8-15-2018	5,870,000	6,354,275
TRW Automotive Incorporated 144A	7.25	3-15-2017	7,400,000	8,500,750
TRW Automotive Incorporated 144A	8.88	12-1-2017	3,325,000	3,549,438
				32,554,103

Automobiles : 0.60%
Chrysler Group LLC	8.00	6-15-2019	7,415,000	8,212,113

Diversified Consumer Services : 0.73%
Service Corporation International	7.00	6-15-2017	8,800,000	10,054,000

Hotels, Restaurants & Leisure : 1.21%
Burger King Corporation	9.88	10-15-2018	3,075,000	3,474,750
MGM Resorts International	6.63	7-15-2015	6,000,000	6,510,000
MGM Resorts International	7.50	6-1-2016	925,000	1,039,469
Seminole Indian Tribe of Florida 144A	7.75	10-1-2017	5,340,000	5,700,450
				16,724,669

Household Durables : 3.13%
DR Horton Incorporated	3.63	2-15-2018	2,000,000	2,035,000
DR Horton Incorporated	4.75	5-15-2017	5,750,000	6,152,500
DR Horton Incorporated	6.13	1-15-2014	3,000,000	3,067,500
Jarden Corporation	7.50	5-1-2017	10,000,000	11,375,000
Lennar Corporation 144A	4.13	12-1-2018	7,000,000	7,070,000
Mohawk Industries Incorporated	6.38	1-15-2016	6,900,000	7,673,614
Pulte Group Incorporated	7.63	10-15-2017	4,880,000	5,666,900
				43,040,514

Leisure Equipment & Products : 0.46%
Easton Bell Sports Incorporated	9.75	12-1-2016	5,830,000	6,281,883

Media : 6.32%
Allbritton Communications Company	8.00	5-15-2018	7,655,000	8,267,400
Belo Corporation	8.00	11-15-2016	2,080,000	2,204,800
CC Holdings GS V LLC 144A	2.38	12-15-2017	6,000,000	6,028,998
Cequel Communications Holdings 144A	8.63	11-15-2017	4,483,000	4,783,361
Cinemark USA Incorporated	8.63	6-15-2019	6,500,000	7,293,000
CSC Holdings LLC	7.63	7-15-2018	7,750,000	9,106,250
DISH DBS Corporation	4.63	7-15-2017	12,500,000	12,500,000
Gannett Companies Incorporated	8.75	11-15-2014	5,000,000	5,525,000
Lamar Media Corporation Series C	9.75	4-1-2014	7,500,000	7,931,250
Sinclair Television Group 144A	9.25	11-1-2017	10,750,000	11,502,500
Sirius XM Radio Incorporated 144A	7.63	11-1-2018	4,217,000	4,638,700
Sirius XM Radio Incorporated 144A	8.75	4-1-2015	6,500,000	7,231,250
				87,012,509

Multiline Retail : 0.64%
Dollar General Corporation	4.13	7-15-2017	5,750,000	6,244,529
Macy’s Retail Holdings Incorporated	5.75	7-15-2014	2,500,000	2,633,895
				8,878,424

Specialty Retail : 3.43%
AutoNation Incorporated	6.75	4-15-2018	357,000	410,104

1

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Avis Budget Car Rental LLC ±	2.78%	5-15-2014	$7,900,000	$7,900,079
Avis Budget Finance Incorporated 144A«	4.88	11-15-2017	7,880,000	8,155,800
Best Buy Company Incorporated	7.25	7-15-2013	3,880,000	3,899,400
Limited Brands Incorporated	6.90	7-15-2017	11,725,000	13,454,438
Sally Beauty Holdings Incorporated	6.88	11-15-2019	12,030,000	13,338,263
				47,158,084

Textiles, Apparel & Luxury Goods : 0.89%
Hanesbrands Incorporated	8.00	12-15-2016	3,375,000	3,611,250
Jones Group Incorporated	5.13	11-15-2014	8,250,000	8,600,625
				12,211,875

Consumer Staples : 4.26%
Beverages : 1.98%
Constellation Brands Incorporated	7.25	9-1-2016	12,750,000	14,694,375
Cott Beverages Incorporated	8.38	11-15-2017	11,768,000	12,518,210
				27,212,585

Food Products : 1.70%
B&G Foods Incorporated	7.63	1-15-2018	8,325,000	8,959,781
Dean Foods Company	7.00	6-1-2016	5,000,000	5,643,750
TreeHouse Foods Incorporated	7.75	3-1-2018	8,205,000	8,840,888
				23,444,419

Household Products : 0.58%
Spectrum Brands	9.50	6-15-2018	7,250,000	8,020,313

Energy : 12.34%
Energy Equipment & Services : 1.96%
Exterran Holdings Incorporated	7.25	12-1-2018	3,300,000	3,531,000
Hercules Offshore Incorporated 144A	7.13	4-1-2017	9,455,000	10,164,125
SESI LLC	6.38	5-1-2019	9,370,000	10,119,600
Targa Resources Partners LP	7.88	10-15-2018	2,950,000	3,193,375
				27,008,100

Oil, Gas & Consumable Fuels : 10.38%
Arch Coal Incorporated «	8.75	8-1-2016	6,235,000	6,429,844
Berry Petroleum Companies Class A	10.25	6-1-2014	5,194,000	5,583,550
Bill Barrett Corporation	9.88	7-15-2016	6,000,000	6,330,000
Chesapeake Energy Corporation	3.25	3-15-2016	965,000	957,763
Chesapeake Energy Corporation	9.50	2-15-2015	7,700,000	8,585,500
CITGO Petroleum Corporation 144A	11.50	7-1-2017	9,500,000	10,735,000
Comstock Resources Incorporated	8.38	10-15-2017	9,250,000	9,828,125
Concho Resources Incorporated	8.63	10-1-2017	4,640,000	4,947,400
Consol Energy Incorporated	8.00	4-1-2017	5,000,000	5,350,000
Energy XXI Gulf Coast Incorporated	9.25	12-15-2017	12,295,000	13,647,450
HollyFrontier Corporation	9.88	6-15-2017	11,155,000	11,726,136
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	2,000,000	2,209,510
Kinder Morgan Incorporated	5.15	3-1-2015	7,000,000	7,394,037
Kodiak Oil & Gas Corporation	8.13	12-1-2019	8,335,000	9,376,875
Peabody Energy Corporation	7.38	11-1-2016	6,800,000	7,752,000
Petrohawk Energy Corporation	10.50	8-1-2014	5,500,000	5,827,250
Plains Exploration & Production Company	6.13	6-15-2019	5,375,000	5,899,063
Regency Energy Partners Company	6.88	12-1-2018	6,526,000	6,999,135
Regency Energy Partners Company	9.38	6-1-2016	3,730,000	3,904,862
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,160,000

2

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Tesoro Corporation	9.75%	6-1-2019	$1,000,000	$1,110,000
Whiting Petroleum Corporation	7.00	2-1-2014	4,000,000	4,120,000
				142,873,500

Financials : 8.90%
Commercial Banks : 1.92%
AmSouth Bancorporation	5.20	4-1-2015	5,370,000	5,699,573
CIT Group Incorporated	4.25	8-15-2017	9,700,000	9,991,000
CIT Group Incorporated 144A	4.75	2-15-2015	3,000,000	3,127,500
Zions Bancorporation	7.75	9-23-2014	7,000,000	7,558,250
				26,376,323

Consumer Finance : 6.09%
Ally Financial Incorporated	5.50	2-15-2017	9,500,000	10,171,128
Discover Financial Services Company	6.45	6-12-2017	7,900,000	9,162,325
Ford Motor Credit Company LLC	3.88	1-15-2015	2,000,000	2,074,526
Ford Motor Credit Company LLC	8.00	12-15-2016	8,000,000	9,606,152
Ford Motor Credit Company LLC	8.70	10-1-2014	3,500,000	3,829,347
General Motors Financial Company Incorporated 144A	2.75	5-15-2016	200,000	199,700
General Motors Financial Company Incorporated 144A	4.75	8-15-2017	10,890,000	11,488,950
General Motors Financial Company Incorporated 144A	3.25	5-15-2018	880,000	872,300
JBS USA Finance Incorporated	11.63	5-1-2014	6,000,000	6,450,000
Nielsen Finance LLC	11.63	2-1-2014	6,975,000	7,393,500
SLM Corporation	3.88	9-10-2015	8,000,000	8,160,000
SLM Corporation Series A	5.00	4-15-2015	5,000,000	5,200,000
Toll Brothers Finance Corporation	8.91	10-15-2017	7,450,000	9,200,750
				83,808,678

Diversified Financial Services : 0.81%
PHH Corporation	9.25	3-1-2016	9,640,000	11,206,500

REITs : 0.08%
Host Marriott LP Series Q	6.75	6-1-2016	1,100,000	1,113,616

Health Care : 4.37%
Health Care Equipment & Supplies : 0.59%
Fresenius US Finance II Incorporated 144A	9.00	7-15-2015	7,000,000	8,050,000

Health Care Providers & Services : 3.54%
Community Health Systems Incorporated	5.13	8-15-2018	4,000,000	4,170,000
DaVita HealthCare Partners Incorporated	6.38	11-1-2018	7,100,000	7,543,750
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	5,820,000	6,634,800
Hanger Incorporated	7.13	11-15-2018	2,190,000	2,373,413
Health Management Associates Incorporated	6.13	4-15-2016	11,341,000	12,418,395
HealthSouth Corporation	7.25	10-1-2018	8,000,000	8,630,000
Universal Health Services Incorporated	7.00	10-1-2018	6,500,000	7,003,750
				48,774,108

Pharmaceuticals : 0.24%
Mylan Incorporated 144A	7.63	7-15-2017	3,000,000	3,305,289

Industrials : 7.10%
Aerospace & Defense : 0.47%
TransDigm Group Incorporated	7.75	12-15-2018	5,920,000	6,460,200

3

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Building Products : 0.74%
Masco Corporation	6.13%	10-3-2016	$9,109,000	$10,197,471

Commercial Services & Supplies : 2.80%
Case Corporation	7.25	1-15-2016	5,500,000	6,091,250
Deluxe Corporation	5.13	10-1-2014	5,000,000	5,156,250
International Lease Finance Corporation	4.88	4-1-2015	5,000,000	5,212,500
International Lease Finance Corporation	5.65	6-1-2014	5,000,000	5,175,000
RR Donnelley & Sons Company	5.50	5-15-2015	6,250,000	6,687,500
Swift Services Holdings Incorporated	10.00	11-15-2018	6,475,000	7,397,688
West Corporation	8.63	10-1-2018	2,550,000	2,798,625
				38,518,813

Electrical Equipment : 0.36%
General Cable Corporation ±	2.66	4-1-2015	5,000,000	4,937,500

Machinery : 1.76%
Case New Holland Incorporated	7.75	9-1-2013	3,500,000	3,539,375
CNH Capital America LLC Company	3.88	11-1-2015	2,000,000	2,045,000
Manitowoc Company Incorporated	9.50	2-15-2018	1,625,000	1,775,313
Oshkosh Corporation	8.25	3-1-2017	1,050,000	1,128,750
SPX Corporation	6.88	9-1-2017	5,245,000	5,835,063
SPX Corporation	7.63	12-15-2014	5,470,000	5,921,275
Westinghouse Air Brake Technology Corporation	6.88	7-31-2013	4,000,000	4,030,000
				24,274,776

Trading Companies & Distributors : 0.97%
United Rentals Incorporated	5.75	7-15-2018	12,430,000	13,269,025

Information Technology : 2.11%
Electronic Equipment, Instruments & Components : 0.67%
Jabil Circuit Incorporated	7.75	7-15-2016	8,000,000	9,200,000

IT Services : 1.44%
Cardtronics Incorporated	8.25	9-1-2018	8,340,000	9,028,050
iGATE Corporation	9.00	5-1-2016	10,000,000	10,750,000
				19,778,050

Materials : 2.86%
Chemicals : 0.24%
Celanese US Holdings LLC	6.63	10-15-2018	2,999,000	3,238,920

Containers & Packaging : 1.30%
Greif Incorporated	6.75	2-1-2017	4,400,000	4,950,000
Owens Brockway Glass Container Incorporated	7.38	5-15-2016	10,050,000	11,507,250
Owens-Illinois Incorporated	7.80	5-15-2018	1,185,000	1,398,300
				17,855,550

Paper & Forest Products : 1.32%
Appleton Papers Incorporated 144A	10.50	6-15-2015	7,000,000	7,393,750
Boise Paper Holdings LLC	9.00	11-1-2017	9,000,000	9,585,000
Neenah Paper Incorporated	7.38	11-15-2014	1,255,000	1,257,510
				18,236,260

4

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 3.49%
Diversified Telecommunication Services : 2.13%
Centurylink Incorporated	6.00%	4-1-2017	$9,250,000	$10,198,125
Cincinnati Bell Incorporated	8.25	10-15-2017	9,635,000	10,140,838
Windstream Corporation	7.88	11-1-2017	7,750,000	8,912,500
				29,251,463

Wireless Telecommunication Services : 1.36%
CCO Holdings LLC	7.25	10-30-2017	8,500,000	9,073,750
MetroPCS Wireless Incorporated	7.88	9-1-2018	3,350,000	3,651,500
TW Telecommunications Holdings Incorporated	8.00	3-1-2018	5,641,000	6,064,075
				18,789,325

Utilities : 2.07%
Independent Power Producers & Energy Traders : 1.39%
AES Corporation	7.75	10-15-2015	3,146,000	3,492,060
AES Corporation	8.00	10-15-2017	5,000,000	5,862,500
NRG Energy Incorporated	7.63	5-15-2019	9,250,000	9,828,125
				19,182,685

Multi-Utilities : 0.68%
Calpine Construction Finance Company 144A	8.00	6-1-2016	9,000,000	9,360,000

Total Corporate Bonds and Notes (Cost $919,060,408)				925,871,643

Municipal Obligations : 0.73%
California : 0.60%
California Judgment Trust (Miscellaneous Revenue) ±	1.63	6-1-2015	3,175,000	3,154,267
Oakland CA Redevelopment Agency Refunding Bond Subordinated Housing Set Aside Series 2006A (Tax Revenue, Ambac Insured)	5.38	9-1-2016	5,000,000	5,109,650
				8,263,917

Michigan : 0.13%
Wayne County MI (Tax Revenue)	5.00	9-15-2013	1,711,000	1,713,498

Total Municipal Obligations (Cost $9,844,294)				9,977,415

Non-Agency Mortgage Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±	2.92	4-25-2024	73,614	61,584

Total Non-Agency Mortgage Backed Securities (Cost $74,194)				61,584

Term Loans : 22.82%
Allison Transmission Incorporated	3.20	8-7-2017	9,725,625	9,827,744
ARAMARK Corporation	3.70	7-26-2016	253,281	255,621
ARAMARK Corporation	3.75	7-26-2016	2,612,497	2,636,636
Berry Plastics Group Incorporated	3.50	2-8-2020	9,150,000	9,150,000
Biomet Incorporated	3.19	3-25-2015	1,050,383	1,054,847
Biomet Incorporated	3.97	7-25-2017	7,960,000	8,003,780
Burger King Corporation	3.75	9-27-2019	7,665,739	7,725,915
BWAY Corporation	4.50	8-6-2017	10,074,750	10,181,845
CDW LLC <	0.00	4-29-2020	12,000,000	11,955,000
Chrysler Group LLC	6.00	5-24-2017	7,889,698	7,978,457
Cinemark USA Incorporated	3.20	12-18-2019	997,500	1,000,493
Community Health Systems Incorporated	3.77	1-25-2017	6,000,000	6,044,340
DaVita Incorporated	4.50	10-20-2016	4,887,500	4,929,044
DigitalGlobe Incorporated	3.75	1-31-2020	500,000	502,750

5

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Term Loans (continued)
Generac Power Systems Incorporated <	0.00%	5-30-2020	$11,585,000	$11,580,134
HCA Incorporated	2.69	2-2-2016	6,826,832	6,831,132
HCA Incorporated	3.03	3-31-2017	5,000,000	5,016,400
Iasis Healthcare LLC	4.50	5-3-2018	7,870,199	7,892,314
Ineos US Finance LLC<	4.25	5-4-2018	9,310,000	9,303,669
Intelsat Jackson Holdings Limited	4.25	4-2-2018	9,907,731	9,966,583
Interactive Data Corporation	3.75	2-11-2018	500,000	501,245
KAR Auction Services Incorporated	3.75	5-19-2017	7,310,682	7,408,134
Lifepoint Hospitals Incorporated	2.70	7-24-2017	6,982,500	7,026,141
Manitowoc Company Incorporated	4.25	11-13-2017	942,950	950,965
Michaels Stores Incorporated	3.75	1-28-2020	11,000,000	11,046,640
NBTY Incorporated	3.50	10-1-2017	8,172,889	8,227,403
Neiman Marcus Group Incorporated	4.00	5-16-2018	10,000,000	9,989,600
Novelis Incorporated	3.75	3-10-2017	8,398,228	8,513,703
Omnova Solutions Incorporated	4.25	5-31-2018	2,315,625	2,338,781
Phillips Van Heusen Corporation	3.25	2-13-2020	7,500,000	7,531,875
Pinnacle Foods Finance LLC	3.25	4-29-2020	3,000,000	3,000,000
Progressive Waste Solutions Limited	3.50	10-24-2019	8,478,750	8,549,378
Rexnord LLC <	0.00	4-1-2018	2,900,000	2,931,900
Reynolds Group Holdings Incorporated	4.75	9-28-2018	7,414,496	7,473,960
SBA Senior Finance II LLC	3.75	9-20-2019	2,980,220	3,000,098
Scientific Games International Incorporated	3.45	6-30-2015	8,420,579	8,436,410
Select Medical Corporation	3.54	2-19-2016	997,500	1,003,734
Select Medical Corporation	5.50	6-1-2018	2,796,684	2,812,988
Select Medical Corporation	5.50	6-1-2018	2,093,243	2,105,447
Sensata Technologies Finance Company	3.75	5-12-2018	1,730,682	1,744,631
Serta Simmons Holdings LLC	5.00	10-1-2019	1,995,000	2,005,593
SunGard Data Systems Incorporated	4.00	3-8-2020	6,100,435	6,176,690
Swift Transportation Company LLC	2.95	12-21-2016	1,378,133	1,390,192
Swift Transportation Company LLC	4.00	12-21-2017	4,422,287	4,474,248
Terex Corporation	4.50	4-28-2017	5,056,029	5,125,550
The Hertz Corporation	3.00	3-11-2018	9,151,028	9,165,303
The Hertz Corporation	3.75	3-11-2018	2,244,375	2,256,001
Transdigm Group Incorporated	3.50	2-14-2017	498,750	505,089
Transdigm Group Incorporated	3.75	2-28-2020	6,830,476	6,900,488
UCI International Incorporated	5.50	7-26-2017	3,562,702	3,572,714
Universal Health Services Incorporated	2.45	11-15-2016	4,642,852	4,669,502
Vanguard Health Holding Company LLC	3.75	1-29-2016	6,861,477	6,924,946
Virgin Media Investment Holdings Limited <	0.00	2-17-2020	13,950,000	13,923,077
Wendy’s International Incorporated	3.25	5-15-2019	2,051,667	2,063,915
West Corporation	3.75	6-30-2018	8,464,884	8,526,593
Total Term Loans (Cost $313,791,796)				314,109,638

Yankee Corporate Bonds and Notes : 3.73%
Industrials : 1.51%
Building Products : 0.77%
ArcelorMittal	4.25	8-5-2015	10,250,000	10,583,125

Professional Services : 0.74%
FMG Resources Limited 144A	7.00	11-1-2015	9,860,000	10,155,800

Information Technology : 1.43%
Computers & Peripherals : 0.58%
Seagate Technology HDD Holdings	6.80	10-1-2016	7,000,000	8,006,250

Electronic Equipment, Instruments & Components : 0.77%
Sensata Technologies BV 144A	6.50	5-15-2019	9,779,000	10,561,314

Semiconductors & Semiconductor Equipment : 0.08%
Magnachip Semiconductor Limited	10.50	4-15-2018	1,000,000	1,107,500

6

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Materials : 0.79%
Paper & Forest Products : 0.79%
Smurfit Kappa Acquisitions 144A		4.88%	9-15-2018	$8,000,000	$8,280,000
UPM Kymmene Corporation 144A		5.63	12-1-2014	2,500,000	2,600,000
					10,880,000

Total Yankee Corporate Bonds and Notes (Cost $50,617,603)					51,293,989

		Yield		Shares
Short-Term Investments : 9.76%
Investment Companies : 9.76%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.10		125,975,589	125,975,589
Wells Fargo Securities Lending Cash Investments, LLC(l)(r)(u)(v)		0.16		8,309,500	8,309,500

Total Short-Term Investments (Cost $134,285,089)					134,285,089

Total investments in securities (Cost $1,427,673,384)*	104.31%				1,435,599,358
Other assets and liabilities, net	(4.31)				(59,343,416)

Total net assets	100.00%				$1,376,255,942

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for unfunded loans.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $1,427,938,521 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,359,375
Gross unrealized depreciation	(6,698,538)

Net unrealized appreciation	$7,660,837

7

Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”)

Notes to Portfolio of Investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of May 31, 2013, the Fund had unfunded loan commitments of $48,144,163.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Corporate bonds and notes	$0	$925,871,643	$0	$925,871,643
Municipal obligations	0	9,977,415	0	9,977,415
Non-agency mortgage back securities	0	61,584	0	61,584
Term loans	0	313,105,904	1,003,734	314,109,638
Yankee corporate bonds and notes	0	51,293,989	0	51,293,989
Short-term investments
Investment companies	125,975,589	8,309,500	0	134,285,089

	$125,975,589	$1,308,620,035	$1,003,734	$1,435,599,358

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 11.68%
FHLMC ±	2.38%	6-1-2032	$9,598	$10,075
FHLMC ±	2.38	4-1-2032	180,267	192,353
FHLMC ±	2.46	1-1-2029	87,611	88,115
FHLMC ±	2.53	7-1-2029	6,125	6,503
FHLMC ±	2.69	10-1-2031	83,760	84,102
FHLMC	5.50	8-1-2018	1,270,699	1,361,528
FHLMC	6.00	4-1-2016	302,792	317,088
FHLMC	6.00	5-1-2017	529,946	562,389
FHLMC	6.00	1-1-2024	3,884,638	4,271,859
FHLMC	7.00	6-1-2031	451,987	534,423
FHLMC	9.00	11-1-2016	99,298	107,928
FHLMC	9.00	12-1-2016	577,634	624,274
FHLMC	9.00	8-1-2018	137,805	151,124
FHLMC	9.00	10-1-2019	87,443	98,624
FHLMC	9.50	12-1-2016	52,414	57,227
FHLMC	9.50	5-1-2020	27,069	29,481
FHLMC	9.50	9-1-2020	194,378	221,716
FHLMC	9.50	12-1-2022	411,697	460,769
FHLMC	10.00	11-1-2021	60,321	62,919
FHLMC	10.50	5-1-2020	148,007	172,769
FHLMC Series 2582 Class CW	4.50	11-15-2017	38,777	39,157
FHLMC Series 2617 Class GR	4.50	5-15-2018	1,025,239	1,090,773
FHLMC Series 2684 Class PE	5.00	1-15-2033	195,418	202,713
FHLMC Series 2690 Class TG	4.50	4-15-2032	1,104,130	1,138,204
FHLMC Series 2707 Class QE	4.50	11-15-2018	918,791	980,903
FHLMC Series 2843 Class BC	5.00	8-15-2019	2,168,567	2,350,315
FHLMC Series 2855 Class WN	4.00	9-15-2019	959,271	1,014,197
FHLMC Series 2911 Class UE	5.00	6-15-2033	3,551,398	3,625,441
FHLMC Series 2937 Class HJ	5.00	10-15-2019	965,703	1,000,849
FHLMC Series 2948 Class KB	4.50	7-15-2019	1,666,427	1,710,170
FHLMC Series 3647 Class BG	4.00	12-15-2027	2,369,784	2,416,205
FHLMC Series 3834 Class EA	3.50	6-15-2029	1,382,339	1,443,065
FHLMC Series 3842 Class CJ	2.00	9-15-2018	851,607	868,480
FHLMC Series 3952 Class MK	3.00	11-15-2021	3,138,571	3,220,538
FHLMC Series 4157 Class MP	2.50	12-15-2015	516,222	517,049
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	2-25-2042	1,155,334	1,395,932
FNMA ±	1.89	10-1-2031	161,588	168,179
FNMA ±	1.98	1-1-2023	24,723	24,908
FNMA ±	2.25	5-1-2032	62,095	65,929
FNMA ±	2.37	11-1-2031	116,480	123,598
FNMA ±	2.42	6-1-2032	201,347	206,819
FNMA ±	2.45	12-1-2040	517,752	552,906
FNMA	3.03	1-1-2015	2,600,000	2,670,862
FNMA	3.09	5-1-2016	1,189,111	1,248,700
FNMA ±	3.17	4-1-2033	9,343	9,961
FNMA ±	3.58	7-1-2033	68,081	68,248
FNMA	3.93	8-1-2014	4,041,901	4,100,386
FNMA	4.00	5-25-2019	340,436	359,041
FNMA	4.00	12-15-2024	1,904,583	2,011,348
FNMA	4.22	5-1-2016	2,313,455	2,492,471
FNMA	4.44	9-1-2015	4,069,199	4,399,429
FNMA	4.88	1-1-2014	7,243,842	7,357,973
FNMA	5.16	1-1-2018	3,087,468	3,378,926
FNMA	5.23	7-1-2018	1,770,767	1,893,794
FNMA	5.24	1-1-2015	2,827,924	2,968,883
FNMA	5.29	8-1-2015	5,829,738	6,298,954
FNMA	5.42	11-1-2013	263,068	262,960
FNMA	6.00	4-1-2021	3,366,192	3,609,062
FNMA	6.50	8-1-2031	1,068,365	1,214,382
FNMA	7.00	11-1-2014	62,405	64,152
FNMA	7.84	4-1-2018	4,897,310	5,289,750
FNMA	8.33	7-15-2020	70,365	80,849
FNMA	8.50	7-1-2017	376,890	408,765

1

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	9.00%	12-1-2016	$373,361	$405,723
FNMA	9.00	2-15-2020	212,151	249,324
FNMA	9.00	10-1-2021	134,651	154,923
FNMA	9.00	6-1-2024	172,138	195,043
FNMA	9.50	12-1-2020	148,405	169,826
FNMA	9.50	3-1-2021	38,888	43,080
FNMA	10.00	3-1-2018	58,559	60,851
FNMA	10.25	9-1-2021	153,462	175,897
FNMA	10.50	10-1-2014	21,885	22,229
FNMA	10.50	8-1-2020	7,555	8,638
FNMA	10.50	4-1-2022	244,912	273,749
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	6-25-2030	734,539	850,295
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12-25-2041	1,518,188	1,784,380
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	8-25-2041	1,273,349	1,519,021
FNMA Grantor Trust Series 2001-T8 Class A3 ±	3.69	7-25-2041	3,097,485	3,128,215
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11-25-2031	1,598,998	1,871,744
FNMA Series 1988-4 Class Z	9.25	3-25-2018	78,832	87,361
FNMA Series 1988-9 Class Z	9.45	4-25-2018	43,491	48,244
FNMA Series 1989-30 Class Z	9.50	6-25-2019	222,036	249,158
FNMA Series 1989-49 Class E	9.30	8-25-2019	33,739	37,101
FNMA Series 1990-111 Class Z	8.75	9-25-2020	46,105	50,293
FNMA Series 1990-119 Class J	9.00	10-25-2020	131,052	150,197
FNMA Series 1990-124 Class Z	9.00	10-25-2020	85,697	98,228
FNMA Series 1990-21 Class Z	9.00	3-25-2020	189,758	215,458
FNMA Series 1990-27 Class Z	9.00	3-25-2020	137,282	156,835
FNMA Series 1990-30 Class D	9.75	3-25-2020	66,803	76,900
FNMA Series 1990-77 Class D	9.00	6-25-2020	61,628	69,514
FNMA Series 1991-132 Class Z	8.00	10-25-2021	270,704	313,456
FNMA Series 1992-71 Class X	8.25	5-25-2022	102,638	121,289
FNMA Series 2002-W4 Class A6 ±	3.31	5-25-2042	1,465,871	1,572,826
FNMA Series 2003-125 Class AY	4.00	12-25-2018	4,706,751	4,990,112
FNMA Series 2003-129 Class AP	4.00	1-25-2019	1,472,207	1,547,486
FNMA Series 2003-15 Class CN	5.00	3-25-2018	911,681	973,276
FNMA Series 2003-35 Class ME	5.00	5-25-2018	909,778	969,580
FNMA Series 2005-22 Class KJ	5.00	7-25-2033	1,089,990	1,095,702
FNMA Series 2006-9 Class BM	6.00	10-25-2033	7,024,471	7,199,310
FNMA Series 2007-2 Class FA ±	0.39	2-25-2037	506,572	504,811
FNMA Series 2007-79 Class A	6.00	10-25-2036	2,865,889	2,954,568
FNMA Series 2007-B2 Class AB	5.50	12-25-2020	165,094	165,589
FNMA Series 2010-153 Class AB	2.00	11-25-2018	903,936	924,870
FNMA Series 2010-153 Class BG	2.50	11-25-2018	1,419,180	1,466,771
FNMA Series 2011-115 Class DP	3.50	4-25-2034	1,599,809	1,640,361
FNMA Series 2011-129 Class LG	3.00	3-25-2037	1,702,127	1,743,616
FNMA Series 2011-35 Class PA	4.00	2-25-2039	2,501,264	2,553,465
FNMA Series 2011-56 Class AC	2.00	7-25-2018	900,356	917,098
FNMA Series 2011-99 Class AB	4.00	12-25-2038	683,902	699,178
FNMA Series 2012-80 Class NA	2.75	6-25-2042	4,756,213	4,806,453
FNMA Series 2013-M1 Class ASQ1	0.49	11-25-2016	4,809,479	4,808,445
FNMA Series 2013-M5 Class ASQ2	0.59	8-25-2015	5,000,000	4,988,935
FNMA Series G-22 Class ZT	8.00	12-25-2016	433,355	469,022
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.11	6-25-2033	80,674	80,297
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	3.39	8-25-2042	62,958	68,324
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.06	8-25-2042	4,308,867	4,536,802
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	7-25-2034	5,282,004	5,396,666
GNMA	7.00	6-15-2033	984,855	1,164,026
GNMA	9.00	11-15-2017	134,747	143,612
GNMA	9.50	11-15-2017	35,405	37,634
GNMA	10.00	10-20-2017	96,730	102,461
GNMA Series 2010-84 Class PA	2.00	2-20-2033	468,805	472,621
GNMA Series 2011-29 Class AG	3.00	8-16-2037	806,668	823,580
Total Agency Securities (Cost $154,092,395)				156,164,961

Asset-Backed Securities : 9.83%
Ally Auto Receivables Trust Series 2012-2 Class A2	0.56	10-15-2014	2,612,997	2,613,951

2

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Citigroup Commercial Mortgage Trust Series 2004-C1 Class A4 ±	5.44%	4-15-2040	$6,200,000	$6,364,901
CNH Equipment Trust Series 2012-A Class A2	0.65	7-15-2015	352,631	352,708
CNH Equipment Trust Series 2012-C Class A2	0.44	2-16-2016	8,500,000	8,502,525
CNH Equipment Trust Series 2013-A Class A2	0.44	7-15-2016	9,645,000	9,645,637
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3 ±	0.60	5-25-2036	1,705,527	1,690,676
DBRR Trust Series 2012-EZ1 Class A 144A	0.95	9-25-2045	3,208,265	3,216,205
Ford Credit Auto Lease Trust Series 2012-A Class A2	0.63	4-15-2014	2,155,569	2,156,809
Ford Credit Auto Owner Trust Series 2012-A Class A2	0.62	9-15-2014	198,123	198,148
Ford Credit Auto Owner Trust Series 2012-B Class A2	0.57	1-15-2015	2,896,027	2,897,414
Ford Credit Auto Owner Trust Series 2012-C Class A2	0.47	4-15-2015	2,428,909	2,430,274
Ford Credit Auto Owner Trust Series 2013-A Class A2	0.38	11-15-2015	4,000,000	3,998,708
GE Equipment Transportation LLC Series 2013-1 Class A2	0.50	11-24-2015	4,400,000	4,399,534
Honda Auto Receivables Owner Trust Series 2012-1 Class A2	0.57	8-15-2014	2,781,532	2,782,508
Honda Auto Receivables Owner Trust Series 2012-2 Class A2	0.56	11-17-2014	4,459,350	4,463,006
Honda Auto Receivables Owner Trust Series 2012-3 Class A2	0.46	12-15-2014	4,266,029	4,268,043
Honda Auto Receivables Owner Trust Series 2012-4 Class A2	0.40	4-20-2015	4,050,000	4,050,806
Hyundai Auto Lease Securitization Trust Series 2012-A Class A2 144A	0.68	1-15-2015	2,623,736	2,625,832
Hyundai Auto Lease Securitization Trust Series 2013-A Class A2 144A	0.51	9-15-2015	6,755,000	6,755,263
Hyundai Auto Receivables Trust Hart Series 2011-C Class A2	0.62	7-15-2014	37,291	37,295
Hyundai Auto Receivables Trust Hart Series 2012-A Class A2	0.55	6-16-2014	409,457	409,506
Hyundai Auto Receivables Trust Hart Series 2012-B Class A2	0.54	1-15-2015	3,176,321	3,178,564
Hyundai Auto Receivables Trust Hart Series 2013-A Class A2	0.40	12-15-2015	5,310,000	5,310,977
John Deere Owner Trust Series 2012-A Class A2	0.59	6-16-2014	1,279,585	1,279,876
Mercedes Benz Auto Lease Trust Series 2013-A Class A2	0.49	6-15-2015	9,140,000	9,137,733
Mercedes-Benz Auto Receivables Trust Series 2012-1 Class A2	0.37	3-16-2015	4,480,545	4,481,939
Nissan Auto Lease Trust Series 2013-A Class A2A	0.45	9-15-2015	8,375,000	8,369,782
Nissan Auto Receivables Owner Trust Series 2011-B Class A2	0.74	9-15-2014	340,216	340,444
Nissan Auto Receivables Owner Trust Series 2012-B Class A2	0.39	4-15-2015	5,346,526	5,346,911
Porsche Innovative Lease Owner Pilot Trust Series 2012-1 Class A2 144A	0.44	2-23-2015	5,005,559	5,007,121
Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.66	3-25-2032	28,807	28,582
Structured Asset Investment Loan Trust Series 2005-10 Class A4 ±	0.39	12-25-2035	2,361,087	2,350,729
Volkswagen Auto Lease Trust Series 2012-A Class A2	0.66	11-20-2014	4,335,814	4,340,605
Volkswagen Auto Loan Enhanced Valet Series 2012-1 Class A2	0.61	10-20-2014	901,137	901,613
Volvo Financial Equipment LLC Series 2013-1A Class A2 144A	0.53	11-16-2015	5,900,000	5,901,009
World Omni Automobile Lease Trust Series 2012-A Class A2	0.71	1-15-2015	1,624,061	1,625,656
Total Asset-Backed Securities (Cost $131,462,476)				131,461,290

Corporate Bonds and Notes : 42.68%
Consumer Discretionary : 5.33%
Leisure Equipment & Products : 0.39%
Hasbro Incorporated	6.13	5-15-2014	5,000,000	5,252,715

Media : 4.05%
DIRECTV Holdings LLC	4.75	10-1-2014	7,000,000	7,352,023
EchoStar DBS Corporation	7.00	10-1-2013	3,000,000	3,047,400
Interpublic Group of Companies Incorporated	6.25	11-15-2014	7,093,000	7,571,778
News America Incorporated	7.60	10-11-2015	5,618,000	6,435,262
TCI Communications Incorporated	8.75	8-1-2015	6,000,000	6,996,912
TCM Sub LLC 144A	3.55	1-15-2015	9,071,000	9,433,169
Time Warner Cable Incorporated	6.20	7-1-2013	3,320,000	3,333,077
Time Warner Cable Incorporated	8.25	2-14-2014	2,455,000	2,580,608
Viacom Incorporated	6.25	4-30-2016	6,500,000	7,413,751
				54,163,980

Multiline Retail : 0.47%
Macy’s Retail Holdings Incorporated	5.75	7-15-2014	6,000,000	6,321,348

3

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail : 0.42%
Best Buy Company Incorporated	7.25%	7-15-2013	$5,500,000	$5,527,500

Consumer Staples : 2.90%
Food & Staples Retailing : 0.97%
Safeway Incorporated	5.63	8-15-2014	6,600,000	6,943,246
Tyson Foods Incorporated	6.60	4-1-2016	5,245,000	5,973,662
				12,916,908

Food Products : 0.92%
Cadbury Schweppes Company 144A	5.13	10-1-2013	6,545,000	6,639,183
Conagra Foods Incorporated	5.88	4-15-2014	5,500,000	5,736,847
				12,376,030

Household Products : 0.56%
Newell Rubbermaid Incorporated	2.00	6-15-2015	7,360,000	7,485,915

Tobacco : 0.45%
Reynolds American Incorporated	1.05	10-30-2015	4,050,000	4,060,166
Reynolds American Incorporated	7.30	7-15-2015	1,770,000	1,994,615
				6,054,781

Energy : 5.02%
Energy Equipment & Services : 1.02%
Enbridge Energy Partners LP	4.75	6-1-2013	7,350,000	7,350,000
Enterprise Products Operating LLC	3.70	6-1-2015	6,000,000	6,331,152
				13,681,152

Oil, Gas & Consumable Fuels : 4.00%
Apache Corporation	6.00	9-15-2013	6,175,000	6,267,088
Colorado Interstate Gas Company	5.95	3-15-2015	8,450,000	9,146,855
Energy Transfer Partners LP	5.95	2-1-2015	2,795,000	3,009,815
Magellan Midstream Partners LP	6.45	6-1-2014	6,929,000	7,306,457
Marathon Oil Corporation	0.90	11-1-2015	4,000,000	3,996,764
Marathon Petroleum Corporation	3.50	3-1-2016	7,029,000	7,455,583
Phillips 66 Company	1.95	3-5-2015	4,600,000	4,686,554
Valero Energy Corporation	4.75	4-1-2014	5,125,000	5,294,653
Williams Partners LP	3.80	2-15-2015	6,000,000	6,288,354
				53,452,123

Financials : 14.39%
Capital Markets : 0.99%
Goldman Sachs Group Incorporated	5.13	1-15-2015	6,000,000	6,376,170
Morgan Stanley	1.75	2-25-2016	4,000,000	4,007,492
Morgan Stanley	6.00	4-28-2015	2,660,000	2,885,951
				13,269,613

Commercial Banks : 0.93%
Associated Banc-Corp	1.88	3-12-2014	4,000,000	4,014,444
Fifth Third Bank	4.75	2-1-2015	7,000,000	7,426,986
Union Bank NA	2.13	12-16-2013	1,000,000	1,009,184
				12,450,614

4

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance : 3.86%
American Express Company	7.25%	5-20-2014	$6,000,000	$6,385,980
Capital One Financial Corporation	7.38	5-23-2014	7,000,000	7,445,130
Daimler Finance North America LLC 144A	1.25	1-11-2016	3,510,000	3,510,972
Daimler Finance North America LLC 144A	1.65	4-10-2015	3,000,000	3,036,471
Ford Motor Credit Company LLC	3.88	1-15-2015	6,000,000	6,223,578
General Motors Financial Company 144A	2.75	5-15-2016	3,500,000	3,494,750
Harley-Davidson Funding Corporation 144A	5.75	12-15-2014	4,866,000	5,213,705
Hyundai Capital America Company 144A	3.75	4-6-2016	7,331,000	7,703,811
Nisource Finance Corporation	5.40	7-15-2014	4,797,000	5,029,918
SLM Corporation	3.88	9-10-2015	3,500,000	3,570,000
				51,614,315

Diversified Financial Services : 4.34%
Bank of America Corporation	7.38	5-15-2014	7,000,000	7,429,037
Citigroup Incorporated	6.38	8-12-2014	7,000,000	7,442,064
General Electric Capital Corporation	1.00	1-8-2016	6,000,000	6,007,806
HSBC Finance Corporation	4.75	7-15-2013	6,000,000	6,028,194
HSBC Finance Corporation	5.50	1-19-2016	2,165,000	2,391,598
JPMorgan Chase & Company	1.13	2-26-2016	6,000,000	5,994,522
PNC Funding Corporation	5.25	11-15-2015	7,500,000	8,259,338
Toll Road Investment Part II 144A¤	0.00	2-15-2016	6,000,000	5,449,920
Twins Ballpark LLC ±144A	1.20	10-1-2034	9,000,000	9,000,000
				58,002,479

Insurance : 2.16%
American International Group Incorporated	3.00	3-20-2015	8,000,000	8,287,112
MetLife Global Funding I 144A	2.00	1-10-2014	3,000,000	3,028,365
MetLife Institutional Funding III 144A	1.63	4-2-2015	3,500,000	3,549,389
Principal Life Global Funding II 144A	1.00	12-11-2015	5,000,000	5,013,160
Prudential Covered Trust Company 144A	3.00	9-30-2015	6,003,000	6,228,094
W.R. Berkley Corporation	5.60	5-15-2015	2,620,000	2,811,250
				28,917,370

REITs : 2.11%
American Tower Corporation	4.63	4-1-2015	6,300,000	6,689,561
Camden Property Trust	5.00	6-15-2015	6,490,000	6,990,184
Digital Realty Trust LP	4.50	7-15-2015	5,875,000	6,202,802
Health Care Incorporated	3.63	3-15-2016	5,470,000	5,792,834
Ventas Realty LP	3.13	11-30-2015	2,400,000	2,528,316
				28,203,697

Health Care : 2.94%
Health Care Equipment & Supplies : 0.80%
Boston Scientific Corporation	4.50	1-15-2015	4,500,000	4,751,496
Boston Scientific Corporation	5.45	6-15-2014	1,750,000	1,833,080
CareFusion Corporation	5.13	8-1-2014	4,000,000	4,196,456
				10,781,032

Health Care Providers & Services : 0.49%
Express Scripts Holding Company	2.10	2-12-2015	6,400,000	6,534,259

Life Sciences Tools & Services : 1.00%
Life Technologies Corporation	4.40	3-1-2015	5,830,000	6,140,267
Thermo Fisher Scientific Incorporated	3.20	3-1-2016	4,823,000	5,059,530

5

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Incorporated	5.00%	6-1-2015	$2,000,000	$2,142,614
				13,342,411

Pharmaceuticals : 0.65%
AbbVie Incorporated 144A	1.20	11-6-2015	5,000,000	5,020,965
Watson Pharmaceuticals Incorporated	5.00	8-15-2014	3,500,000	3,661,735
				8,682,700

Industrials : 3.21%
Commercial Services & Supplies : 1.10%
Penske Truck Leasing Company LP 144A	2.50	7-11-2014	2,000,000	2,031,756
Penske Truck Leasing Company LP 144A	2.50	3-15-2016	2,720,000	2,797,525
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	3,310,000	3,430,487
Pitney Bowes Incorporated	3.88	6-15-2013	6,412,000	6,416,642
				14,676,410

Electrical Equipment : 1.35%
Dayton Power & Light Company	5.13	10-1-2013	6,000,000	6,087,444
Eaton Corporation 144A	0.95	11-2-2015	5,000,000	5,000,705
Roper Industries Incorporated	6.63	8-15-2013	6,895,000	6,972,838
				18,060,987

Machinery : 0.38%
Case New Holland Incorporated	7.75	9-1-2013	5,000,000	5,056,250

Road & Rail : 0.38%
Ryder System Incorporated	3.15	3-2-2015	5,000,000	5,172,420

Information Technology : 2.40%
Communications Equipment : 0.61%
Agilent Technologies Incorporated	5.50	9-14-2015	7,456,000	8,197,335

IT Services : 0.53%
Electronic Data Systems Corporation Series B	6.00	8-1-2013	7,000,000	7,058,674

Office Electronics : 0.48%
Xerox Corporation	8.25	5-15-2014	6,000,000	6,408,180

Semiconductors & Semiconductor Equipment : 0.30%
Broadcom Corporation	1.50	11-1-2013	4,000,000	4,016,276

Software : 0.48%
CA Incorporated	6.13	12-1-2014	6,000,000	6,430,686

Materials : 1.70%
Chemicals : 0.53%
Eastman Chemical Company	3.00	12-15-2015	6,760,000	7,076,895

Metals & Mining : 0.53%
Barrick Gold Corporation	1.75	5-30-2014	7,000,000	7,051,793

Paper & Forest Products : 0.64%
Georgia-Pacific LLC	7.70	6-15-2015	7,570,000	8,563,578

6

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 2.37%
Diversified Telecommunication Services : 1.86%
AT&T Incorporated	0.88%	2-13-2015	$6,445,000	$6,462,376
Crown Castle Towers LLC 144A	3.21	8-15-2035	6,000,000	6,209,472
Qwest Corporation ±	3.53	6-15-2013	3,000,000	3,001,365
Qwest Corporation	7.50	10-1-2014	3,274,000	3,547,589
SBA Tower Trust 144A	4.25	4-15-2040	5,415,000	5,616,075
				24,836,877

Wireless Telecommunication Services : 0.51%
Verizon Wireless Capital LLC	7.38	11-15-2013	6,688,000	6,886,079

Utilities : 2.42%
Electric Utilities : 1.23%
Ameren Corporation	8.88	5-15-2014	6,000,000	6,437,928
Exelon Corporation	4.90	6-15-2015	2,000,000	2,155,594
LG&E & KU Energy LLC	2.13	11-15-2015	7,635,000	7,824,333
				16,417,855

Gas Utilities : 0.45%
Atmos Energy Corporation	4.95	10-15-2014	5,640,000	5,961,401

Multi-Utilities : 0.74%
CMS Energy Corporation	4.25	9-30-2015	6,500,000	6,952,985
DTE Energy Company ±	0.99	6-3-2013	3,000,000	3,000,000
				9,952,985

Total Corporate Bonds and Notes (Cost $569,661,105)				570,855,623

Municipal Obligations : 3.99%
California : 1.41%
California PCFA Waste Management Services Incorporated Series A (Resource Recovery Revenue) ±	0.85	11-1-2038	4,000,000	4,002,120
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	4,000,000	4,058,880
California Public Works Board Lease Series E (Health Revenue)	3.68	12-1-2015	5,000,000	5,155,500
Irvine Ranch CA Water District (Water & Sewer Revenue)	2.39	3-15-2014	5,680,000	5,686,986
				18,903,486

Florida : 0.21%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±	2.63	8-1-2023	2,800,000	2,849,840

Illinois : 0.44%
Illinois (Tax Revenue)	4.42	1-1-2015	5,635,000	5,899,676

Louisiana : 0.39%
Louisiana Gas & Fuels Tax Build America Bonds Series A-4 (Tax Revenue) ±	2.70	5-1-2043	5,250,000	5,257,560

Michigan : 0.24%
Michigan Housing Development Authority Series A (Housing Revenue) ±	0.85	12-1-2014	3,200,000	3,200,096

7

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 0.12%
Minnesota Tobacco Securitization Authority Series A (Tobacco Revenue)	2.64%	3-1-2014	$1,500,000	$1,521,210

New Jersey : 0.11%
Atlantic City NJ (Tax Revenue, AGM Insured)	4.00	12-15-2013	1,375,000	1,391,115

New York : 0.13%
Dutchess County NY Local Development Corporation (Health Revenue)	1.35	7-1-2014	1,775,000	1,778,231

Ohio : 0.23%
Ohio Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.75	6-1-2013	3,000,000	3,000,000

Texas : 0.71%
Houston TX Airport Services Sub-Lien Series A (Airport Revenue)	5.00	7-1-2013	2,500,000	2,509,650
Mission TX Economic Development Corporation Republic Services Incorporated Project (Solid Waste Revenue) ø	0.57	1-1-2026	7,000,000	7,000,000
				9,509,650

Total Municipal Obligations (Cost $53,054,368)				53,310,864

Non-Agency Mortgage Backed Securities : 9.70%
Bank of America Commercial Mortgage Incorporated Series 2004-1 Class A4	4.76	11-10-2039	6,572,971	6,662,902
Bank of America Commercial Mortgage Incorporated Series 2004-3 Class A5 ±	5.56	6-10-2039	6,355,780	6,569,556
Bank of America Commercial Mortgage Incorporated Series 2004-5 Class A4 ±	4.94	11-10-2041	5,700,618	5,919,300
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.75	10-20-2032	2,653	2,727
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-PWR3 Class A4	4.72	2-11-2041	1,309,475	1,326,337
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	5,850,000	6,273,359
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	3,700,000	3,924,864
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	2,130,000	2,259,953
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T18 Class A4 ±	4.93	2-13-2042	5,893,099	6,255,873
Citigroup Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.22	7-15-2044	3,500,000	3,802,155
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	112,966	125,647
Commercial Mortgage Pass-Through Trust Certificates Series 2005-C6 Class A5A ±	5.12	6-10-2044	5,585,000	6,021,887
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10-15-2037	829,535	831,414
Commercial Mortgage Trust Pass-Through Certificates Series 2010-C1 Class A1 144A	3.16	7-10-2046	5,621,884	5,865,441
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.11	6-19-2031	651,935	656,302
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.95	6-19-2031	297,363	301,199
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.25	9-25-2034	250,166	209,852
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A4	4.69	7-15-2037	1,168,000	1,244,217
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	2,850,000	3,055,519
Credit Suisse Mortgage Capital Certificates Series 2010-12R Class 11A1 ±144A	4.00	7-26-2036	1,007,175	1,009,024
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.35	1-25-2022	127,581	130,528
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	1.98	1-25-2021	44,557	45,394

8

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.32%	9-25-2033	$847,884	$846,408
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	5,232,100	5,176,219
GE Capital Commercial Mortgage Corporation Series 2004-C1 Class A3	4.60	11-10-2038	426,033	430,882
GE Capital Commercial Mortgage Corporation Series 2004-C2 Class A4	4.89	3-10-2040	5,636,000	5,759,721
GE Capital Commercial Mortgage Corporation Series 2004-C3 Class A4 ±	5.19	7-10-2039	3,782,973	3,928,655
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	5,430,000	5,838,901
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±144A	8.00	9-19-2027	100,833	104,201
Housing Securities Incorporated Series 1992-8 Class E ±	3.60	6-25-2024	161,540	162,396
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	2-15-2030	6,210,000	6,519,885
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	6,950,000	7,434,999
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	33,755	33,968
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	6,316,856	6,773,249
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	4,815,000	5,169,018
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	6-13-2041	948,801	950,610
Morgan Stanley Dean Witter Capital I Series 2005-IQ9 Class A5	4.70	7-15-2056	1,000,000	1,051,388
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(i)(w)	15,279.23	4-20-2021	25	4,909
NCUA Guaranteed Notes Series 2010-C1 Class A1	1.60	10-29-2020	7,119,135	7,222,740
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.50	4-25-2018	25,203	25,750
Resecuritization Mortgage Trust Series 1998-B Class A ±144A	0.44	4-26-2021	10,541	9,898
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	2.04	11-25-2020	468,074	481,086
Springleaf Mortgage Loan Trust Series 2012-2A Class A ±144A	2.22	10-25-2057	3,269,748	3,384,509
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.60	10-25-2024	183,757	193,697
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.71	2-25-2028	341,138	337,610
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.15	12-25-2034	71,884	68,147
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A1	1.01	5-10-2063	4,316,053	4,330,870
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.84	8-25-2032	194,517	190,574
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.84	8-25-2032	174,306	167,011
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	745,625	680,368
Total Non-Agency Mortgage Backed Securities (Cost $130,017,504)				129,771,119

Yankee Corporate Bonds and Notes : 18.30%
Consumer Discretionary : 1.02%
Auto Components : 0.30%
Autoliv Incorporated	3.85	4-30-2014	4,000,000	4,046,720

Diversified Consumer Services : 0.49%
Anglo American Capital Company 144A	9.38	4-8-2014	6,130,000	6,537,964

Media : 0.23%
Thomson Reuters Corporation	5.95	7-15-2013	3,000,000	3,017,754

Consumer Staples : 0.76%
Food Products : 0.55%
Tate & Lyle International Finance plc 144A	5.00	11-15-2014	7,000,000	7,343,063

Tobacco : 0.21%
BAT International Finance plc 144A	1.40	6-5-2015	2,750,000	2,774,186

Energy : 3.00%
Oil, Gas & Consumable Fuels : 3.00%
CNOOC Finance 2013 Limited	1.13	5-9-2016	3,500,000	3,495,573

9

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Husky Energy Incorporated	5.90%	6-15-2014	$6,000,000	$6,305,886
Noble Corporation	5.88	6-1-2013	7,420,000	7,420,000
Petrobras International Finance Company	2.88	2-6-2015	7,000,000	7,094,304
Sinopec Capital 2013 144A	1.25	4-24-2016	3,440,000	3,426,023
Weatherford International Limited	4.95	10-15-2013	6,000,000	6,087,246
Woodside Finance Limited 144A	8.13	3-1-2014	6,000,000	6,301,800
				40,130,832

Financials : 9.84%
Commercial Banks : 8.46%
ABN AMRO Bank NV 144A	1.38	1-22-2016	6,935,000	6,943,322
ANZ New Zealand International Limited 144A	1.13	3-24-2016	6,500,000	6,490,328
Bank Nederlandse Gemeenten	5.00	5-16-2014	14,000,000	14,599,354
Bank of Montreal 144A«	1.30	10-31-2014	5,500,000	5,567,018
Bank of Nova Scotia 144A	1.45	7-26-2014	12,000,000	12,018,816
Canadian Imperial Bank 144A	0.90	9-19-2014	4,000,000	4,024,708
ING Bank NV 144A	1.38	3-7-2016	6,000,000	5,976,450
KFW Bankengruppe ±	0.27	11-28-2014	7,000,000	7,000,028
Macquarie Bank Limited 144A	3.45	7-27-2015	5,000,000	5,207,645
Nordea Eiendomskreditt 144A	1.88	4-7-2015	12,500,000	12,650,125
SpareBank 1 Boligkreditt 144A	1.25	10-25-2014	14,000,000	14,045,080
Stadshypotek AB 144A	1.45	9-30-2013	12,500,000	12,549,075
Xstrata Finance Canada Limited 144A	2.85	11-10-2014	6,000,000	6,131,874
				113,203,823

Diversified Financial Services : 0.87%
Abbey National Treasury Service plc 144A	3.88	11-10-2014	4,400,000	4,560,420
WPP Finance	8.00	9-15-2014	6,500,000	7,060,885
				11,621,305

Insurance : 0.51%
Endurance Specialty Holdings Limited	6.15	10-15-2015	6,180,000	6,813,067

Industrials : 0.46%
Machinery : 0.46%
Pentair Finance SA	1.35	12-1-2015	6,075,000	6,098,170

Information Technology : 0.25%
Semiconductors & Semiconductor Equipment : 0.25%
TSMC Global Limited 144A	0.95	4-3-2016	3,385,000	3,361,623

Materials : 1.03%
Construction Materials : 0.22%
Lafarge SA 144A	6.20	7-9-2015	2,745,000	2,964,600

Metals & Mining : 0.81%
Arcelormittal Company	5.38	6-1-2013	5,500,000	5,500,000
RioTinto Finance USA Limited	8.95	5-1-2014	5,000,000	5,369,840
				10,869,840

Telecommunication Services : 1.94%
Diversified Telecommunication Services : 1.46%
Deutsche Telekom International Finance BV	5.25	7-22-2013	7,000,000	7,042,371
Telefonos de Mexico SA	5.50	1-27-2015	6,000,000	6,393,444

10

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Vivendi SA 144A		2.40%	4-10-2015	$6,000,000	$6,115,500
					19,551,315

Wireless Telecommunication Services : 0.48%
Rogers Cable Incorporated		5.50	3-15-2014	2,000,000	2,075,014
Rogers Wireless Incorporated		6.38	3-1-2014	4,200,000	4,375,426
					6,450,440

Total Yankee Corporate Bonds and Notes (Cost $243,757,886)					244,784,702

Short-Term Investments : 5.04%

		Yield		Shares
Investment Companies : 4.98%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10		61,848,062	61,848,062
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.16		4,786,875	4,786,875
					66,634,937

				Principal
U.S. Treasury Securities : 0.06%
U.S. Treasury Bill (z)#		0.02	6-20-2013	$750,000	749,992
U.S. Treasury Bill (z)#		0.01	6-20-2013	$50,000	50,000
					799,992

Total Short-Term Investments (Cost $67,434,916)					67,434,929

Total investments in securities (Cost $1,349,480,650)*	101.22%				1,353,783,488
Other assets and liabilities, net	(1.22)				(16,311,348)

Total net assets	100.00%				$1,337,472,140

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(i)	Illiquid security
(w)	This security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the repayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,349,284,204 and unrealized appreciation (depreciation) consists of: Gross unrealized appreciation $ 7,303,975 Gross unrealized depreciation (2,804,691) Net unrealized appreciation $ 4,499,284

Gross unrealized appreciation	$7,303,975
Gross unrealized depreciation	(2,804,691)

Net unrealized appreciation	$4,499,284

11

Wells Fargo Advantage Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of Investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$156,164,961	$0	$156,164,961
Asset-backed securities	0	131,461,290	0	131,461,290
Corporate bonds and notes	0	570,855,623	0	570,855,623
Municipal obligations	0	53,310,864	0	53,310,864
Non-agency mortgage backed securities	0	129,771,119	0	129,771,119
Yankee corporate bonds and notes	0	244,784,702	0	244,784,702
Short-term investments
Investment companies	61,848,062	4,786,875	0	66,634,937
U.S. Treasury securities	749,992	50,000	0	799,992

	$62,598,054	$1,291,185,434	$0	$1,353,783,488

As of May 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$593,210	$0	$0	$593,210

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of May 31, 2013, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2013, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at May 31, 2013	Unrealized gains
9-30-2013	2,167 Short	2-Year U.S. Treasury Notes	$477,044,737	$525,851
9-30-2013	288 Short	5-Year U.S. Treasury Notes	35,255,250	67,359

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: July 26, 2013

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: July 26, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: July 26, 2013